[LOGO]    CANADA LIFE


                                        RONALD E. BEETTAM, F.S.A., F.C.I.A.
                                        President

                                        Canada Life Insurance Company
                                          of America
                                        P.O. Box 105662
                                        Atlanta, GA  30348-5662

                                             (770) 953-1959, x2861
                                             (800) 905-1959
                                        FAX: (888) 670-4836


February  28, 2000


Dear Trillium(R) Policyowner:

Enclosed is the Trillium Annual Report for the period ending December 31, 1999. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Trillium for your financial needs.

Sincerely,


/s/ Ronald E. Beettam

Ronald E. Beettam

Encl.

TRILLIUM(R)                                                [LOGO OF CANADA LIFE]
A Variable Annuity                                  INSURANCE COMPANY OF AMERICA
                                                                 P.O. Box 105662
                                                          Atlanta, GA 30348-5662
                                                                  (800) 905-1959

Additional Premium Payment Form

Please complete the following information:

Owner:_____________________________          Amount of Premium Payment:
Annuitant:_________________________          $____________
Policy No.:________________________
Owner's Ssn/Tin:___________________          IF YOU ARE CHANGING ALLOCATION
                                             PLEASE COMPLETE THE FOLLOWING:

                                             ____ This payment only
                                             ____ This payment and all future
                                                  pymts
                                             ____ Re-allocate all current assets

    CASH MGMT (21)      ____%   INCOME (22)         ____%   SMALL-CAP VALUE (44)    ____%
    BOND (23)           ____%   COM STOCK (24)      ____%   LARGE-CAP VALUE (45)    ____%
    CAPITAL (25)        ____%   INTERNATIONAL (26)  ____%   LARGE-CAP GROWTH (281)  ____%
    COMM & INFO (27)    ____%   GBL GROWTH OPP (28) ____%
    GBL SMLR CO (29)    ____%   FRONTIER (41)       ____%
    HIGH YLD BOND (42)  ____%   GLOBAL TECH (43)    ____%

------------------------------------------------------------------------------------------------
                            Fixed Account Options*
____% 1 Yr. (201)   ____% 3 Yr. (203)  ____% 5 Yr. (205)    ____% 7 Yr. (207)   ____% 10 Yr. (210)

*The Fixed Accounts and/or the Guarantee Periods may not be available in all states.
------------------------------------------------------------------------------------------------

Total allocation must equal 100%

Owner's Signature             ___________________________   Date _______________
Joint Owner's Signature       ___________________________   Date _______________

    PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF AMERICA

                Information For Qualified Policy Contributions
                       (This Section Must Be Completed)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? ____________________     PLEASE NOTE: CONTRIBUTIONS FOR PRIOR
                                                         TAX YEAR CANNOT BE MADE
CONTRIBUTION $___________ FOR __________                 AFTER APRIL 15TH OF THE
                                                         CURRENT TAX YEAR.
CONTRIBUTION $___________ FOR __________

     PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

 Our Variable Annuity Administrators can not advise you on the suitability of your payment. Please contact your Registered Representative to discuss suitability issues prior to submitting your additional premium payment.

 Variable Annuities are issued by Canada Life Insurance Company of America and offered through its subsidiary,
        Canada Life of America Financial Services, Inc. (member NASD).

The attached are incorporated by reference herein to the Annual Report filed by and on behalf of the following:

Seligman Portfolios, Inc., filed March 1, 2000

     Portfolios include: Seligman Bond, Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Communications and Information, Seligman Frontier, Seligman Global Growth, Seligman Global Smaller Companies, Seligman Global Technology, Seligman High-Yield Bond, Seligman Income, Seligman International Growth, Seligman Large-Cap Growth, Seligman Large-Cap Value, and Seligman Small-Cap Value.

                         VARIABLE ACCOUNT PERFORMANCE
                         ----------------------------

       Average Annual Total Returns for Periods Ending December 31, 1999
                          Assuming Contract Continues

TRILLIUM  [LOGO]
A VARIABLE ANNUITY

                                                                                                   Since     Inception
PORTFOLIOS                                                  1 Year   3 Year   5 Year   10 Year   Inception      Date
------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio           83.13%   43.64%   33.99%      --       33.17%     10/4/94
------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio                       115.65    50.67       --       --       40.92       5/1/96
------------------------------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio                                 14.89     8.49    15.35       --       15.72      10/4/94
------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                          33.30       --       --       --        5.61       5/1/98
------------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Portfolio                 26.47    10.57    12.73       --       12.78      10/4/94
------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                                  51.11    29.51    25.07    17.20%      16.08      6/21/88
------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Growth Portfolio                                    (new portfolio)             20.46*      5/1/99
------------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Portfolio                            50.28    25.89       --       --       20.10       5/1/96
------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio                          (4.19)      --       --       --       (3.26)      5/1/98
------------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                             11.49    17.66    19.21    13.71       13.82      6/21/88
------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Portfolio                     24.80    14.95    11.86       --       10.72       5/3/93
------------------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                                    1.37     6.49     7.99     7.36        7.48      6/21/88
------------------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Portfolio                          (2.20)    3.30       --       --        6.14       5/1/95
------------------------------------------------------------------------------------------------------------------------
Seligman Bond Portfolio                                     (5.88)    2.47     4.43     4.31        4.33      6/21/88
------------------------------------------------------------------------------------------------------------------------
Seligman Cash Management Portfolio Current Yield 6.86%+      3.54     3.76     3.71     3.33        3.53      6/21/88
------------------------------------------------------------------------------------------------------------------------

*  Not annualized.

+ Annualized for the seven-day period ending December 31, 1999. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Fixed Account's rate for the one year Guarantee Period was 4.75% as of December 31, 1999. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The 3-, 5-, 7-, and 10-year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance for Seligman Communications and Information and Seligman Global Technology Portfolios was achieved during a market favorable to companies in the technology sector. There can be no assurances that these Portfolios will continue consistently to achieve, by investing in initial public offerings or otherwise, substantially similar performance that the Portfolios had previously experienced. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for the current fees and charges (excluding CDSC) associated with Trillium. For performance figures with CDSC, please see reverse side. The variable account commenced operations on 5/3/93. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

There are specific risks associated with technology investing, such as greater price fluctuations, foreign taxation, government regulation, and limited liquidity. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. The stocks of smaller companies may be subject to above-average market price fluctuations. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio with fewer holdings, such as Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, may be subject to greater volatility than a portfolio with a greater number of holdings. High-yield bonds are subject to a greater risk of loss of principal and interest than higher-rated investment grade bonds. Purchasers should carefully assess the risks associated with an investment in Seligman High-Yield Bond Portfolio.

                         VARIABLE ACCOUNT PERFORMANCE
                         ----------------------------

       Average Annual Total Returns for Periods Ending December 31, 1999
               Assuming Contract Is Surrendered at End of Period

                                                                                                   Since     Inception
PORTFOLIOS                                                  1 Year   3 Year   5 Year   10 Year   Inception      Date
------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio           77.73%   42.90%   33.82%       --      33.02%     10/4/94
------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio                       110.25    50.01       --        --      40.42       5/1/96
------------------------------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio                                  9.49     7.21    15.04        --      15.44      10/4/94
------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                          27.90       --       --        --       2.46       5/1/98
------------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Portfolio                 21.07     9.33    12.40        --      12.47      10/4/94
------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                                  45.71    28.61    24.85     17.20%     16.08      6/21/88
------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Growth  Portfolio                                  (new portfolio)              15.06*      5/1/99
------------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Portfolio                            44.88    24.94       --        --      19.34       5/1/96
------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio                          (9.59)      --       --        --      (6.61)      5/1/98
------------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                              6.09    16.56    18.94     13.71      13.82      6/21/88
------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Portfolio                     19.40    13.80    11.52        --      10.56       5/3/93
------------------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                                   (4.03)    5.15     7.59      7.36       7.48      6/21/88
------------------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Portfolio                          (7.60)    1.88       --        --       5.52       5/1/95
------------------------------------------------------------------------------------------------------------------------
Seligman Bond Portfolio                                    (11.28)    1.03     3.97      4.31       4.33      6/21/88
------------------------------------------------------------------------------------------------------------------------
Seligman Cash Management Portfolio Current Yield 6.86%+     (1.86)    2.34     3.24      3.33       3.53      6/21/88
------------------------------------------------------------------------------------------------------------------------

* Not annualized.

+ Annualized for the seven-day period ending December 31, 1999. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Fixed Account's rate for the one year Guarantee Period was 4.75% as of December 31, 1999. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The 3-, 5-, 7-, and 10-year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

 Issued by: Canada Life Insurance Company of America, 6201 Powers Ferry Road,
                            N.W., Atlanta, GA 30339
 Distributed by: Seligman Advisors, Inc., 100 Park Avenue, New York, NY 10017
                               . (800) 221-2783

Shares of the Trillium portfolios are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other federal agency, and are subject to market fluctuations including possible loss of principal.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance for Seligman Communications and Information and Seligman Global Technology Portfolios was achieved during a market favorable to companies in the technology sector. There can be no assurances that these Portfolios will continue consistently to achieve, by investing in initial public offerings or otherwise, substantially similar performance that the Portfolios had previously experienced. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, and is adjusted for Trillium's current fees and charges, including the maximum CDSC of 69%. Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 69% and decreases in steps, depending on the number of policy years since the premium was paid, as follows: less than two years, 69% at least two, but less than four, 59% at least four, but less than five, 49% at least five, but less than six, 39% at least six, but less than seven, 29% at least seven, no charge. The variable account commenced operations on 5/3/93. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------

                                   TRILLIUM
                              A VARIABLE ANNUITY

                               December 31, 1999


Total Returns*
For the Year Ended December 31, 1999

Sub-Accounts:
  Bond .............................................................   (5.81)%
  Capital ..........................................................   51.20
  Cash Management ..................................................    3.62
  Common Stock .....................................................   11.57
  Communications and Information ...................................   83.24
  Frontier .........................................................   14.97
  Global Growth ....................................................   50.37
  Global Smaller Companies .........................................   26.56
  Global Technology ................................................  115.77
  High-Yield Bond ..................................................   (2.13)
  Income ...........................................................    1.44
  International Growth .............................................   24.88
  Large-Cap Growth .................................................   20.46**
  Large-Cap Value ..................................................   (4.12)
  Small-Cap Value ..................................................   33.38

_________________
 * Total returns of the Sub-Accounts are based on the performance of the Seligman Portfolios, Inc., the underlying investment vehicle for the Canada Life of America Variable Annuity Account 2 (Variable Annuity Account 2), less current fees and charges. The returns exclude any contingent deferred sales charge ("CDSC") applicable to the Variable Annuity Account 2.

** From commencement of operations, May 1, 1999.

                                        Seligman Portfolios, Inc.
                                        the underlying investment vehicle for


                                        ________________________________________


                                        TRILLIUM
                                        A Variable Annuity


                                        ________________________________________

                                        ________________________________________

                                        ________________________________________


                                        February 7, 2000


Dear Contract Owner:

   J. & W. Seligman & Co. Incorporated, Manager of Seligman Portfolios, Inc., the underlying investment vehicle for your Trillium Variable Annuity, and Canada Life Insurance Company of America, as issuer of The Canada Life of America Variable Annuity Account 2, are pleased to provide the enclosed audited financial statements and accompanying information for the fiscal year ended December 31, 1999. Performance and portfolio commentary are also provided for each of the Portfolios.

   The 20th century ended on an extraordinarily optimistic note for the US stock markets, with all major indices -- the Dow Jones Industrial Average, the S&P 500, and the NASDAQ -- at record highs. The broad-based S&P 500 had achieved a fifth consecutive year of greater than 20% returns -- a record-breaking run. Supporting these impressive markets was the US economic expansion -- now the longest in US history. Throughout 1999, unemployment stood at a near 30-year low, inflation remained tame, and consumer confidence soared. In addition, the global economy rebounded strongly.

   By year-end, the US and global economies were stronger than perhaps anyone had anticipated at the start of the year. Throughout 1999, the US economy showed no signs of slowing, triggering concerns regarding inflation. In response, the Federal Reserve Board has now increased the federal funds rate four times, leaving this key rate 100 basis points higher than it had been at year-end 1998. The Federal Reserve Board's skillful watch over the economy, both in its response to the worldwide crisis of 1998 and vigilance regarding inflation in 1999, has been a key contributor to the long-term health of this remarkable economy.

   While 1999 will certainly be remembered as a positive year for equity investors, it was also a year of sharp contrasts. Despite stellar performances by the popular indices, the market was extraordinarily narrow. Just over half the stocks in the S&P 500 had positive returns. The outsized returns of a few stocks also skewed the indices. Just seven stocks were responsible for half of the S&P 500's return; five of these were technology companies, with four of those delivering astounding triple-digit returns. Large-cap growth and technology companies continued to dominate, while value stocks lagged considerably. However, the market did show signs of a broadening trend, which we believe will continue; 1999 was the first year since 1994 that small- and mid-cap stocks delivered returns approaching those of large-caps.

   The markets also experienced a dramatic divergence between stocks and bonds. The bond markets experienced one of the worst years on record, and 30-year US government bond yields soared from 5.08% at the beginning of the year to 6.48% by the end of the year. Unfazed, the stock market hit several new highs. This sharp divergence cannot continue; our view is that interest rates will stabilize and equity price increases will be more modest.

   The past fiscal year was also characterized by significant divergence in the performances of international stock markets. Although the economic background was positive, increases in both short- and long-term interest rates around the world placed a drag on stock market performance. In general, markets in Europe rose modestly in US dollar terms, while stock markets in Asia -- including Japan -- rose sharply as evidence mounted that the regional economic recovery was sustainable.

   Thank you for your continued support of Trillium. We look forward to continuing to serve your investment needs in the year 2000.


Respectfully,

/s/ Ronald E. Beettam                        /s/ William C. Morris
Ronald E. Beettam                            William C. Morris
President                                    Chairman
Canada Life Insurance Company of America     J. & W. Seligman & Co. Incorporated

               Canada Life of America Variable Annuity Account 2


--------------------------------------------------------------------------------
Statement of Net Assets                                        December 31, 1999
--------------------------------------------------------------------------------

                                                                Cash        Common       Communications
                                   Bond         Capital      Management      Stock      and Information
      Sub-Account               Sub-Account   Sub-Account   Sub-Account   Sub-Account     Sub-Account      Frontier
                                -----------   -----------   -----------   -----------   ---------------    --------
NET ASSETS:
Investment in Seligman
 Portfolios, Inc., at market
 value (see Note 3 for
 cost values).................  $ 4,808,210   $26,692,333   $16,817,027   $45,616,674    $172,260,230     $20,946,622
Due from (to) Canada Life
 Insurance Company of
 America......................      102,438       (36,414)       40,600        58,643        (220,348)         (7,211)
                                -----------   -----------   -----------   -----------    ------------     -----------
Net Assets....................  $ 4,910,648   $26,655,919   $16,857,627   $45,675,317    $172,039,882     $20,939,411
                                ===========   ===========   ===========   ===========    ============     ===========
NET ASSETS
  ATTRIBUTABLE TO:
Policyholders' liability
  reserve.....................  $ 4,910,648   $26,655,919   $16,857,627   $45,675,317    $172,039,882     $20,939,411
                                -----------   -----------   -----------   -----------    ------------     -----------
Net Assets....................  $ 4,910,648   $26,655,919   $16,857,627   $45,675,317    $172,039,882     $20,939,411
                                ===========   ===========   ===========   ===========    ============     ===========
Number of Units
  Outstanding.................      299,153       474,940    11,215,405     1,020,957       3,821,257         970,283
                                ===========   ===========   ===========   ===========    ============     ===========
Net Asset Value Per Unit......  $   16.4152   $   56.1248   $    1.5031   $   44.7377    $    45.0218     $   21.5807
                                ===========   ===========   ===========   ===========    ============     ===========

                                                Global
                                  Global        Smaller       Global      High-Yield
                                  Growth       Companies    Technology       Bond
                                Sub-Account   Sub-Account   Sub-Account   Sub-Account      Income    Sub-Account
                                -----------   -----------   -----------   -----------      ------    -----------
NET ASSETS:
Investment in Seligman
 Portfolios, Inc., at market
 value (see Note 3 for
 cost values).................  $10,944,754   $18,741,951   $20,207,361   $24,996,057   $ 7,880,026
Due from (to) Canada Life
 Insurance Company of
 America......................       16,451        37,943      (127,456)      230,046           573
                                -----------   -----------   -----------   -----------   -----------
Net Assets....................  $10,961,205   $18,779,894   $20,079,905   $25,226,103   $ 7,880,599
                                ===========   ===========   ===========   ===========   ===========
NET ASSETS
  ATTRIBUTABLE TO:
Policyholders' liability
  reserve.....................  $10,961,205   $18,779,894   $20,079,905   $25,226,103   $ 7,880,599
                                -----------   -----------   -----------   -----------   -----------
Net Assets....................  $10,961,205   $18,779,894   $20,079,905   $25,226,103   $ 7,880,599
                                ===========   ===========   ===========   ===========   ===========
Number of Units
  Outstanding.................      558,642       996,611       569,543     1,903,614       340,851
                                ===========   ===========   ===========   ===========   ===========
Net Asset Value Per Unit......  $   19.6212   $   18.8438   $   35.2562   $   13.2517   $   23.1204
                                ===========   ===========   ===========   ===========   ===========

                                              Large-Cap      Large-Cap     Small-Cap
                                  Growth        Growth         Value        Value
    International               Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Accounts   Combined
                                -----------   -----------   -----------   -----------   ------------   --------
NET ASSETS:
Investment in Seligman
 Portfolios, Inc., at market
 value (see Note 3 for
 cost values).................  $ 9,869,838   $ 3,008,396   $ 5,610,326   $ 4,253,886   $392,653,691
Due from (to) Canada Life
 Insurance Company of
 America......................      (10,513)      (37,703)      (18,969)     (166,405)      (138,325)
                                -----------   -----------   -----------   -----------   ------------
Net Assets....................  $ 9,859,325   $ 2,970,693   $ 5,591,357   $ 4,087,481   $392,515,366
                                ===========   ===========   ===========   ===========   ============
NET ASSETS
  ATTRIBUTABLE TO:
Policyholders' liability
  reserve.....................  $ 9,859,325   $ 2,970,693   $ 5,591,357   $ 4,087,481   $392,515,366
                                -----------   -----------   -----------   -----------   ------------
Net Assets....................  $ 9,859,325   $ 2,970,693   $ 5,591,357   $ 4,087,481   $392,515,366
                                ===========   ===========   ===========   ===========   ============
Number of Units
  Outstanding.................      498,296       246,607       590,205       372,720     23,879,084
                                ===========   ===========   ===========   ===========   ============
Net Asset Value Per Unit......                $   19.7861   $   12.0463   $    9.4736   $    10.9666
                                              ===========   ===========   ===========   ============

______________

See accompanying notes.

----------------------------------------------------------------------------------------------------------------------
Statement of Operations                               For the Year Ended December 31, 1999
----------------------------------------------------------------------------------------------------------------------
                                                                Cash        Common       Communications
                                    Bond        Capital      Management      Stock      and Information
    Sub-Account                 Sub-Account   Sub-Account   Sub-Account   Sub-Account     Sub-Account       Frontier
                                -----------   -----------   -----------   -----------     -----------       --------
NET INVESTMENT INCOME:
Dividend and capital
  gain distributions..........  $   330,155   $ 5,991,515   $   691,933   $ 9,489,021     $ 25,452,529    $        --
Less mortality and expense
  risk charges (Note 6).......       72,701       269,393       193,759       630,094        1,618,310        309,166
                                -----------   -----------   -----------   -----------     ------------    -----------
Net Investment Income
  (loss)......................      257,454     5,722,122       498,174     8,858,927       23,834,219       (309,166)
                                -----------   -----------   -----------   -----------     ------------    -----------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments..............     (144,807)    1,347,782            --     1,788,619        8,073,059     (1,417,941)
Net unrealized appreciation
  (depreciation) of
  investments.................     (426,084)    2,021,410            --    (5,762,124)      47,083,794      2,941,214
                                -----------   -----------   -----------   -----------     ------------    -----------
Net Realized and Unrealized
  Gain (Loss) on
  Investments.................     (570,891)    3,369,192            --    (3,973,505)      55,156,853      1,523,273
                                -----------   -----------   -----------   -----------     ------------    -----------
Net Increase (Decrease) in
  Net Assets Resulting
  from Operations.............  $  (313,437)  $ 9,091,314   $   498,174   $ 4,885,422     $ 78,991,072    $ 1,214,107
                                ===========   ===========   ===========   ===========     ============    ===========

                                                Global
                                  Global        Smaller       Global      High-Yield
                                  Growth       Companies    Technology       Bond
                                Sub-Account   Sub-Account   Sub-Account   Sub-Account     Income      Sub-Account
                                -----------   -----------   -----------   -----------     ------      -----------
NET INVESTMENT INCOME:
Dividend and capital
  gain distributions..........  $ 1,045,916   $       --    $ 1,720,843   $ 2,869,303   $    969,966
Less mortality and expense
  risk charges (Note 6).......      122,265       237,320       135,607       392,472        115,964
                                -----------   -----------   -----------   -----------   ------------
Net Investment Income
  (loss)......................      923,651      (237,320)    1,585,236     2,476,831        854,002
                                -----------   -----------   -----------   -----------   ------------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments..............      790,461       246,754     3,349,814    (1,389,315)       (19,359)
Net unrealized appreciation
  (depreciation) of
  investments.................    2,051,588     3,855,334     4,867,611    (1,657,637)      (717,827)
                                -----------   -----------   -----------   -----------   ------------
Net Realized and Unrealized
  Gain (Loss) on
  Investments.................    2,842,049     4,102,088     8,217,425    (3,046,952)      (737,186)
                                -----------   -----------   -----------   -----------   ------------
Net Increase (Decrease) in
  Net Assets Resulting
  from Operations.............  $ 3,765,700   $ 3,864,768   $ 9,802,661   $  (570,121)  $    116,816
                                ===========   ===========   ===========   ===========   ============

                                               Large-Cap    Large-Cap     Small-Cap
                                  Growth         Growth       Value         Value
    International               Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Accounts  Combined
                                -----------   -----------   -----------   -----------   ------------  --------
NET INVESTMENT INCOME:
Dividend and capital
  gain distributions..........  $ 1,343,307   $      --     $    65,583   $   759,553   $ 50,729,624
Less mortality and expense
  risk charges (Note 6).......      127,269        15,838        73,372        54,793      4,368,323
                                -----------   -----------   -----------   -----------   ------------
Net Investment Income
  (loss)......................    1,216,038       (15,838)       (7,789)      704,760     46,361,301
                                -----------   -----------   -----------   -----------   ------------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments..............      488,026        15,637        28,971       181,803     13,339,504
Net unrealized appreciation
  (depreciation) of
  investments.................      322,636       484,748      (294,330)       36,494     54,806,827
                                -----------   -----------   -----------   -----------   ------------
Net Realized and Unrealized
  Gain (Loss) on
  Investments.................      810,662       500,385      (265,359)      218,297     68,146,331
                                -----------   -----------   -----------   -----------   ------------
Net Increase (Decrease) in
  Net Assets Resulting
  from Operations.............  $ 2,026,700   $   484,547   $  (273,148)  $   923,057   $114,507,632
                                ===========   ===========   ===========   ===========   ============

__________________

* For the period May 1, 1999 (commencement of operations) to December 31, 1999.

See accompanying notes.

               Canada Life of America Variable Annuity Account 2


--------------------------------------------------------------------------------
Statements of Changes in Net Assets                            December 31, 1999
--------------------------------------------------------------------------------

                                         Bond                      Capital                      Cash Management
                                      Sub-Account                Sub-Account                      Sub-Account
                                      -----------                -----------                     -----------
                                      Year Ended                  Year Ended                     Year Ended
                                     December 31,                December 31,                    December 31,
                                     ------------                ------------                    ------------
                                         1999         1998           1999             1998           1999              1998
                                     ------------  -----------   ------------     ------------   ------------      -----------
OPERATIONS:
Net investment income (loss).......  $   257,454   $   261,254   $  5,722,122     $    792,674   $    498,174      $   339,212
Net realized gain (loss) on
 investments.......................     (144,807)       75,857      1,347,782          640,187             --               --
Net unrealized appreciation
 (depreciation) of investments.....     (426,084)      (24,918)     2,021,410        1,474,942             --               --
                                     -----------   -----------   ------------     ------------   ------------      -----------
Net Increase (Decrease) in Net
 Assets Resulting from Operations..     (313,437)      312,193      9,091,314        2,907,803        498,174          339,212
                                     -----------   -----------   ------------     ------------   ------------      -----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
 unit transactions (Note 5)........      (48,827)        6,780       (453,005)         123,897      7,396,543        1,240,131
                                     -----------   -----------   ------------     ------------   ------------      -----------
Net Increase (Decrease) in Net
 Assets Arising from Capital
 Transactions......................      (48,827)        6,780       (453,005)         123,897      7,396,543        1,240,131
                                     -----------   -----------   ------------     ------------   ------------      -----------
Total Increase (Decrease)
 in Net Assets.....................     (362,264)      318,973      8,638,309        3,031,700      7,894,717        1,579,343
Net Assets, Beginning of Period....    5,272,912     4,953,939     18,017,610       14,985,910      8,962,910        7,383,567
                                     -----------   -----------   ------------     ------------   ------------      -----------
Net Assets, End of Period..........  $ 4,910,648   $ 5,272,912   $ 26,655,919     $ 18,017,610   $ 16,857,627      $ 8,962,910
                                     ===========   ===========   ============     ============   ============      ===========

                                     Common Stock                  Information                    Frontier
                                     Sub-Account                   Sub-Account                   Sub-Account
                                     -----------                   ------------                  -----------
                                      Year Ended                    Year Ended                    Year Ended
                                     December 31,                  December 31,                  December 31,
                                     -----------                   ------------                  ------------
      Communications and                1999           1998            1999           1998           1999           1998
                                     -----------   -----------     ------------   ------------   ------------    -----------
OPERATIONS:
Net investment income (loss).......  $ 8,858,927   $ 2,679,016     $ 23,834,219   $  2,724,807   $   (309,166)   $  (477,598)
Net realized gain (loss) on
 investments.......................    1,788,619       737,506        8,073,059         (9,244)    (1,417,941)       (30,358)
Net unrealized appreciation
 (depreciation) of investments.....   (5,762,124)    4,133,708       47,083,794     22,974,473      2,941,214       (588,267)
                                     -----------   -----------     ------------   ------------   ------------    -----------
Net Increase (Decrease) in Net
 Assets Resulting from Operations..    4,885,422     7,550,230       78,991,072     25,690,036      1,214,107     (1,096,223)
                                     -----------   -----------     ------------   ------------   ------------    -----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
 unit transactions (Note 5)........   (1,075,059)    1,806,531       (4,332,148)    (2,309,026)   (11,892,873)    (2,173,725)
                                     -----------   -----------     ------------   ------------   ------------    -----------
Net Increase (Decrease) in Net
 Assets Arising from Capital
 Transactions......................   (1,075,059)    1,806,531       (4,332,148)    (2,309,026)   (11,892,873)    (2,173,725)
                                     -----------   -----------     ------------   ------------   ------------    -----------
Total Increase (Decrease)
 in Net Assets.....................    3,810,363     9,356,761       74,658,924     23,381,010    (10,678,766)    (3,269,948)
Net Assets, Beginning of Period....   41,864,954    32,508,193       97,380,958     73,999,948     31,618,177     34,888,125
                                     -----------   -----------     ------------   ------------   ------------    -----------
Net Assets, End of Period..........  $45,675,317   $41,864,954     $172,039,882   $ 97,380,958   $ 20,939,411    $31,618,177
                                     ===========   ===========     ============   ============   ============    ===========

                                                                         Global Smaller
                                           Global Growth                   Companies
                                            Sub-Account                   Sub-Account
                                     ------------------------      --------------------------
                                           Year Ended                  Year Ended
                                          December 31,                December 31,
                                     ------------------------      --------------------------
                                         1999          1998             1999           1998
                                     -----------   -----------     ------------   ------------
OPERATIONS:
Net investment income (loss).......  $   923,651   $   (45,233)    $   (237,320)  $      2,687
Net realized gain (loss) on
 investments.......................      790,461       170,051          246,754        237,916
Net unrealized appreciation
 (depreciation) of investments.....    2,051,588       921,826        3,855,334        664,912
                                     -----------   -----------     ------------   ------------
Net Increase (Decrease) in Net
 Assets Resulting from Operations..    3,765,700     1,046,644        3,864,768        905,515
                                     -----------   ------------    ------------   ------------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
 unit transactions (Note 5)........     (691,469)    2,080,972       (4,591,356)      (950,338)
                                     -----------   -----------     ------------   ------------
Net Increase (Decrease) in Net
 Assets Arising from Capital
 Transactions......................     (691,469)    2,080,972       (4,591,356)      (950,338)
                                     -----------   -----------     ------------   ------------
Total Increase (Decrease)
 in Net Assets.....................    3,074,231     3,127,616         (726,588)       (44,823)
Net Assets, Beginning of Period....    7,886,974     4,759,358       19,506,482     19,551,305
                                     -----------  ------------     ------------   -------------
Net Assets, End of Period..........  $10,961,205   $ 7,886,974     $ 18,779,894   $ 19,506,482
                                     ===========   ===========     ============   ============


                                        Global Technology                High-Yield Bond                     Income
                                          Sub-Account                      Sub-Account                     Sub-Account
                                     -------------------------     ---------------------------   -----------------------------
                                             Year Ended                    Year Ended                      Year Ended
                                             December 31,                 December 31,                    December 31,
                                     -------------------------     ---------------------------   -----------------------------
                                          1999          1998            1999           1998             1999          1998
                                     -----------   -----------     ------------   ------------   ---------------   -----------
OPERATIONS:
Net investment income (loss).......  $ 1,585,236   $   168,834     $  2,476,831   $  2,241,555      $    854,002   $   358,180
Net realized gain (loss) on
 investments.......................    3,349,814       119,124       (1,389,315)       242,702           (19,359)       48,543
Net unrealized appreciation
 (depreciation) of investments.....    4,867,611       960,333       (1,657,637)    (2,787,854)         (717,827)      120,665
                                     -----------   -----------     ------------   ------------   ---------------   -----------
Net Increase (Decrease) in Net
 Assets Resulting from Operations..    9,802,661     1,248,291         (570,121)      (303,597)          116,816       527,388
                                     -----------   -----------     ------------   ------------   ---------------   -----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
 unit transactions (Note 5)........    5,006,209       729,244       (5,068,977)     8,452,975        (1,222,331)      178,197
                                     -----------   -----------     ------------   ------------   ---------------   -----------
Net Increase (Decrease) in Net
 Assets Arising from Capital
 Transactions......................    5,006,209       729,244       (5,068,977)     8,452,975        (1,222,331)      178,197
                                     -----------   -----------     ------------   ------------   ---------------   -----------
Total Increase (Decrease)
 in Net Assets.....................   14,808,870     1,977,535       (5,639,098)     8,149,378        (1,105,515)      705,585
Net Assets, Beginning of Period....    5,271,035     3,293,500       30,865,201     22,715,823         8,986,114     8,280,529
                                     -----------   -----------     ------------   ------------   ---------------   -----------
Net Assets, End of Period..........  $20,079,905   $ 5,271,035     $ 25,226,103   $ 30,865,201      $  7,880,599   $ 8,986,114
                                     ===========   ===========     ============   ============   ===============   ===========

                                                International Growth             Large-Cap Growth      Large-Cap Value
                                                    Sub-Account                     Sub-Account           Sub-Account
                                                    -----------                     -----------           -----------
                                                    Year Ended               5/1/99*        Year Ended      5/1/98*
                                                    December 31,                to         December 31,        to
                                                1999          1998           12/31/99         1999          12/31/98
                                             -----------   -----------     ------------   ------------   ---------------
OPERATIONS:
Net investment income (loss)...............  $ 1,216,038   $    52,265     $    (15,838)  $     (7,789)      $    93,225
Net realized gain (loss) on
 investments...............................      488,026       302,886           15,637         28,971           (39,349)
Net unrealized appreciation
 (depreciation) of investments.............      322,636       852,183          484,748       (294,330)          109,072
                                             -----------   -----------     ------------   ------------       -----------
Net Increase (Decrease) in Net
 Assets Resulting from Operations..........    2,026,700     1,207,334          484,547       (273,148)          162,948
                                             -----------   -----------     ------------   ------------       -----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
 unit transactions (Note 5)................   (1,534,864)     (645,302)       2,486,146      2,286,079         3,415,478
                                             -----------   -----------     ------------   ------------       -----------
Net Increase (Decrease) in Net
 Assets Arising from Capital
 Transactions..............................   (1,534,864)     (645,302)       2,486,146      2,286,079         3,415,478
                                             -----------   -----------     ------------   ------------       -----------
Total Increase (Decrease)
 in Net Assets.............................      491,836       562,032        2,970,693      2,012,931         3,578,426
Net Assets, Beginning of Period............    9,367,489     8,805,457               --      3,578,426                --
                                             -----------   -----------     ------------   ------------       -----------
Net Assets, End of Period..................  $ 9,859,325   $ 9,367,489     $  2,970,693   $  5,591,357       $ 3,578,426
                                             ===========   ===========     ============   ============       ===========

                                          Small-Cap Value               Sub-Accounts
                                            Sub-Account                   Combined
                                     -------------------------   ---------------------------
                                                                        Year Ended
                                      Year Ended     5/1/98*            December 31,
                                     December 31,      to        ---------------------------
                                       1999         12/31/98         1999           1998
                                     -----------   -----------   ------------   ------------
OPERATIONS:
Net investment income (loss).......  $   704,760   $   232,466   $ 46,361,301   $  9,423,344
Net realized gain (loss) on
 investments.......................      181,803       (82,801)    13,339,504      2,413,020
Net unrealized appreciation
 (depreciation) of investments.....       36,494       (34,480)    54,806,827     28,776,595
                                     -----------   -----------   ------------   ------------
Net Increase (Decrease) in Net
 Assets Resulting from Operations..      923,057       115,185    114,507,632     40,612,959
                                     -----------   -----------   ------------   ------------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
 unit transactions (Note 5)........      955,227     2,094,012    (12,780,705)    14,049,826
                                     -----------   -----------   ------------   ------------
Net Increase (Decrease) in Net
 Assets Arising from Capital
 Transactions......................      955,227     2,094,012    (12,780,705)    14,049,826
                                     -----------   -----------   ------------   ------------
Total Increase (Decrease)
 in Net Assets.....................    1,878,284     2,209,197    101,726,927     54,662,785
Net Assets, Beginning of Period....    2,209,197            --    290,788,439    236,125,654
                                     -----------   -----------   ------------   ------------
Net Assets, End of Period..........  $ 4,087,481   $ 2,209,197   $392,515,366   $290,788,439
                                     ===========   ===========   ============   ============

____________
* Commencement of operations.
See accompanying notes.

                                     --5--

               Canada Life of America Variable Annuity Account 2

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization

Canada Life of America Variable Annuity Account 2 ("Variable Annuity Account 2") was established on February 26, 1993 as a separate investment account of Canada Life Insurance Company of America ("CLICA") to receive and invest premium payments under variable annuity policies issued by CLICA. Variable Annuity Account 2 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 2 are invested in the shares of Seligman Portfolios, Inc. (the "Fund"), a diversified, open-end, management investment company. Variable Annuity Account 2 has fifteen sub-accounts, each of which invests only in the shares of the corresponding portfolio of the Fund.

   The assets of Variable Annuity Account 2 are the property of CLICA. The portion of Variable Annuity Account 2 assets applicable to the policies will not be charged with liabilities arising out of any other business CLICA may conduct.

2. Significant Accounting Policies

Investments
Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

Dividends and Capital Gain Distributions
Dividends and capital gain distributions are recorded on the ex-dividend date and reflect the dividends declared by the Fund from their accumulated net investment income and net realized investment gains. Except for the Cash Management Portfolio, whose dividends are declared daily and paid monthly, dividends and capital gain distributions are declared and paid annually. Dividends and capital gain distributions paid to the Variable Annuity Account 2 are reinvested in additional shares of the respective portfolio of the Fund at the net asset value per share.

Federal Income Taxes
Variable Annuity Account 2 is not taxed separately because the operations of Variable Annuity Account 2 will be included in the federal income tax return of CLICA, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

3. Investments

The investment by Variable Annuity Account 2 in the individual portfolios of the Fund at December 31, 1999, is as follows:

                                    Number of Shares      Market Price      Market Value           Cost
                                    ----------------      ------------      ------------           ----
Bond                                      518,685         $    9.27         $  4,808,210       $  5,276,462
Capital                                 1,116,834             23.90           26,692,333         22,200,005
Cash Management                        16,817,027              1.00           16,817,027         16,817,027
Common Stock                            2,746,338             16.61           45,616,674         48,463,227
Communications and Information          6,451,694             26.70          172,260,230        109,235,845
Frontier                                1,155,357             18.13           20,946,622         17,264,417
Global Growth                             600,700             18.22           10,944,754          7,807,514
Global Smaller Companies                1,072,194             17.48           18,741,951         14,223,260
Global Technology                         736,957             27.42           20,207,361         14,649,674
High-Yield Bond                         2,606,471              9.59           24,996,057         29,179,989
Income                                    795,159              9.91            7,880,026          8,604,612
International Growth                      593,496             16.63            9,869,838          8,297,431
Large-Cap Growth                          247,401             12.16            3,008,396          2,523,648
Large-Cap Value                           604,561              9.28            5,610,326          5,795,584
Small-Cap Value                           526,471              8.08            4,253,886          4,251,872
                                       ----------         ---------         ------------       ------------
                                                                            $392,653,691       $314,590,567
                                                                            ============       ============

4. Security Purchases and Sales

The aggregate cost of purchases and the proceeds from sales of investments are presented below:

                                          Aggregate Cost of Purchases        Proceeds from Sales
                                          ---------------------------        -------------------
Bond                                                 $  3,826,276                $  3,751,874
Capital                                                13,889,025                   8,681,988
Cash Management                                        43,166,244                  35,395,276
Common Stock                                           27,060,996                  19,591,198
Communications and Information                         50,054,207                  30,952,174
Frontier                                               11,982,334                  24,371,953
Global Growth                                           3,730,334                   3,556,286
Global Smaller Companies                                2,141,143                   7,133,175
Global Technology                                      23,539,594                  16,853,432
High-Yield Bond                                        14,911,889                  17,909,850
Income                                                  2,556,593                   2,981,872
International Growth                                    2,547,173                   2,925,162
Large-Cap Growth                                        2,678,782                     170,771
Large-Cap Value                                         4,746,946                   2,465,419
Small-Cap Value                                         3,762,411                   1,943,397
                                                     ------------                ------------
                                                     $210,593,947                $178,683,827
                                                     ============                ============

               Canada Life of America Variable Annuity Account 2

5. Summary of Changes from Unit Transactions

The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated. The Large-Cap Growth Sub-Account commenced operations on May 1, 1999.

                                                      Year Ended December 31, 1999     Year Ended December 31, 1998
                                                     -----------------------------     ----------------------------
                                                          Units          Amount          Units            Amount
                                                     ------------     ------------     ----------     -------------
Bond Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                 322,587      $  5,568,576         290,989    $  4,955,129
 Terminated contracts and net transfers out             (325,992)       (5,617,403)       (291,727)     (4,948,349)
                                                     -----------      ------------     -----------    ------------
                                                          (3,405)          (48,827)           (738)          6,780
                                                     -----------      ------------     -----------    ------------
Capital Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                 299,549        11,994,851         476,675      15,080,911
 Terminated contracts and net transfers out             (310,008)      (12,447,856)       (477,721)    (14,957,014)
                                                     -----------      ------------     -----------    ------------
                                                          10,459          (453,005)         (1,046)        123,897
                                                     -----------      ------------     -----------    ------------
Cash Management Sub-Account
Accumulation Units:
 Contract purchases and net transfers in              40,947,833        60,392,520      28,701,853      40,888,881
 Terminated contracts and net transfers out          (35,911,189)      (52,995,977)    (27,814,834)    (39,648,750)
                                                     -----------      ------------     -----------    ------------
                                                       5,036,644         7,396,543         887,019       1,240,131
                                                     -----------      ------------     -----------    ------------
Common Stock Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                 585,115        24,933,937         584,818      21,245,552
 Terminated contracts and net transfers out             (608,245)      (26,008,996)       (533,311)    (19,439,021)
                                                     -----------      ------------     -----------    ------------
                                                         (23,130)       (1,075,059)         51,507       1,806,531
                                                     -----------      ------------     -----------    ------------
Communications and Information Sub-Account
Accumulation Units:
 Contract purchases and net transfers in               1,216,263        35,884,214       1,336,799      26,057,001
 Terminated contracts and net transfers out            1,358,367)      (40,216,362)     (1,426,919)    (28,366,027)
                                                     -----------      ------------     -----------    ------------
                                                        (142,104)       (4,332,148)        (90,120)     (2,309,026)
                                                     -----------      ------------     -----------    ------------
Frontier Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                 848,373        14,699,046         920,590      17,444,970
 Terminated contracts and net transfers out           (1,562,533)      (26,591,919)     (1,042,222)    (19,618,695)
                                                     -----------      ------------     -----------    ------------
                                                        (714,160)      (11,892,873)       (121,632)     (2,173,725)
                                                     -----------      ------------     -----------    ------------
Global Growth Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                 514,496         7,656,906         601,646       7,353,393
 Terminated contracts and net transfers out             (560,299)       (8,348,375)       (434,558)     (5,272,421)
                                                     -----------      ------------     -----------    ------------
                                                         (45,803)         (691,469)        167,088       2,080,972
                                                     -----------      ------------     -----------    ------------
Global Smaller Companies Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                 487,918         7,603,927         479,301       7,291,622
 Terminated contracts and net transfers out             (801,390)      (12,195,283)       (549,248)     (8,241,960)
                                                     -----------      ------------     -----------    ------------
                                                        (313,472)       (4,591,356)        (69,947)       (950,338)
                                                     -----------      ------------     -----------    ------------
Global Technology Sub-Account
Accumulation Units:
 Contract purchases and net transfers in               1,084,404        24,282,406         406,018       5,711,409
 Terminated contracts and net transfers out             (837,452)      (19,276,197)       (355,334)     (4,982,165)
                                                     -----------      ------------     -----------    ------------
                                                         246,952         5,006,209          50,684         729,244
                                                     -----------      ------------     -----------    ------------
High-Yield Bond Sub-Account
Accumulation Units:
 Contract purchases and net transfers in               1,232,239        16,959,707       1,589,267      22,003,390
 Terminated contracts and net transfers out           (1,608,165)      (22,028,684)       (980,942)    (13,550,415)
                                                     -----------      ------------     -----------    ------------
                                                        (375,926)       (5,068,977)        608,325       8,452,975
                                                     -----------      ------------     -----------    ------------

                                     --7--

               Canada Life of America Variable Annuity Account 2

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                          Year Ended December 31, 1999  Year Ended December 31, 1998
                                                          ----------------------------  ----------------------------
                                                             Units          Amount         Units          Amount
                                                          -----------    -------------  -------------   ------------
Income Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                      116,816    $ 2,770,238         145,220    $  3,209,039
 Terminated contracts and net transfers out                  (170,231)    (3,992,569)       (136,996)     (3,030,842)
                                                          -----------    -----------    ------------    ------------
                                                              (53,415)    (1,222,331)          8,224         178,197
                                                          -----------    -----------    ------------    ------------
International Growth Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                      192,473      3,273,321         234,066       3,590,169
 Terminated contracts and net transfers out                  (285,428)    (4,808,185)       (277,507)     (4,235,471)
                                                          -----------    -----------    ------------    ------------
                                                              (92,955)    (1,534,864)        (43,441)       (645,302)
                                                          -----------    -----------    ------------    ------------
Large-Cap Growth Sub-Account*
Accumulation Units:
 Contract purchases and net transfers in                      254,809      2,574,416              --              --
 Terminated contracts and net transfers out                    (8,202)       (88,270)             --              --
                                                          -----------    -----------    ------------    ------------
                                                              246,607      2,486,146              --              --
                                                          -----------    -----------    ------------    ------------
Large-Cap Value Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                      693,579      6,974,655         470,789       4,426,163
 Terminated contracts and net transfers out                  (465,548)    (4,688,576)       (108,615)     (1,010,685)
                                                          -----------    -----------    ------------    ------------
                                                              228,031      2,286,079         362,174       3,415,478
                                                          -----------    -----------    ------------    ------------
Small-Cap Value Sub-Account*
Accumulation Units:
 Contract purchases and net transfers in                      508,816      5,203,249         362,710       2,860,882
 Terminated contracts and net transfers out                  (404,793)    (4,248,022)        (94,013)       (766,870)
                                                          -----------    -----------    ------------    ------------
                                                              104,023        955,227         268,697       2,094,012
                                                          ===========    ===========    ============    ============
Net increase (decrease) from unit transactions                                          $(12,780,705)   $ 14,049,826
                                                                                        ============    ============

__________________
* From commencement of operations.

6. Mortality and Expense Risk (M and E) Charges

CLICA assumes mortality and expense risks related to the operations of Variable Annuity Account 2 and deducts a charge equal to an effective annual rate of 1.25% of the net asset value of each Sub-Account at each valuation period. In addition, at each valuation period an effective annual rate of 0.15% of the net asset value of each Sub-Account was deducted as daily administration fees.

7. Net Assets

Net assets at December 31, 1999, consisted of the following:


                                                           Accumulated                      Net            Net
                                                           Investment                      Realized     Unrealized
                                           Accumulated       Income        Gain (Loss)  (Depreciation) Appreciation   Combined
                                               Unit          M and E      and Capital      on               of           Net
Sub-Account                                Transactions      Charges         Gains      Investments    Investments      Assets
---------------------------------------------------------------------------------------------------------------------------------
Bond                                       $  4,479,553   $   (249,973)  $  1,210,252   $   (60,932)    $  (468,252)  $  4,910,648
Capital                                      11,411,808       (849,979)     9,019,763     2,581,999       4,492,328     26,655,919
Cash Management                              15,390,200       (663,657)     2,131,084            --              --     16,857,627
Common Stock                                 25,232,296     (1,863,480)    21,926,017     3,227,037      (2,846,553)    45,675,317
Communications and Information               53,408,336     (4,663,265)    50,620,608     9,649,818      63,024,385    172,039,882
Frontier                                     12,716,961     (1,558,958)     6,306,959      (207,756)      3,682,205     20,939,411
Global Growth                                 5,907,643       (267,513)     1,144,797     1,039,038       3,137,240     10,961,205
Global Smaller Companies                     12,231,009       (982,656)     2,062,353       950,497       4,518,691     18,779,894
Global Technology                             8,692,448       (237,827)     2,404,704     3,662,893       5,557,687     20,079,905
High-Yield Bond                              23,109,119     (1,159,632)     8,064,833      (604,285)     (4,183,932)    25,226,103
Income                                        5,608,919       (533,627)     3,447,909        81,984        (724,586)     7,880,599
International Growth                          5,526,222       (505,213)     2,104,479     1,161,430       1,572,407      9,859,325
Large-Cap Growth                              2,486,146        (15,838)            --        15,637         484,748      2,970,693
Large-Cap Value                               5,701,557        (87,890)       173,326       (10,378)       (185,258)     5,591,357
Small-Cap Value                               3,049,239        (64,381)     1,001,607        99,002           2,014      4,087,481
                                           ------------   ------------   ------------   -----------     -----------   ------------
                                           $194,951,456   $(13,703,889)  $111,618,691   $21,585,984     $78,063,124   $392,515,366
                                           ============   ============   ============   ===========     ===========   ============

8. Unit Values

Unit Values as reported are calculated by dividing total net assets by total units for each Sub-Account.

                                     --8--

               Canada Life of America Variable Annuity Account 2

-------------------------------------------------------------------------------
Report of Independent Auditors
-------------------------------------------------------------------------------

Board of Directors of Canada Life Insurance Company of America and Contract Owners of Canada Life of America Variable Annuity Account 2

We have audited the accompanying statement of net assets of Canada Life of America Variable Annuity Account 2 (comprising, respectively, the Bond, Capital, Cash Management, Common Stock, Communications and Information, Frontier, Global Growth, Global Smaller Companies, Global Technology, High-Yield Bond, Income, International Growth, Large-Cap Growth, Large-Cap Value and Small-Cap Value Sub-Accounts) as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Canada Life of America Variable Annuity Account 2 at December 31, 1999, and the results of their operations and the changes in their net assets for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
February 2, 2000

                                     --9--

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                           Seligman Portfolios, Inc.

Portfolio Overview

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                         Principal Amount
                                        or Shares Holdings
                                     -----------------------
Additions                            Increase       12/31/99
-------------------------
SELIGMAN BOND PORTFOLIO
Mortgage-Backed Securities
FNMA 6 1/2%, 4/29/2009.............     $160,000  $  160,000
FHLMC GOLD 6%, 11/1/2010...........       80,329      80,329

Corporate Bonds
Allstate 7.20%, 12/1/2009..........       75,000      75,000
American Home Products 7.90%,
 2/15/2005.........................       75,000      75,000
Bank of New York 7.30%, 12/1/2009..       75,000      75,000
Delta Air Lines 7.70%, 12/15/2005..       75,000      75,000
Lyondell Chemicals 9 5/8%,
 5/1/2007..........................      100,000     100,000

Asset-Backed Securities
PP&L Transition 6.83%, 3/25/2007...       75,000      75,000
US West Communications 7.20%,
 11/1/2004.........................       75,000      75,000
Wal-Mart Stores 6.55%, 8/10/2004...       85,000      85,000

                                           Principal Amount
                                               or Shares
                                         --------------------
                                                     Holdings
Reductions                               Decrease    12/31/99
--------------------------               --------    --------
US Government and Government
Agency
US Treasury Bonds:
 8 3/4%, 5/15/2020.................     $200,000   $  300,000
 7 1/4%, 8/15/2022.................      300,000      200,000
US Treasury Notes
 6 1/4%, 10/31/2001................      200,000           --

Mortgage-Backed Securities
FNMA 5.795%, 1/1/2009..............      149,321           --

Corporate Bonds
Boston Scientific 6 5/8%,
 3/15/2005.........................       75,000      100,000
Chrysler Financial 6.09%,
 4/6/2001..........................      200,000           --
Enron Oil & Gas 6%, 12/15/2008.....      100,000           --
Equifax 6.30%, 7/1/2005............      100,000           --
National City 6 7/8%, 5/15/2019....      100,000           --
Sprint Capital 6 1/8%, 11/15/2008..      200,000           --

SELIGMAN CAPITAL PORTFOLIO
Common Stocks
Avery Dennison.....................        7,300 shs.   7,300 shs.
BMC Software.......................        5,500        5,500
Cadence Design Systems.............       31,200       31,200
Concord............................       16,500       16,500
Limited............................       13,400       13,400
Nucor..............................        8,200        8,200
Quintiles Transnational............       11,000       11,000
Reader's Digest Association........       10,600       10,600
Royal Caribbean Cruises............        8,600        8,600
Symbol Technologies................       10,300       12,100

Common Stocks
Anadarko Petroleum.................       13,500 shs.      --
Apollo Group (Class A).............       19,400           --
Applied Power (Class A)............       14,600           --
Comdisco...........................       22,300           --
General Instrument.................       10,600           --
Infinity Broadcasting (Class A)....       23,000           --
Molex..............................       12,000        5,700 shs.
Sealed Air.........................        9,200           --
Snyder Communications..............       20,100           --
Williams-Sonoma....................       11,800        4,500

SELIGMAN COMMON STOCK PORTFOLIO
Common Stocks
Agilent Technologies...............        7,000        7,000
Bank of America....................        6,234       18,339
Clorox.............................        6,300       13,600 (1)
Gillette...........................       13,300       13,300
Merrill Lynch......................        6,700        6,700
Nortel Networks....................        5,100        5,100
Pitney Bowes.......................        9,000        9,000
Procter & Gamble...................        1,900        7,200
Raytheon (Class B).................        7,200       15,100
Williams Companies.................        7,300       26,900

Common Stocks
Bristol-Myers Squibb...............        7,800        8,200
Citigroup..........................       10,307       17,500
DQE................................       12,700           --
Fort James.........................       14,300           --
General Electric...................        4,400       12,100
Honeywell International(2).........        7,000        7,300
Microsoft..........................        3,300       18,800
Pharmacia & Upjohn.................       10,000           --
Sonat..............................       20,700           --
Washington Mutual..................       17,296           --

--------------------
See footnotes on page P-9.

                                    --P-1--

                           Seligman Portfolios, Inc.

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                                             Shares
                                                       -------------------
                                                                  Holdings
Additions                                              Increase   12/31/99
---------                                              --------   --------
SELIGMAN COMMUNICATIONS
AND INFORMATION PORTFOLIO
Common Stocks
AMFM(3)..............................................    24,800    122,500
Charter Communications...............................    91,800     91,800
Compuware............................................    58,000    106,600
Intel................................................    40,300     40,300
Micron Technology....................................    40,100     40,100
Microsoft............................................    25,400     66,900
Rational Software....................................    50,900     50,900
Sungard Data Systems.................................    76,900     97,600
Synopsys.............................................    29,000     96,400
Xircom...............................................    35,100     35,100



                                                            Shares
                                                       -------------------
                                                                  Holdings
Reductions                                             Decrease   12/31/99
----------                                             --------   --------
Common Stocks
ASM Lithography......................................    25,100         --
BMC Software.........................................    20,100     15,300
Check Point Software Technologies....................    31,400     37,800
Clear Channel Communications.........................    31,400      9,200
Comdisco.............................................    47,200     26,700
Electronic Arts......................................    36,500     10,100
KLA-Tencor...........................................    32,200     12,100
MediaOne Group.......................................    23,500     45,400
Solectron (15).......................................    87,500         --
Tellabs..............................................    20,600         --

SELIGMAN FRONTIER PORTFOLIO
Common Stocks
Apex(4)..............................................    10,700     10,700
CBT Group (ADRs).....................................     7,100      7,100
CSG Systems International............................    10,100     10,100
Engage Technologies..................................     6,600      6,600
Hadco................................................     3,800      3,800
Inet Technologies....................................     3,100      3,100
NOVA.................................................     9,700     23,033
Pegasus Communications...............................     3,300      3,300
US Foodservice.......................................     7,900     33,100 (5)
Xpedior..............................................     7,300      7,300

Common Stocks
Analog Devices.......................................     9,100         --
ANTEC................................................    15,200         --
AVX..................................................    16,000      9,700
Burr-Brown...........................................    17,000     24,075 (6)
Calpine..............................................    10,200         --
KLA-Tencor...........................................     5,000         --
Microchip Technology.................................     8,300      5,600
Novellus Systems.....................................     4,800         --
PMC-Sierra...........................................     4,400      1,400
Sanmina..............................................     5,900         --

SELIGMAN GLOBAL
GROWTH PORTFOLIO
Common Stocks
America Online.......................................       800      2,800 (8)
BMC Software.........................................     2,700      2,700
Cintas...............................................     2,100      3,700
Coca-Cola............................................     1,200      1,200
Compuware............................................     6,000      6,000
Corning..............................................     1,800      1,800
MCI Worldcom.........................................     1,400      3,150 (7)
Meitec...............................................     2,300      2,300
Numico...............................................     2,650      2,650
Touei Housing........................................     2,000      2,000

Common Stocks
Alza.................................................     3,200         --
AT&T.................................................     3,150         --
Honeywell International (2)..........................     2,300         --
Kadokawa Shoten Publishing...........................       400         --
Merck................................................     1,400         --
NTT Mobile Communications............................         7          3
Nuevo Grupo Iusacell (9).............................     6,000         --
Phillip Morris.......................................     3,200         --
Sidel................................................       765         --
Valeo................................................     1,430         --

_____________________
See footnotes on page P-9

                                    --P-2--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------

SELIGMAN GLOBAL
GROWTH PORTFOLIO

DIVERSIFICATION OF NET ASSETS*

                                                                             December 31, 1999
                                                                           Percent of Net Assets         December 31,
                                                                           ---------------------        --------------
                                                                      Issues      Cost        Value      1999      1998
                                                                     --------  ----------  -----------  ------    ------
Common Stocks
Aerospace.........................................................         --          --           --      --       0.6
Automotive and Related............................................          1  $   78,503  $   116,971     1.0       3.2
Business Goods and Services.......................................          6     571,412      878,581     7.4       9.1
Capital Goods.....................................................         --          --           --      --       0.5
Commercial Services...............................................          2     125,154      161,850     1.4       0.2
Communications Services...........................................          1      48,300       60,375     0.5        --
Computer and Technology Related...................................         13   1,085,207    2,247,568    18.9       6.2
Construction and Property.........................................          2     121,115      119,784     1.0       2.1
Consumer Goods and Services.......................................          7     437,523      619,051     5.2       8.6
Consumer Staples..................................................          1      71,910       69,900     0.6        --
Diversified.......................................................          4     363,765      646,909     5.4       3.3
Drugs and Health Care.............................................          7     556,374      642,775     5.4      11.6
Electric and Gas Utilities........................................          1      98,349      186,875     1.6       1.7
Electronics.......................................................          3     200,132      482,934     4.1       4.3
Electronics Capital Equipment.....................................          1      32,385      202,252     1.7       1.0
Entertainment and Leisure.........................................          6     387,146      437,273     3.7       4.9
Financial Services................................................         11     659,626    1,027,916     8.6       7.2
Industrial Goods and Services.....................................          2     134,260       98,877     0.8       1.0
Manufacturing and Industrial Equipment............................          2     122,518       75,530     0.6       1.1
Media.............................................................          1     136,588      262,144     2.2       2.0
Resources.........................................................          1     125,181      132,825     1.1       0.6
Restaurants.......................................................          1     100,508       94,303     0.8       1.2
Retailing.........................................................          6     447,138      411,870     3.5       7.5
Support Services..................................................          1      28,746       17,933     0.2       0.2
Telecommunications................................................         17     990,960    2,450,386    20.6      11.4
Tobacco...........................................................          1     104,447       92,992     0.8       3.3
Transportation....................................................          1     119,418      145,241     1.2       1.2
                                                                      ------  ----------   -----------  ------    ------
                                                                          99   7,146,665    11,683,115    98.3      94.0
Other Assets Less Liabilities.....................................        --     205,638       205,638     1.7       6.0
                                                                      ------  ----------   -----------  ------    ------
Net Assets........................................................        99  $7,352,303   $11,888,753   100.0     100.0
                                                                      ======  ==========   ===========  ======    ======

SELIGMAN GLOBAL
SMALLER COMPANIES PORTFOLIO

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                                              Shares
                                                       --------------------
                                                                   Holdings
Additions                                              Increase    12/31/99
---------                                              --------    --------

Common Stocks
Apex (4)........................................          2,200       2,700
Clarica Life Insurance..........................          4,500       4,500
CSG Systems International.......................          2,900       2,900
Engage Technologies.............................          2,200       2,200
Kamps...........................................          1,264       1,264
Mandator .......................................         16,311      16,311
MemberWorks.....................................          2,000       4,800
NOVA............................................          2,400       6,218
Tecis Holding...................................            710       2,340 (10)
Xpedior.........................................          2,200       2,200

                                                              Shares
                                                       --------------------
                                                                   Holdings
Reductions                                             Decrease    12/31/99
----------                                             --------    --------
Common Stocks
ANTEC...........................................          3,900          --
AVX.............................................          4,800       2,900
Burr-Brown......................................          4,100       6,750 (11)
Calpine.........................................          2,500          --
Capital Radio ..................................         20,500          --
CMG.............................................          8,500          --
Cobham..........................................          8,950          --
Fujitsu Business Systems........................          2,500          --
Green Property..................................        110,000          --
Sankyo..........................................          2,600          --

________________________
See footnotes on page P-9.

                                    --P-3--

                           Seligman Portfolios, Inc.

SELIGMAN GLOBAL
SMALLER COMPANIES PORTFOLIO

DIVERSIFICATION OF NET ASSETS*

                                                                             December 31, 1999
                                                                           Percent of Net Assets            December 31,
                                                                     ----------------------------------    --------------
                                                                      Issues       Cost        Value        1999    1998
                                                                     --------  -----------  -----------    ------  ------
Common and Preferred Stocks
Advertising.......................................................          1  $    24,853  $    60,727       0.3     1.2
Automotive Parts Manufacturing....................................          4      200,365      272,790       1.4     1.5
Building Materials................................................         --           --           --        --     0.7
Business Services.................................................         18    1,367,257    1,771,639       9.0    11.6
Cable Systems and Satellite Video.................................          1       55,313       87,188       0.4      --
Capital Goods.....................................................          3      139,848      109,762       0.6     1.8
Chemicals.........................................................          3      238,361      209,194       1.1     1.1
Communications Infrastructure.....................................          1       34,835       26,187       0.1      --
Computer Software.................................................         26    1,279,840    2,916,415      14.9     5.3
Construction and Property.........................................         10      749,418      738,695       3.8     6.0
Consulting Services...............................................          2       54,880       89,469       0.5      --
Consumer Goods and Services.......................................         18    1,093,765    1,254,804       6.4     8.8
Contract Manufacturing/Circuit Boards.............................          1       52,017       56,100       0.3      --
Distribution......................................................          1       48,470       36,622       0.2     0.5
Drugs and Health Care.............................................         17    1,040,449      924,360       4.7     7.9
Electric Utilities................................................          1       22,483       25,230       0.1     1.9
Electrical Distribution...........................................          1       47,169      129,772       0.7     0.3
Electronics.......................................................         17      445,060    1,004,651       5.1     2.9
Energy............................................................          4      178,955      198,635       1.0     0.7
Financial Services................................................         15      702,475      786,292       4.0     2.9
Industrial Goods and Services.....................................          3      269,182      475,248       2.4     3.3
Leisure and Hotels................................................          3      124,989      169,627       0.9     2.3
Manufacturing.....................................................         18      993,431    1,222,811       6.2     5.7
Media.............................................................         10      716,837    1,412,938       7.2     7.1
Medical Products and Technology...................................         11      341,903      392,818       2.0     3.6
Metals............................................................          1       43,380       40,708       0.2     0.3
Paper and Printing................................................          4      192,985      151,525       0.8     0.3
Resources.........................................................          2       76,007       69,880       0.4     0.3
Restaurants.......................................................          3      173,709      296,112       1.5     1.5
Retailing.........................................................         14      915,321      888,980       4.5     5.6
Schools...........................................................          3      234,106      173,625       0.9     0.1
Support Services..................................................          1       29,048       50,231       0.3     2.2
Technology........................................................         15      816,708    1,380,799       7.1     5.6
Telecommunications................................................         13      681,491    1,056,355       5.4     2.2
Transportation....................................................          9      416,909      578,808       3.0     2.4
Veterinary Products...............................................          1      112,069      139,610       0.7     1.0
Miscellaneous.....................................................          1       24,550       26,987       0.1     0.1
                                                                        -----  -----------  -----------    ------  ------
                                                                          256   13,938,438   19,225,594      98.2    98.7
Other Assets Less Liabilities.....................................         --      343,052      343,052       1.8     1.3
                                                                        -----  -----------  -----------    ------  ------
Net Assets........................................................        256  $14,281,490  $19,568,646     100.0   100.0
                                                                        =====  ===========  ===========    ======  ======

______________________
See footnotes on page P-9.

                                    --P-4--

                           Seligman Portfolios, Inc.


SELIGMAN GLOBAL
TECHNOLOGY PORTFOLIO

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                                         Shares
                                                  ---------------------
                                                               Holdings
Additions                                         Increase     12/31/99
---------                                         --------     --------
Common Stocks
Adaptec........................................      4,300        5,700
Advantest......................................      2,000        2,000
Compuware......................................      8,500       11,400
Microsoft......................................      2,100        4,600
Novellus Systems...............................      2,900        4,000
Rohm...........................................      1,000        1,000
Sony...........................................      2,000        2,000
Symantec.......................................      5,700        5,700
TDK............................................      2,000        2,000
Vodafone.......................................     35,000       35,000


                                                         Shares
                                                  ---------------------
                                                               Holdings
Reductions                                        Decrease     12/31/99
----------                                        --------     --------
Common Stocks
ASM Lithography................................      1,400        2,600
Comdisco.......................................      2,700           --
Invensys.......................................     26,000           --
KLA-Tencor.....................................      2,200           --
Merkantildata..................................      9,000           --
Misys..........................................     18,900           --
NEC............................................      5,000           --
Rhone Poulenc..................................      1,200           --
SBS Broadcasting...............................      1,600           --
Solectron (15).................................      3,600           --


DIVERSIFICATION OF NET ASSETS*

                                                                             December 31, 1999
                                                                           Percent of Net Assets           December 31,
                                                                    ----------------------------------   ---------------
                                                                     Issues       Cost        Value       1999     1998
                                                                    --------  -----------  -----------   ------   ------
Common Stocks
Cable Systems and Satellite Video.................................         1  $    54,805  $    96,115      0.4       --
Communications Infrastructure.....................................         1      260,345      316,349      1.4       --
Computer and Business Services....................................        24    1,096,887    1,776,827      8.1     11.2
Computer Hardware/Peripherals.....................................         6      935,968    1,244,615      5.6     12.0
Computer Software.................................................         5    2,684,354    4,721,991     21.4     22.7
Contract Manufacturing/Circuit Boards.............................         6      455,407      683,815      3.1      3.3
Distributors......................................................        --           --           --       --      0.8
Electronics.......................................................         4    1,634,514    3,441,361     15.6     11.7
Electronics Capital Equipment.....................................        14    1,509,007    2,903,357     13.2      4.3
Machinery and Equipment...........................................        11       73,142      205,872      0.9      2.4
Manufacturing.....................................................         1      216,546      173,780      0.8       --
Media.............................................................         2      192,506      185,375      0.8      2.7
Medical Products and Technology...................................         2       59,312       74,822      0.3      4.2
Networking/Communications Infrastructure..........................        --           --           --       --      4.0
Semiconductors....................................................         1    1,915,149    3,416,570     15.5      5.4
Telecommunications................................................        14    1,394,332    2,362,885     10.7      8.3
Miscellaneous.....................................................        --           --           --       --      0.6
                                                                      ------  -----------  -----------   ------   ------
                                                                          92   12,482,274   21,603,734     97.8     93.6
Other Assets Less Liabilities.....................................        --      483,613      483,613      2.2      6.4
                                                                      ------  -----------  -----------   ------   ------
Net Assets........................................................        92  $12,965,887  $22,087,347    100.0    100.0
                                                                      ======  ===========  ===========   ======   ======

_____________________
See footnotes on page P-9.

                                    --P-5--

                           Seligman Portfolios, Inc.

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                                          Principal Amount
                                                             or Shares
                                                       -----------------------
                                                                      Holdings
Additions                                              Increase       12/31/99
---------                                              --------       --------
SELIGMAN HIGH-YIELD BOND PORTFOLIO
Corporate Bonds
Abraxas Petroleum 11 1/2%,
  11/1/2004..........................................  $105,000       $105,000
Allied Waste North America 10%,
  8/1/2009...........................................   375,000        375,000
Exodus Communications 11 1/4%,
  7/1/2008...........................................   140,000        260,000
Global Crossing Holdings 9 1/2%,
  11/15/2009.........................................   300,000        300,000
Globenet Communications 13%,
  7/15/2007..........................................   200,000        200,000
Hadco 9 1/2%, 6/15/2008..............................   155,000        160,000
TDL Infomedia Holdings 0%
  (15 1/2%), 10/15/2010..............................   600,000        600,000
Trump Atlantic City Funding
  11 1/4%, 5/1/2006..................................   280,000        580,000
World Access 13 1/4%,
  1/15/2008..........................................   285,000        285,000
Worldwide Fiber 12%,
  8/1/2009...........................................   350,000        350,000

                                                          Principal Amount
                                                             or Shares
                                                       -----------------------
                                                                      Holdings
Reductions                                             Decrease       12/31/99
----------                                             --------       --------
Corporate Bonds
Abraxas Petroleum 11 1/2%,
  11/1/2004..........................................  $150,000             --
Alliance Imaging 9 5/8%,
  12/15/2005.........................................   170,000             --
Ameriserv Food Distributors
  10 1/8%, 7/15/2007.................................   340,000             --
Facilicom International 10 1/2%,
  1/15/2008..........................................   285,000             --
Rogers Cablesystems 11%,
  12/1/2015..........................................   100,000       $135,000
SFX Broadcasting 10 3/4%,
  5/15/2006..........................................   135,000             --
Unisys 11 3/4%, 10/15/2004...........................   175,000             --
Viasystems 9 3/4%, 6/1/2007..........................   140,000        450,000

Common Stocks
AMFM (3).............................................     2,210 shs.     3,500 shs.
Price Communications.................................     8,466         11,000 (13)

SELIGMAN INCOME PORTFOLIO
Common Stocks
Bank of America......................................     1,403 shs.     2,421 shs.
General Electric.....................................     1,300          1,300
International Business Machines......................       600          1,000
Merck................................................     1,200          1,200
Microsoft............................................     1,600          2,600
Pepsico..............................................     2,300          2,300
Raytheon (Class B)...................................     1,800          1,800
United Technologies..................................     2,700          2,700

Corporate Bonds
Lyondell Chemical 9 5/8%,
  5/1/2007...........................................  $100,000       $100,000
US Government Agency Securities
Federal National Mortgage
  Association 6%, 11/1/2010..........................    91,805         91,805

Common Stocks
Bristol-Myers Squibb.................................     3,000 shs.     1,000 shs.
GATX.................................................     4,800             --
GTE..................................................     2,400          1,300
Lincoln National.....................................     3,000             --
Sonat................................................     4,700             --
Unocal...............................................     5,100             --
Washington Mutual....................................     4,536             --

Corporate Bonds
Associated Corp. of North
  America 5 3/4%, 11/1/2003..........................  $150,000       $100,000
US Government and Government Agency Securities
Federal National Mortgage Association 5.795%,
  1/1/2009...........................................   199,094             --
US Treasury Notes 6 1/2%,
  5/15/2005..........................................   500,000             --

_____________________
See footnotes on page P-9.

                                    --P-6--

                           Seligman Portfolios, Inc.

SELIGMAN INTERNATIONAL
GROWTH PORTFOLIO

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                                               Shares
                                                       -----------------------
                                                                      Holdings
Additions                                              Increase       12/31/99
---------                                              --------       --------
Common Stocks
ACOM.................................................     1,200          1,200
Asahi Bank...........................................    19,000         19,000
Unicredito Italiano..................................    23,208         23,208
Glaxo Wellcome.......................................     5,000          5,000
Oracle...............................................       300            300
Oriental Land........................................     1,600          1,600
Rinnai...............................................     5,000          5,000
Thyssen Krupp........................................     4,430          4,430
Toshiba..............................................    16,000         16,000
Veba.................................................     1,884          1,884

                                                               Shares
                                                       -----------------------
                                                                      Holdings
Reductions                                             Decrease       12/31/99
----------                                             --------       --------
Common Stocks
Benckiser............................................     1,785             --
DaimlerChrysler......................................     1,443             --
Matav-(ADRs).........................................     7,700             --
Nordbanken Holding...................................    17,805             --
Stmicroelectronics...................................       863            661 (12)
Suez Lyonnaise des Eaux..............................       761             --
Takefuji.............................................       600             --
TDK..................................................     1,000             --
Tesco................................................    49,500             --
WPP Group............................................     7,500         12,500

DIVERSIFICATION OF NET ASSETS*

                                                                            December 31, 1999
                                                                          Percent of Net Assets           December 31,
                                                                    ----------------------------------  ----------------
                                                                     Issues      Cost         Value      1999      1998
                                                                    --------  ----------   -----------  ------    ------
Common Stocks
Automotive and Related............................................         3  $  228,887   $   196,726     1.9       2.1
Banking...........................................................        12   1,016,495     1,245,557    12.1      12.6
Business Services.................................................         4     324,885       595,617     5.8       0.5
Chemical..........................................................         5     246,053       286,417     2.8       2.2
Construction and Property.........................................        --          --            --      --       4.6
Consumer Products.................................................         7     535,854       602,976     5.9       6.5
Drugs and Health Care.............................................         3     346,210       371,055     3.6        --
Electronics.......................................................         6     344,981       561,516     5.5       1.7
Entertainment and Leisure.........................................         3     259,351       418,956     4.1       1.9
Financial Services................................................         6     543,002       549,832     5.4       2.7
Health and Household..............................................         5     495,018       500,830     4.9       6.9
Industrial Goods and Services.....................................         5     349,041       625,079     6.1       6.2
Insurance.........................................................         4     303,663       454,271     4.4       8.2
Manufacturing.....................................................         5     437,857       534,334     5.2       3.4
Media.............................................................         2     116,300       326,289     3.2       1.2
Metals............................................................         2      94,763       103,099     1.0       0.1
Publishing........................................................         2     175,103       205,100     2.0        --
Resources.........................................................         4     407,205       519,117     5.1       7.0
Retail............................................................         2     134,776       125,217     1.2       8.5
Telecommunications................................................        13     772,785     1,438,943    14.0      12.4
Tobacco...........................................................         1      56,273        50,424     0.5       1.4
Transportation....................................................         1      52,036        82,119     0.8       3.1
Utilities.........................................................         2     212,111       180,290     1.8       4.5
Miscellaneous.....................................................        --          --            --      --       0.2
                                                                      ------  ----------   -----------  ------    ------
                                                                          97   7,452,649     9,973,764    97.3      97.9
Other Assets Less Liabilities.....................................        --     274,725       274,725     2.7       2.1
                                                                      ------  ----------   -----------  ------    ------
Net Assets........................................................        97  $7,727,374   $10,248,489   100.0     100.0
                                                                      ======  ==========   ===========  ======    ======

_____________________
See footnotes on page P-9.

                                    --P-7--

                           Seligman Portfolios, Inc.

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                                             Shares
                                                       -------------------
                                                                  Holdings
Additions                                              Increase   12/31/99
---------                                              --------   --------
SELIGMAN LARGE-CAP
GROWTH PORTFOLIO
Common Stocks
Carnival.............................................     1,100      1,100
Coca-Cola............................................     1,750      2,350
Computer Associates International....................     1,100      1,100
Corning..............................................       700        700
General Electric.....................................       400      1,050
Lily (Eli)...........................................       700        700
Lucent Technologies..................................     1,000      1,000
MCI WorldCom.........................................       900      2,325 (14)
Microsoft............................................       800      1,800
Motorola.............................................       400        650


                                                             Shares
                                                       -------------------
                                                                  Holdings
Reductions                                             Decrease   12/31/99
----------                                             --------   --------
Common Stocks
AT&T.................................................     1,050         --
Bristol-Myers Squibb.................................       450         --
Cendant..............................................     1,800         --
Honeywell International (2)..........................       650        550 (2)
Lowe's...............................................       500         --
Merck................................................       400        500
Philip Morris........................................     1,600         --
Raytheon (Class A)...................................       850         --
Time Warner..........................................       500        350
Warner-Lambert.......................................       650         --


SELIGMAN LARGE-CAP VALUE PORTFOLIO
Common Stocks
Allstate.............................................     7,000      7,000
American Home Products...............................     1,900      1,900
Bank of America......................................     1,000      3,205
Dial.................................................     2,000      7,400
Dow Chemical.........................................     1,000      1,000
El Paso Energy.......................................     1,900      1,900
Goodrich (B.F).......................................     2,000      7,000
Humana...............................................     6,000     20,000
Safeway..............................................     6,000      6,000
United Technologies..................................     1,000      3,000

Common Stocks
Bristol-Myers Squibb.................................     1,000      2,200
Champion International...............................     1,200      3,700
General Electric.....................................     1,500         --
General Motors.......................................       500      2,500
Raychem..............................................     6,450         --
Sears, Roebuck.......................................     4,000         --
Summit Bancorp.......................................     1,000      6,000
Tandy................................................     2,000      3,000
United Healthcare....................................       500      3,000
Xerox................................................     2,400         --

_____________________
See footnotes on page P-9.

                                    --P-8--

                           Seligman Portfolios, Inc.

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                                              Shares
                                                       -------------------
                                                                  Holdings
Additions                                              Increase   12/31/99
---------                                              --------   --------
SELIGMAN SMALL-CAP VALUE
PORTFOLIO
Common Stocks
Abercrombie & Fitch (Class A)........................     2,000      4,000
AK Steel Holding.....................................     6,000      6,000
American National Can Group..........................     8,000      8,000
Apria Healthcare Group...............................     8,000      8,000
Complete Business Solutions..........................     6,000      6,000
Harman International Industries......................       500      3,000
Midcoast Energy Resources............................     5,000      5,000
Omnicare.............................................    15,000     15,000
Urban Outfitters.....................................     2,000      6,500
Valero Energy........................................     7,000      7,000

                                                              Shares
                                                       -------------------
                                                                  Holdings
Reductions                                             Decrease   12/31/99
----------                                             --------   --------
Common Stocks
BMC Industries.......................................    12,800         --
Chirex...............................................     4,400         --
Dexter...............................................     3,750         --
Furon................................................     8,000         --
Giant Cement Holding.................................     6,000         --
Liberty Financial....................................     1,000      5,000
Marine Drilling......................................     1,800      7,000
Merrill..............................................     8,500         --
True North Communications............................     1,000      3,500
Windmere-Durable Holdings............................     3,500     10,000

____________
Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities.

 * "Diversification of Net Assets" is included for the Seligman International Portfolios because their portfolio holdings are listed by country rather than by industry in the "Portfolios of Investments."

   (1)  Includes 7,300 shares received as a result of a 2-for-1 stock split.
   (2)  Formerly AlliedSignal.
   (3)  Formerly Chancellor Media.
   (4)  Formerly Apex PC Solutions.
   (5)  Includes 14,400 shares received as a result of a 2-for-1 stock split.
   (6)  Includes 8,025 shares received as a result of a 3-for-2 stock split.
   (7)  Includes 1,050 shares received as a result of a 3-for-2 stock split.
   (8)  Includes 1,400 shares received as a result of a 2-for-1 stock split.
   (9)  Formerly Grupo Iusacell.
   (10) Includes 1,560 shares received as a result of a 3-for-1 stock split.
   (11) Includes 2,250 shares received as a result of a 3-for-2 stock split.
   (12) Includes 121 shares received as a result of a 2-for-1 stock split.
   (13) Includes 927 shares received as a result of a stock dividend.
   (14) Includes 775 shares received as a result of a 2-for-1 stock split.
   (15) Formerly SMART Modular Technologies.

                                    --P-9--

                           Seligman Portfolios, Inc.

Annual Performance Overview

     The following charts compare a $10,000 hypothetical investment made in each of Portfolios of Seligman Portfolios, Inc. (with the exception of Seligman Cash Management Portfolio), for the 10-year period ended December 31, 1999, or since inception through December 31, 1999, if less than 10 years, to a $10,000 hypothetical investment made in the appropriate benchmark indices and averages for the same period. Accompanying each chart is a discussion of the investment strategy and sector performance that affected the Portfolio during the past year.

Seligman Bond Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date          Bond Portfolio   Lehman Bros. Government Bond Index  Lipper Corporate Debt BBB-rated Funds Average
 12/31/1989         10000                     10000                                    10000
 03/31/1990          9834                      9876                                     9811
 06/30/1990         10127                     10222                                    10149
 09/30/1990         10166                     10306                                    10043
 12/31/1990         10614                     10872                                    10436
  31-Mar-91         10861                     11108                                    10870
  30-Jun-91         11015                     11258                                    11098
  30-Sep-91         11592                     11900                                    11768
  31-Dec-91         12161                     12538                                    12382
  31-Mar-92         11951                     12318                                    12369
  30-Jun-92         12283                     12806                                    12865
  30-Sep-92         12825                     13439                                    13509
  31-Dec-92         12841                     13444                                    13522
  31-Mar-93         13251                     14052                                    14284
  30-Jun-93         13552                     14458                                    14815
  30-Sep-93         13889                     14928                                    15364
  31-Dec-93         13866                     14877                                    15469
  31-Mar-94         13468                     14429                                    14914
  30-Jun-94         13318                     14265                                    14583
  30-Sep-94         13427                     14325                                    14699
  31-Dec-94         13396                     14375                                    14674
  31-Mar-95         13859                     15052                                    15369
  30-Jun-95         14813                     15985                                    16549
  30-Sep-95         15116                     16268                                    16958
  31-Dec-95         15966                     17011                                    17771
  31-Mar-96         15431                     16627                                    17381
  30-Jun-96         15370                     16707                                    17470
  30-Sep-96         15523                     16988                                    17867
  31-Dec-96         15981                     17484                                    18539
  31-Mar-97         15868                     17342                                    18429
  30-Jun-97         16385                     17944                                    19195
  30-Sep-97         16902                     18545                                    19936
  31-Dec-97         17417                     19160                                    20430
  31-Mar-98         17587                     19450                                    20781
  30-Jun-98         18080                     19963                                    21199
  30-Sep-98       18896.4                     21067                                    21553
  31-Dec-98      18845.37                     21050                                    21707
  31-Mar-99      18391.48                     20749                                    21605
  30-Jun-99      18028.37                     20573                                    21320
  30-Sep-99      18082.84                     20709                                    21333
  31-Dec-99      18000.82                     20578                                    21340

     Nineteen ninety-nine was a difficult year for fixed-income securities. During this time, the Federal Reserve Board increased the federal funds rate three times, for a total of 75 additional basis points, while the US economy continued to grow at a robust pace. These factors caused 30-year Treasury bond yields to increase by 140 basis points, from 5.08% on December 31, 1998, to 6.48% on December 31, 1999.

     In the second half of the fiscal year, we sold some intermediate-term bonds in favor of shorter-term securities in response to the generally negative operating environment for bonds. This defensive strategy benefited the Portfolio's performance during the second half of the year.

     We remained committed to pursuing favorable yield spreads, while at the same time maintaining a high-quality portfolio. The average quality of the Portfolio remained stable at AA. At year-end 1999, the Portfolio was 18% invested in Treasuries, 5% in US government agency bonds, 13% in mortgage pass-through securities, 3% in asset-backed securities, and 61% in corporate bonds. During the year, the spread between Treasuries and corporates widened, and we increased the Portfolio's exposure to corporates to pursue additional yield. Over the course of the year, the Portfolio's yield increased from 5.61% to 7.05%.

     We believe that 2000 will provide a more positive environment for bonds then did 1999. Yields are likely to stabilize, which should allow for positive total returns. While the Federal Reserve Board is likely to remain cautious regarding any inflationary pressures, we believe it will not be as aggressive as it was in 1999.

Seligman Capital Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date         Capital Portfolio  Lipper MidCap Funds Average   Rusell MidCap Growth Index
12/31/1989          10000                10000                          10000
03/31/1990           9682                 9885                           9648
06/30/1990          10852                10678                          10474
09/30/1990           8296                 8632                           8354
12/31/1990           9682                 9502                           9487
 31-Mar-91          11604                11552                          11676
 30-Jun-91          11759                11454                          11495
 30-Sep-91          13191                12476                          12438
 31-Dec-91          15399                13761                          13949
 31-Mar-92          14374                13831                          13524
 30-Jun-92          13315                13025                          12895
 30-Sep-92          14331                13476                          13585
 31-Dec-92          16445                15306                          15163
 31-Mar-93          16987                15598                          15300
 30-Jun-93          16687                15969                          15301
 30-Sep-93          17791                17137                          16333
 31-Dec-93          18361                17537                          16860
 31-Mar-94          17784                16998                          16337
 30-Jun-94          16224                16168                          15619
 30-Sep-94          17698                17459                          16728
 31-Dec-94          17518                17344                          16495
 31-Mar-95          18608                18585                          18278
 30-Jun-95          19725                20243                          19746
 30-Sep-95          21505                22351                          21691
 31-Dec-95          22278                22708                          22099
 31-Mar-96          23772                24077                          23524
 30-Jun-96          25400                25355                          24404
 30-Sep-96          26013                26151                          25233
 31-Dec-96          25511                26884                          25963
 31-Mar-97          24491                25401                          25015
 30-Jun-97          27837                29333                          28697
 30-Sep-97          31104                33536                          32712
 31-Dec-97          30946                32464                          31813
 31-Mar-98          34400                36440                          35612
 30-Jun-98          35255                35960                          35590
 30-Sep-98          28450                29469                          29650
 31-Dec-98          37813                36338                          37499
 31-Mar-99          36668                36231                          38781
 30-Jun-99          40938                40771                          42822
 30-Sep-99          40048                38729                          40677
 31-Dec-99          57979                49525                          56732

     During 1999, growth stocks of all sizes generally delivered extraordinary returns, while value stocks of all sizes generally lagged. A continued strong US economy and improving worldwide economies, combined with low inflation, provided a positive environment for growth stocks. Within the growth-stock universe, technology -- driven by increased Internet demand and an explosion in wireless communications -- was by far the best performing.

     The growth stocks in the Portfolio were strong performers within this supportive environment, with the technology industry the single most positive influence on performance during the fiscal year.

-----------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                                   --P-10--

                           Seligman Portfolios, Inc.

Despite the fact that the Portfolio was underweighted in the sector during the period, the technology stocks it held delivered exceptional returns.

     In the fiscal year, the Portfolio purchased several what we believe are "best-of-class" Internet companies that focus on the business-to-business applications that allow companies to reduce expenses and increase sales. We believe that such companies, which contribute to increased efficiency in the rest of the economy, will continue to have opportunities for growth for years to come. The Portfolio had relatively low exposure to health care because we believed that the group had become overvalued following a very strong 1998, and there were uncertainties regarding pricing pressure due to potential changes in Medicare drug benefits. This low exposure benefited overall performance since this sector was a poor performer for the year.

     Going forward, greater emphasis is likely to be placed on technology. In particular, we will look for companies that use information technology to increase sales and data warehousing, and for companies that are developing innovative or improved products, especially in telecommunications. Within technology, we anticipate remaining underweighted in hardware stocks and will focus on software stocks, particularly those involved in business-to-business e-commerce. We will also look for opportunities to gain more exposure to wireless application protocol, which allows Internet access without a personal computer (PC).

     We believe that a favorable climate for continued global growth lies ahead, based on several factors, including the broader acceptance of the euro, reduced barriers to trade, and Japan's economic progress and financial reforms. This environment would likely benefit mid-cap companies with export-driven revenues. We will seek to gain additional exposure to stocks that are positioned to benefit from the recoveries abroad, particularly in Japan.

Seligman Common Stock Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date           Common Portfolio  Lipper Growth & Income Funds Average  S&P 500
 12/31/1989       10000                         10000                  10000
 03/31/1990        9910                          9747                   9699
 06/30/1990       10538                         10250                  10309
 09/30/1990        8679                          8898                   8893
 12/31/1990        9685                          9548                   9689
  31-Mar-91       11416                         10911                  11097
  30-Jun-91       11308                         10891                  11072
  30-Sep-91       12094                         11507                  11664
  31-Dec-91       12897                         12344                  12642
  31-Mar-92       13142                         12335                  12322
  30-Jun-92       13037                         12368                  12556
  30-Sep-92       13570                         12669                  12951
  31-Dec-92       14462                         13433                  13603
  31-Mar-93       14981                         14069                  14197
  30-Jun-93       15138                         14195                  14267
  30-Sep-93       15519                         14699                  14635
  31-Dec-93       16189                         15041                  14974
  31-Mar-94       15529                         14576                  14407
  30-Jun-94       15616                         14524                  14467
  30-Sep-94       16405                         15143                  15175
  31-Dec-94       16195                         14916                  15172
  31-Mar-95       17359                         16129                  16649
  30-Jun-95       18452                         17422                  18240
  30-Sep-95       19604                         18703                  19690
  31-Dec-95       20613                         19616                  20875
  31-Mar-96       22028                         20766                  21996
  30-Jun-96       23029                         21483                  22983
  30-Sep-96       23470                         22129                  23694
  31-Dec-96       24751                         23829                  25670
  31-Mar-97       25031                         24107                  26358
  30-Jun-97       28218                         27587                  30960
  30-Sep-97       30348                         30071                  33279
  31-Dec-97       30027                         30302                  34234
  31-Mar-98       33494                         33859                  39010
  30-Jun-98       33974                         33938                  40297
  30-Sep-98       31299                         29692                  36288
  31-Dec-98       37280                         34988                  44017
  31-Mar-99       38180                         35611                  46209
  30-Jun-99       41262                         38834                  49467
  30-Sep-99       38020                         35749                  46375
  31-Dec-99       42181                         39589                  53276
  31-Dec-97       30027                         30302                  34234
  31-Mar-98       33494                         33859                  39010
  30-Jun-98       33974                         33938                  40297
  30-Sep-98       31299                         29692                  36288
  31-Dec-98       37280                         34988                  44017
  31-Mar-99       38180                         35611                  46209
  30-Jun-99       41262                         38834                  49467
  30-Sep-99       38020                         35749                  46375
  31-Dec-99       42181                         39589                  53276

     Seligman Common Stock Portfolio pursues companies with attractive yields, stable earnings growth, strong fundamentals, and reasonable valuations. In 1999, this strategy was out of favor, and investors seemed willing to pay any price for stocks that had been on an upward trend, with little or no regard for valuations and fundamentals. However, we believe that remaining true to our discipline, and avoiding stocks whose valuations seem excessive, will best serve the Portfolio's shareholders over the long term.

     Steadily rising yields over the course of the year had a negative effect on interest-rate sensitive sectors, such as the financial sector -- one of the Portfolio's most heavily weighted industries. The strongest area of the portfolio -- as for the market -- was technology. While the Portfolio was underweighted in technology, the sector was such a strong performer that it was the single largest contributor to overall portfolio returns. However, the Portfolio's underweighting in technology hurt performance relative to the broader market.

     The Portfolio benefited from its exposure to both basic materials and capital goods, which were both strong market performers during the year. Health care was one of the worst-performing market sectors because of uncertainty regarding potential Medicare price controls for drug companies. The Portfolio was about market-weighted in this sector, so our exposure to this sector didn't hurt relative performance, but did negatively impact absolute returns. Consumer staples also performed poorly as investors focused on these companies' lack of pricing flexibility.

     We are cautiously optimistic regarding the outlook for value stocks and for the Portfolio in the year 2000. We do not believe that the type of market that prevailed in 1999-- one in which economic and company-specific fundamentals were largely ignored-- can continue. Many good companies languished in 1999 and are now trading at what we believe are exceptionally attractive prices. It is our conviction that, ultimately, companies that are more attractively priced within their industry groups will be recognized by the market.

----------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.

                                   --P-11--

                           Seligman Portfolios, Inc.

Annual Performance Overview

Seligman Communications and Information Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date        C&I Portfolio  Lipper Science & Technology Funds Average  S&P 500
11-Oct-94       10000                       10000                      10000
31-Dec-94       10440                       10608                       9998
31-Mar-95       11030                       11435                      10972
30-Jun-95       14690                       13848                      12020
30-Sep-95       16950                       15835                      12975
31-Dec-95       14464                       15188                      13756
31-Mar-96       13618                       15485                      14495
30-Jun-96       13993                       16665                      15146
30-Sep-96       15139                       17823                      15614
31-Dec-96       15739                       18602                      16916
31-Mar-97       14271                       16818                      17370
30-Jun-97       16961                       19906                      20402
30-Sep-97       22018                       23587                      21930
31-Dec-97       19237                       20833                      22560
31-Mar-98       22103                       24518                      25707
30-Jun-98       21765                       25480                      26555
30-Sep-98       18105                       22682                      23913
31-Dec-98       26256                       32033                      29007
31-Mar-99       26715                       37758                      30451
30-Jun-99       31755                       43010                      32598
30-Sep-99       33624                       46385                      30561
31-Dec-99       48787                       76124                      35108

     Technology is playing an ever-increasing role in the economy and in the stock market, and in 1999 the industry was by far the best-performing market sector. Technology's importance received public attention when, in November, the Dow Jones Industrial Average, the most widely watched stock-market index, shed four old economy stocks to make room for four new economy stocks. Three of these four stocks -- Intel, Microsoft, and SBC Communications -- are technology stocks.

     We were pleased with the performances of a number of the Portfolio's holdings during 1999. Among the sectors that performed well for the Portfolio were semiconductors and semiconductor equipment, satellites, computer hardware, contract manufacturing, radio, and security software. The networking and telecommunications equipment sectors of the portfolio performed extremely well; however, the Portfolio's underweighting in these sectors hurt relative performance. The Portfolio's holdings in computer-aided design software performed poorly over the course of the year due to continued weakness in Asia and a leveling off in demand in the United States.

     While industry fundamentals are outstanding, valuations are extremely high by historical standards. Hence, we have become more vigilant in evaluating the risk of the companies held by the Portfolio, and we have begun to pare back or eliminate some of the most expensive securities.

     In spite of high valuations in many technology stocks, we continue to find attractive values, particularly in the semiconductor and software sectors. Within the high-growth Internet sector, we anticipate finding the most attractive opportunities in business-to-business Internet. We don't expect to find as many suitable investments in business-to-consumer, but believe that there will be selective opportunities in this area. We also believe that, as the Internet grows in acceptance and usage worldwide, companies that supply the software and equipment that support this growth will continue to benefit. In general, technology companies are truly changing global business. We believe that the world is only in the early stages of technological expansion, and that the sector will thus continue to offer enormous opportunities for long-term investors.

Seligman Frontier Portfolio

The chart and total return do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date         Frontier Portfolio   Russell 2000 Growth Index   Russell 2000 Index   Lipper SmallCap Fund Average
10/11/1994           10000                 10000                    10000                    10000
12/31/1994           10580                  9926                     9813                     9968
03/31/1995           11300                 10470                    10265                    10559
06/30/1995           12260                 11509                    11227                    11480
09/30/1995           13780                 12817                    12336                    12815
12/31/1995           14101                 13007                    12604                    13110
03/31/1996           15443                 13753                    13247                    13965
06/30/1996           17065                 14557                    13909                    15052
09/30/1996           17731                 14433                    13957                    15364
12/31/1996           17476                 14470                    14682                    15777
03/31/1997           15855                 12952                    13923                    14799
06/30/1997           19203                 15226                    16180                    17328
09/30/1997           21455                 17802                    18588                    20162
12/31/1997           20331                 16343                    17965                    19245
03/31/1998           22650                 18284                    19773                    21354
06/30/1998           22044                 17235                    18851                    20489
09/30/1998           16839                 13381                    15053                    16165
12/31/1998           20034                 16544                    17508                    19248
03/31/1999           16324                 16267                    16559                    18048
06/30/1999           18823                 18666                    19134                    20929
09/30/1999           18115                 17747                    17925                    20294
12/31/1999           23358                 23673                    21232                    25031

     In 1999, small-capitalization stocks began to deliver returns that were competitive with large-company stocks. However, last year's markets were extraordinarily narrow, regardless of market capitalization. Growth stocks, and particularly technology stocks, outpaced the rest of the market by a wide margin.

     In the small-cap market, the stocks of companies with little or no earnings outperformed for the year. These stocks are typically part of the new economy, such as technology and communications, rather than the old economy, such as energy and transportation. During fiscal-year 1999,

------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.

                                   --P-12--

                           Seligman Portfolios, Inc.

Seligman Frontier Portfolio pursued "middle-of-the-road" stocks in industries such as software, semiconductors, and semiconductor capital equipment. These companies play a vital role in the new economy, yet they are also money-making enterprises.

     During the fiscal year, the technology sector was the Portfolio's sector and the Portfolio's weighting in this area increased as a result. The Portfolio remains underweighted in the Internet, however, since many of these companies do not yet have any earnings, and the fundamentals underlying these companies are typically weak. Despite high valuations and weak fundamentals, the Internet was the best-performing sector of the small-cap market. At the beginning of the year, the Portfolio suffered as a result of poor stock selection in the health care sector, but most of the resulting drag on performance was recovered by year end.

     We are optimistic for the Portfolio as we look into the year 2000. Smaller companies, which many believed were at an increased risk for Year 2000 computer problems, entered the millennium unscathed, and many small companies have been delivering strong earnings reports that are meeting or beating the market's expectations. We believe that the interest-rate environment will stabilize in 2000, which would be positive for the stock market as a whole and for small-capitalization stocks. Finally, small-cap stocks continue to be priced considerably lower than their large-cap counterparts, despite the fact that smaller companies continue to have higher growth rates.

Seligman Global Growth Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date        Global Growth Opportunities Portfolio Lipper   Global Funds Avg.    MSCI World Index
01-May-96                       10000                            10000                10000
30-Jun-96                       10010                            10118                10062
30-Sep-96                        9810                            10226                10207
31-Dec-96                        9922                            10740                10687
31-Mar-97                       10022                            10842                10730
30-Jun-97                       11274                            12162                12357
30-Sep-97                       11694                            12801                12723
31-Dec-97                       11169                            12199                12422
31-Mar-98                       13022                            13855                14214
30-Jun-98                       13326                            13946                14515
30-Sep-98                       11422                            11940                12788
31-Dec-98                       13581                            14047                15502
31-Mar-99                       14366                            14410                16068
30-Jun-99                       15527                            15486                16849
30-Sep-99                       15965                            15317                16612
31-Dec-99                       20710                            18896                19430

     The past year witnessed a significant turnaround for global economies and stock markets. In the wake of the financial crisis emanating from Asia in 1998, major central banks around the world lowered interest rates and provided liquidity. In response, the world economy enjoyed a sharp recovery and stock markets, particularly in Asia, rallied strongly.

     As markets recovered, the Portfolio's relative performance was influenced positively by three major factors. First, the Portfolio's overweighting in technology and telecommunications was beneficial since these sectors performed well. Increasing use of mobile communication devices, the Internet, and data transfer boosted demand for computers, software, and connectivity. Second, the Portfolio's concentration in Japanese emerging growth companies was beneficial since these companies more than doubled in value during the year. Third, the Portfolio's limited exposure to health care helped overall performance as the sector lagged the broader market averages.

     The Portfolio remained broadly invested in three major growth themes:
Quality of Life, Productivity, and Consumption. During the year, we significantly increased exposure to the Productivity theme, which includes information technology and telecommunication services. At the same time, we reduced exposure to the Consumption and Quality of Life themes.

     The Productivity theme provided much of the Portfolio's activity during the fiscal year. We continued to add substantially to the Telecomms sub-theme, as the increase in voice and data traffic over growing numbers of networks showed no sign of abating. In fact, the provision of ever greater bandwidth promises to accelerate. Telecomms now exceeds both Technology and Consumer Staples as the biggest sub-theme, with about 16% of the Portfolio's assets invested in this area.

     Among the Portfolio's thematic investments, the emphasis on technology and telecommunications sub-themes is the most important. We believe that despite near-term volatility, secular forces remain supportive of these sectors. The transformation to a wired world has only just begun, with the most momentous changes yet to come. Overall, in an environment of low inflation and intense competition, real growth will continue to be scarce. The experience of recent years has shown that investors around the world are eager to invest in businesses that promise high profit growth, and we believe this situation will continue.

     Looking ahead, news about global economic activity is likely to remain positive. As a result, interest rates are expected to move higher, first in the US and Europe, and eventually in Asia. However, much of this increase has already been anticipated by market participants, and as long as cyclical inflationary pressures remain muted, investors are unlikely to be overly concerned about higher interest rates. We expect that, as tighter monetary policy preempts higher inflation, long bond yields in most markets will begin to decline. Such an outcome would be supportive of global growth stocks.

--------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.

                                  --P-13--

                           Seligman Portfolios, Inc.

Annual Performance Overview

Seligman Global Smaller Companies Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                   Global Smaller     Lipper Global Small   Salomon Bros World
   Date          Companies Portfolio     Cap Funds Avg.          EM Index
11-Oct-94               10000                 10000                10000
31-Dec-94               10353                  9649                 9724
31-Mar-95               10594                  9585                 9997
30-Jun-95               10886                 10373                10404
30-Sep-95               11860                 11311                11110
31-Dec-95               12152                 11341                11352
31-Mar-96               13246                 12150                11969
30-Jun-96               14589                 12911                12460
30-Sep-96               14464                 12800                12459
31-Dec-96               14421                 13084                12774
31-Mar-97               14196                 12870                12396
30-Jun-97               15810                 14215                13793
30-Sep-97               16023                 14938                14658
31-Dec-97               14915                 13710                13844
31-Mar-98               17260                 15532                15649
30-Jun-98               17329                 15182                15285
30-Sep-98               14433                 12027                12651
31-Dec-98               15897                 13759                14665
31-Mar-99               14531                 13654                14306
30-Jun-99               16235                 15368                15857
30-Sep-99               16971                 15495                15560
31-Dec-99               20402                 19981                17947

     During fiscal year 1999, performance for global smaller companies was generally volatile, and returns among sectors and regions showed great disparities. Improving world economic growth should have provided a positive background for smaller companies. However, with the exception of a few specific sectors, smaller companies overall have lacked pricing power.

     In the US, small-capitalization stocks began to deliver returns that were competitive with large-company stocks. However, last year's markets were extraordinarily narrow, regardless of market capitalization. US growth stocks, and particularly technology stocks, outpaced the rest of the market by a wide margin. In the fiscal year, the technology sector was the Portfolio's best-performing US sector and the Portfolio's weighting in this area increased as a result. The Portfolio remains underweighted in the Internet, however, since many of these companies do not yet have any earnings, and the fundamentals underlying these companies are typically weak. Despite high valuations and weak fundamentals, the Internet was the best-performing sector of the US small-cap market.

     In the UK, smaller companies enjoyed strong performance relative to larger companies. During the first six months of the year, in particular, smaller companies performed very well. More recently, interest-rate increases slowed this outperformance, but smaller companies ended the year strongly. The Portfolio remained consistently overweighted in the United Kingdom. The allocation to the UK was 17.8% in January, rose to a peak of 19.9% in October, and fell to 16.7% by year end. In the UK, we emphasized service companies and technology, which benefited performance since these companies have performed very well.

     Smaller companies in Continental Europe remained generally out of favor for most of the period. Merger and acquisition activity was concentrated among large companies, and the portfolio restructuring that followed European Monetary Union also favored larger companies. These more than offset the positive earnings growth prospects for smaller companies. The Portfolio was generally neutral to slightly overweighted in Continental Europe during the period. However, valuations are now quite low and we are looking for an opportunity to increase this weighting.

     In Japan, smaller companies participated in the rising stock market, but generally lagged behind larger-company stocks. The strengthening of the yen during the fiscal year boosted returns for US investors. Within smaller companies, those companies and sectors with visible growth prospects delivered exceptional performance. We believe the Portfolio has very good exposure to fast-growing companies, some of which delivered strong performance during the year. The Portfolio's allocation to Japan more than doubled over the year. However, valuations for high-growth companies are now quite high and we do not anticipate further increasing the Portfolio's Japanese weighting.

     In the Pacific, smaller companies generally performed in line with those of larger companies and, as a result, rose strongly during the year. The Portfolio moved to a significant overweight position during the course of the year, doubling its allocation from 2.9% in January to 5.9% at the end of the year. The Portfolio focused on companies in the technology and service-related areas, which have generally performed very well. We anticipate remaining overweighted in the Pacific, and may in fact further increase exposure to this region.

____________________
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.

                                   --P-14--

                           Seligman Portfolios, Inc.

Seligman Global Technology Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

             Global Technology   Lipper Global   Lipper Sci & Tech   MSCI World
  Date           Portfolio         Funds Avg.        Funds Avg.         Index
01-May-96           10000            10000              10000           10000
30-Jun-96            9860            10118              10062            9710
30-Sep-96            9970            10226              10207           10385
31-Dec-96           10401            10740              10687           10839
31-Mar-97            9957            10842              10730            9799
30-Jun-97           11328            12162              12357           11599
30-Sep-97           13525            12801              12723           13743
31-Dec-97           12432            12199              12422           12139
31-Mar-98           14803            13855              14214           14286
30-Jun-98           15108            13946              14515           14847
30-Sep-98           12761            11940              12788           13216
31-Dec-98           17007            14047              15502           18665
31-Mar-99           17928            14410              16068           22001
30-Jun-99           21464            15486              16849           25061
30-Sep-99           23724            15317              16612           27028
31-Dec-99           37211            18896              19430           44356

     Technology stocks enjoyed an exceptionally strong year, outperforming the broad market by a wide margin. Every region of the global stock market saw the same pattern with investors becoming increasingly disenchanted with the low levels of growth offered by traditional companies and increasingly enthusiastic about the apparently open-ended growth opportunity provided by the technology industry.

     Although the fiscal year began with some apprehension about the impact of Y2K on technology spending patterns, demand remained strong across the board. The growth of the Internet and its increased use by both businesses and consumers remained the most significant driver of technology spending. While the US originally led this trend, both Europe and Asia are catching up rapidly. Growth of the Internet has had positive implications for spending in areas such as storage, servers, communications equipment, and particular segments of the software and services markets. Wireless demand has continued unabated and, with the general pick-up in global economic activity, demand has increased sharply for components. Relatively few areas of the industry have lagged behind, but the key difference in the performance of technology stocks this year has been their positioning vis-a-vis the Internet.

     We maintained a significant weighting in the US throughout the year while adding to the Portfolio's position in Japan during the spring. We continued to make major commitments to both the communications and semiconductor sectors, and enjoyed a strong year in both areas. During the period, we reduced the Portfolio's exposure to the personal computer and software/services markets.

     As we enter the Year 2000, the technology industry's fundamental outlook remains positive. We expect earnings growth to accelerate, which should help to support what are admittedly fairly high valuations. The latter, together with the extent to which stock market performance has been polarized over the last year, create the conditions in which there is some risk of a switch back into value and cyclicals. However, we believe that the technology industry remains well positioned for long-term growth.

Seligman High-Yield Bond Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

               High-Yield Bond    Merrill Lynch High-     High Current Yield
  Date            Portfolio       Yield Master Index          Funds Avg.
01-May-95            10000              10000                   10000
30-Jun-95            10030              10391                   10265
30-Sep-95            10300              10694                   10591
31-Dec-95            10737              11049                   10907
31-Mar-96            11126              11211                   11217
30-Jun-96            11341              11364                   11440
30-Sep-96            11872              11808                   11982
31-Dec-96            12307              12272                   12419
31-Mar-97            12252              12400                   12512
30-Jun-97            13022              12990                   13179
30-Sep-97            13824              13497                   13882
31-Dec-97            14164              13846                   14076
31-Mar-98            14820              14232                   14681
30-Jun-98            14987              14471                   14739
30-Sep-98            13925              13953                   13658
31-Dec-98            14309              14354                   14050
31-Mar-99            14506              14510                   14448
30-Jun-99            14335              14607                   14546
30-Sep-99            13914              14424                   14321
31-Dec-99            14201              14579                   14682

     All fixed-income securities, including those held by the Portfolio, faced the formidable headwind of rising interest rates during the past fiscal year. This difficult operating environment was the single biggest factor affecting Portfolio performance during this time. The high-yield market, while withstanding interest-rate increases better than many other fixed-income securities, experienced some ad verse market conditions unique to high-yield bonds. Since the 1998 global financial crisis, the high-yield market has suffered from reduced liquidity. This has widened the yield spread between high-yield bonds and Treasuries with similar maturities. In addition, during 1999, new supply of high-yield bonds outpaced demand significantly. This imbalance drove prices for existing high-yield issues lower.

     During the past fiscal year, we began to seek more opportunities in the high-growth areas of technology, wireless communications, and telecommunications infrastructure companies. In particular, we are optimistic about communications tower companies, fiber

____________________
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.

                                   --P-15--

                           Seligman Portfolios, Inc.

Annual Performance Overview

Seligman High-Yield Bond Portfolio (continued)

optic cable companies, Internet companies, and European telecom companies. During the next three years, the growth rate for fiber cable deployment and bandwidth demand is expected to grow by 30% per year. This increase in demand is being driven by the growing use of the Internet. We believe the Portfolio is currently well positioned to capitalize on the increasing demand for data, video, and telephony services.

     During the period under review, we reduced the Portfolio's exposure to health care, since this sector continues to struggle because of changes in Medicare reimbursement programs. We also reduced the Portfolio's exposure to economically sensitive sectors since these areas are more at risk if interest rates head higher.

     We believe that the outlook for the high-yield market and for the Portfolio is positive. The interest-rate environment during was extraordinarily unfavorable for fixed-income securities, and we do not believe that this will continue in 2000. As interest rates stabilize and global economies continue to recover, we believe that the prices for high-yield bonds in general will begin to move higher. We are particularly optimistic regarding the prospects for the securities in the Portfolio. Throughout 2000, we expect to continue to seek opportunities in the high-growth areas of wireless communications, telecommunications infrastructure, Internet, cable, and media-related sectors.

Seligman Income Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                                 Lehman Bros. Aggregate   Lipper Income
Date         Income Portfolio          Bond Index         Funds Average    S&P 500
12/31/1989           10000                10000               10000         10000
03/31/1990            9981                 9920                9764          9699
06/30/1990           10074                10283               10047         10309
09/30/1990            9072                10372                9327          8893
12/31/1990            9390                10896                9866          9689
 31-Mar-91           10447                11201               10786         11097
 30-Jun-91           10882                11383               10856         11072
 30-Sep-91           11772                12029               11647         11664
 31-Dec-91           12290                12639               12345         12642
 31-Mar-92           12793                12478               12344         12322
 30-Jun-92           13110                12982               12699         12556
 30-Sep-92           13590                13540               13145         12951
 31-Dec-92           14222                13576               13486         13603
 31-Mar-93           14996                14137               14321         14197
 30-Jun-93           15408                14512               14652         14267
 30-Sep-93           15870                14890               15185         14635
 31-Dec-93           15981                14899               15214         14974
 31-Mar-94           15307                14472               14614         14407
 30-Jun-94           14844                14323               14542         14467
 30-Sep-94           15349                14410               14889         15175
 31-Dec-94           15028                14465               14625         15172
 31-Mar-95           15571                15194               15523         16649
 30-Jun-95           16626                16119               16513         18240
 30-Sep-95           17606                16435               17353         19690
 31-Dec-95           17730                17135               18127         20875
 31-Mar-96           17948                16832               18500         21996
 30-Jun-96           18183                16928               18848         22983
 30-Sep-96           18334                17241               19181         23694
 31-Dec-96           18910                17758               20099         25670
 31-Mar-97           19017                17659               20144         26358
 30-Jun-97           20258                18307               21682         30960
 30-Sep-97           21246                18915               22963         33279
 31-Dec-97           21561                19471               23438         34234
 31-Mar-98           22779                19775               24691         39010
 30-Jun-98           22779                20237               24776         40297
 30-Sep-98           22300                21093               23694         36288
 31-Dec-98           23234                21165               25240         44017
 31-Mar-99           22854                21059               25292         46209
 30-Jun-99           23381                20874               26273         49467
 30-Sep-99           22390                21016               25511         46375
 31-Dec-99           23901                20991               26501         53276

     Seligman Income Portfolio had a difficult 1999 as a result of a narrow stock market that overwhelmingly favored growth stocks over value stocks, and a fixed-income market that was dragged lower because of steadily rising interest rates.

     During the past fiscal year, we significantly reduced the Portfolio's exposure to fixed-income securities, while we increased the Portfolio's exposure to the stock market. We believe that this heavier stock weighting will provide the Portfolio with more opportunities for capital appreciation. At the same time, by continuing to maintain a substantial exposure to investment-grade corporate bonds and government bonds, we hope to cushion the Portfolio from the historically higher volatility of the stock market.

     We are cautiously optimistic regarding the outlook for the stock market and the fixed-income market for the year 2000. We believe that the stock market will broaden considerably from what we experienced in 1999, and that value stocks will be rewarded. In addition, we believe that yields will stabilize, allowing fixed-income securities to post positive total returns.

________________
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.

                                   --P-16--

                           Seligman Portfolios, Inc.

Seligman International Growth Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

               International     Lipper International
  Date           Portfolio            Funds Avg.          EAFE Index
03-May-93          10000                10000               10000
30-Jun-93          10010                10005               10057
30-Sep-93          10480                10875               10731
31-Dec-93          11440                11907               10831
31-Mar-94          10987                11822               11216
30-Jun-94          11399                11950               11797
30-Sep-94          11751                12323               11816
31-Dec-94          11591                11838               11704
31-Mar-95          11428                11659               11931
30-Jun-95          11765                12146               12028
30-Sep-95          12603                12746               12539
31-Dec-95          12905                13009               13057
31-Mar-96          13228                13593               13443
30-Jun-96          13603                14087               13666
30-Sep-96          13520                14026               13659
31-Dec-96          13819                14598               13887
31-Mar-97          13925                14799               13680
30-Jun-97          15802                16452               15466
30-Sep-97          15716                16684               15367
31-Dec-97          14973                15410               14173
31-Mar-98          17295                17675               16269
30-Jun-98          17682                17801               16453
30-Sep-98          14719                14939               14125
31-Dec-98          17340                17399               17056
31-Mar-99          17374                17685               17305
30-Jun-99          18118                18675               17756
30-Sep-99          18705                19399               18548
31-Dec-99          21960                24302               21711

     The past fiscal year was characterized by significant divergence in regional stock market performance. The UK stock market generally tracked the ups and downs of the US market. However, there was significant movement within the stock market as a whole. As the UK economic recovery seemed well underway, more domestic and economically-sensitive stocks performed well. However, there was an abrupt change in July when the Bank of England raised interest rates, and these stocks sold off sharply. Throughout the period, stocks in technology and telecommunications performed well. Our weighting in the UK remained relatively stable over the course of the year. We were overweighted in UK economically sensitive stocks for most of the year, which benefited the Portfolio. However, following the interest rate increases, we have moved to a more neutral position in these stocks.

     In local currency terms, Continental European stock markets performed well. However, because of the weakness of the euro, US dollar returns have been more subdued. Economically-sensitive stocks generally performed well while defensive stocks underperformed. In addition, telecommunications and technology performed well throughout the year and, unlike in the UK, this trend has continued. A high level of merger and acquisition activity also benefited the UK markets, and this is likely to continue. The Portfolio remained overweighted in Continental Europe throughout the year, which has placed a drag on performance. However, our move out of defensive stocks early in the year was beneficial. Now that the economic recovery has broadened throughout Europe, we will remain overweighted in Continental Europe since we anticipate strong corporate profit growth in year 2000 with ongoing restructuring activity.

     The Japanese stock market was the best performer last year, boosted by a strong rise in the yen versus the dollar. The big turnaround came towards the end of the first quarter when the first signs of economic recovery emerged. In particular, the stock market was boosted by major inflows of overseas money. The strong yen, however, damaged profits in the export sector. Investors have focused on what could be described as "new Japan" stocks, mainly in the service and technology sectors. The Portfolio was initially underweighted in Japan, but increased this weighting significantly during the year, particularly in early March.

     In the Pacific, the strongest recoveries have been Korea and Singapore. In contrast, continued political turmoil in Indonesia placed a drag on stock market performance. The Portfolio remained underweighted in the region, which was a negative given the strong recovery. Overall, improving economic growth on a global basis should be positive for the pacific region and we will seek opportunities to increase the Portfolio's exposure during the coming fiscal year.

     Emerging markets benefited from improving global growth and performed well during the year. Foreign investors once again sought opportunities in these markets, as the fears of last year subsided. The Portfolio reduced its emerging market exposure during the period, but had significant holdings in Greece, which performed exceptionally well. In Latin America, the Portfolio was concentrated in Mexico and Brazil.

     The economic outlook for emerging markets is as good as it has been for some time, with steady growth and low inflation likely to continue. However, central banks are now more concerned regarding inflation, and interest rates may rise slightly from current levels. For the first time in some time, earnings growth outside the US may be higher and international stock markets are now beginning to perform much better following their long period of underperformance against US markets.

_____________________
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.

                                   --P-17--

                           Seligman Portfolios, Inc.

Annual Performance Overview

Seligman Large-Cap Growth Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                    Large-Cap Growth       Lipper Growth        Russell 1000
                        Portfolio          Funds Average        Growth Index
04/30/1999                 10000               10000               10000
05/31/1999                  9730                9812                9693
06/30/1999                 10420               10398               10372
07/31/1999                 10120               10131               10042
08/31/1999                 10270               10039               10205
09/30/1999                 10080                9877                9991
10/31/1999                 10470               10458               10745
11/30/1999                 10990               10921               11325
12/31/1999                 12160               11944               12502

     The Portfolio benefited during the first eight months of its operations by a very favorable environment for growth stocks. Technology stocks, in particular, enjoyed exceptionally positive performance. Despite the fact that the Portfolio was underweighted in this industry, the technology stocks in the Portfolio delivered very strong results and the sector made a positive impact on overall performance. The Portfolio was underweighted in health care during this time, which benefited overall performance since this sector was a poor performer.

     Since the Portfolio's inception, we have pursued large-capitalization companies, with particular emphasis on those with longer-term track records. In general, we are attracted to stocks with strong price-to-earnings growth rates looking two years ahead.

     We believe that the Portfolio is well positioned as we head into the new year. We anticipate increasing the Portfolio's technology weighting during the coming fiscal year, and believe that this industry will continue to be a high-growth area and a strong market performer. We plan to seek additional opportunities in companies that are positioned to benefit from the recoveries abroad, particularly in Japan.

Seligman Large-Cap Value Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                  Large Cap        Russell 1000        Russell 1000
Date           Value Portfolio     Value Index            Index            S&P 500
01-May-98            10000             10000               10000            10000
31-May-98             9990              9852                9784             9828
30-Jun-98             9920              9978               10146            10227
31-Jul-98             9550              9802               10024            10118
31-Aug-98             7980              8344                8526             8655
30-Sep-98             8050              8823                9100             9209
31-Oct-98             9000              9507                9819             9958
30-Nov-98             9940              9950               10427            10562
31-Dec-98             9974             10288               11091            11170
31-Jan-99             9933             10370               11487            11637
28-Feb-99             9716             10224               11123            11275
31-Mar-99            10046             10436               11549            11726
30-Apr-99            10862             11410               12032            12180
31-May-99            10862             11285               11772            11892
30-Jun-99            11089             11612               12372            12552
31-Jul-99            10635             11272               11995            12161
31-Aug-99            10284             10854               11882            12100
30-Sep-99             9427             10475               11555            11768
31-Oct-99             9933             11078               12332            12513
30-Nov-99             9778             10992               12649            12767
31-Dec-99             9698             11045               13412            13519

During the past fiscal year, the outsized performance of a small number of stocks within the S&P 500 carried the performance of the entire Index for the year. The stocks that did well were primarily large-capitalization growth and technology stocks. Seligman Large-Cap Value Portfolio had, and continues to have, very low exposure to the technology industry because we believe that the vast majority of these stocks do not represent good value. Stock prices for these companies continued to rise over the course of the year, despite often poor underlying fundamentals, including a consistent lack of earnings for many of these companies, and a continued rise in interest rates.

     Last year's market was, to a great extent, driven by momentum; a small number of stocks were being bought simply because their prices appeared to be on an upward trend. The rest of the market, and with it many attractively valued stocks, lagged behind. Despite the seemingly robust performance of the S&P 500, nearly half of the stocks in the Index posted negative returns for the year, with value-style stocks trailing growth-style stocks to an unprecedented degree.

     In the period under review, some of the Portfolio's individual stock holdings delivered poor results. These stocks, which were within the aerospace, office equipment, food, and packaging sectors, declined because of lower earnings expectations. In all these cases, we reduced, or completely eliminated, the Portfolio's exposure to these companies over the course of the fiscal year.

__________________
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.

                                   --P-18--

                           Seligman Portfolios, Inc.

     Despite a difficult 1999, we continue to favor the financial sector since we think that many of these companies remain good values, and we forecast a better operating environment for this industry in the year 2000. We believe that interest rates, whose upward trend was so detrimental to these stocks in 1999, will stabilize.

     During fiscal year 1999, we eliminated or reduced some positions that had done well either because we did not believe they continued to represent good value or because they had increased to a degree that they represented too large a percentage of the portfolio. We continually monitor the Portfolio to ensure that no single holding is excessively overweighted and that the Portfolio remains well diversified.

     We believe that value stocks will be recognized by the market in 2000, and believe that the overall economic environment bodes well for value stocks. We forecast a slowing US economy, but a strengthening international economy. Value companies tend to be economically sensitive and thus perform well within a growing global economy. In addition, a more sedate US economy may allow interest rates to decline, which would further benefit value stocks -- particularly financial stocks -- since they tend to do well when interest rates fall.

Seligman Small-Cap Value Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                    Small Cap      Russell 2000     Lipper S-Cap
  Date           Value Portfolio   Value Index        Fds Avg
01-May-98             10000            10000           10000
31-May-98              9500             9646            9447
30-Jun-98              9150             9592            9513
31-Jul-98              8460             8841            8840
31-Aug-98              6350             7456            7088
30-Sep-98              6420             7878            7505
31-Oct-98              6850             8112            7822
30-Nov-98              7290             8332            8330
31-Dec-98              8300             8593            8937
31-Jan-99              8652             8398            8957
28-Feb-99              8345             7824            8235
31-Mar-99              8856             7760            8380
30-Apr-99             10900             8469            8926
31-May-99             11002             8729            9105
30-Jun-99             11910             9045            9717
31-Jul-99             11865             8830            9648
31-Aug-99             10934             8508            9389
30-Sep-99             10548             8338            9422
31-Oct-99              9946             8171            9611
30-Nov-99             10684             8214           10374
31-Dec-99             11226             8466           11622

Seligman Small-Cap Value Portfolio was negatively impacted by last year's market environment, which overwhelmingly favored growth stocks over value stocks. Last year's market largely ignored fundamentals and was one of the most narrow on record. A small number of stocks, particularly in the technology sector, continued to experience price gains, while much of the market lagged behind. The Portfolio has very low exposure to technology because the vast majority of these stocks do not fit our value criteria. Stock prices for these companies continued to rise over the course of the year, despite often poor underlying fundamentals, including a consistent lack of earnings for many of these companies, and a continued rise in interest rates.

     During 1999, many companies within the Portfolio posted strong operating results, but this was not reflected in higher stock prices. One of the Portfolio's long-term holdings in specialty retail delivered poor stock-price performance during the period despite posting better-than-expected operating performance. This is a specific example of the market's lack of regard for fundamentals during this time. We continued to hold the stock because we believe that if a company continues to deliver strong results, the market will ultimately recognize the stock.

     The energy sector as a whole outperformed during the period. The Portfolio's overweighting in the sector, as well as the strong performances of individual energy stocks in the Portfolio, helped both absolute and relative performance. Financial stocks came under considerable pressure as a result of rising interest rates. These companies are among the most sensitive to interest-rate changes; they tend to perform poorly when interest rates go up, and perform well when interest rates decline. While the Portfolio did have significant exposure to financial stocks, the Portfolio was, fortunately, considerably underweighted in this sector versus its benchmark, the Russell 2000 Value Index.

     We are optimistic regarding the prospects for small-company value stocks during the coming fiscal year. We are convinced that it is only a matter of time before investors begin to pursue these relative bargains in the midst of a broader market that in some areas has become remarkably expensive. The Russell 2000 Value Index now has a dividend yield higher than that of the S&P 500. This is unprecedented. Small companies typically have higher earnings growth rates, but lower dividend yields. Currently, small companies are offering higher current yields in addition to higher growth rates. We believe that these strong underlying fundamentals, in addition to attractive valuations, will ultimately be recognized by the market.

__________________
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. +Performance data quoted represent past performance and assume that all dividends and distributions are invested in additional shares.

                                   --P-19--

                           Seligman Portfolios, Inc.

Portfolios of Investments

SELIGMAN BOND PORTFOLIO

                                                            Principal
                                                              Amount     Value
                                                            ---------  -----------
CORPORATE BONDS -- 52.6%
Allstate
   7.20%, 12/1/2009....................................     $  75,000  $    72,959
American Home Products
   7.90%, 2/15/2005....................................        75,000       77,043
Associates Corporation
   of North America
   5 3/44%, 11/1/2003..................................       250,000      238,231
AT&T (Canada)
   7.65%, 9/15/2006....................................        50,000       49,846
Bank of New York
   7.30%, 12/1/2009....................................        75,000       73,607
Boston Scientific
   6 5/8%, 3/15/2005...................................       100,000       92,251
Cardinal Health
   6 1/4%, 7/15/2008...................................       100,000       91,071
CSC Holdings
   7 1/4%, 7/15/2008...................................        50,000       47,625
Dana
   6 1/2%, 3/1/2009....................................       100,000       91,129
Deere
   6.55%, 7/15/2004....................................        40,000       38,905
Dell Computer
   6.55%, 4/15/2008....................................       200,000      187,688
Delta Air Lines
   7.70%, 12/15/2005...................................        75,000       73,847
Dime Bancorp
   7%, 7/25/2001.......................................        50,000       49,322
First Data
   5.80%, 12/15/2008...................................       100,000       88,195
First USA Bank
   6 1/8%, 6/25/2001...................................       100,000       99,076
Ford Motor Credit
   5.80%, 1/12/2009....................................       100,000       88,900
Guidant, 6.15%, 2/15/2006..............................       100,000       92,364
Heller Financial
   6 1/2%, 7/22/2002...................................        75,000       73,652
Household Finance
   6%, 5/1/2004........................................       100,000       95,042
Lyondell Chemical
   9 5/8%, 5/1/2007....................................       100,000      102,750
Nordstrom
   5 5/8%, 1/15/2009...................................        40,000       34,767
Philip Morris
   7 1/8%, 8/15/2002...................................       200,000      196,877

CORPORATE BONDS (continued)
Qwest Communications
   0% (9.47%++), 10/15/2007............................     $  50,000  $    40,750
Staples
   7 1/8%, 8/15/2007...................................        75,000       71,541
Textron
   6 3/8%, 7/15/2004...................................        60,000       57,931
Time Warner
   9 1/8%, 1/15/2013...................................       200,000      219,841
US West Communications
   7.20%, 11/1/2004....................................        75,000       74,633
Wal-Mart Stores
   6.55%, 8/10/2004....................................        85,000       83,675
                                                                       -----------
 Total Corporate Bonds
    (Cost $2,712,814)..................................                  2,603,518
                                                                       -----------
 US GOVERNMENT AND
 GOVERNMENT AGENCY
 SECURITIES -- 21.7%
 Federal Home Loan Bank
    5 1/8%, 4/17/2001..................................       100,000       98,420
 US Treasury Bonds
    8 3/4%, 5/15/2020..................................       300,000      363,188
    7 1/4%, 8/15/2022..................................       200,000      210,938
US Treasury Notes
   6 1/4%, 6/30/2002...................................       200,000      199,938
   6 5/8%, 5/15/2007...................................       200,000      200,875
                                                                       -----------
Total US Government and
   Government Agency Securities
   (Cost $1,101,339)...................................                  1,073,359
                                                                       -----------
MORTGAGE-BACKED
SECURITIES+ -- 17.1%
FHLMCGOLD 6%, 11/1/2010................................        80,329       77,502
FNMA:
   6 1/2%, 4/29/2009...................................       160,000      150,166
   6%, 12/1/2028.......................................       190,343      174,323
Government National Mortgage
   Association:
   6 1/2%, 12/15/2028..................................       285,753      268,518
   6%, 12/20/2028......................................       192,124      174,455
                                                                       -----------

____________
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
++ Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.

See Notes to Financial Statements.

                                   --P-20--

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------

SELIGMAN BOND PORTFOLIO (continued)

                                                              December 31, 1999
                                                            ----------------------
                                                            Principal
                                                              Amount     Value
                                                            ---------  -----------
Total Mortgage-Backed
   Securities
   (Cost $895,908).......................................              $   844,964
                                                                       -----------
ASSET-BACKED
SECURITIES+ -- 3.4%
Peco Energy Transition Trust
   6.05%, 3/1/2009.......................................   $ 100,000       93,460
PP&L Transition
   6.83%, 3/25/2007......................................      75,000       74,598
                                                                       -----------
Total Asset-Backed Securities
   (Cost $174,857).......................................                  168,058
                                                                       -----------

                                                            Principal
                                                              Amount     Value
                                                            ---------  -----------
REPURCHASE
AGREEMENTS -- 10.1% (Cost $500,000)
State Street Bank & Trust
 3-1/2%, dated 12/31/99,
 maturing 1/3/2000, collateralized by:
 $485,000 US Treasury Notes 7-1/2%, 2/15/2005,
 with a fair market value of $520,163 ...................   $ 500,000  $   500,000
                                                                       -----------
Total Investments -- 104.9%
 (Cost $5,384,888) ......................................                5,189,899

Other Assets
 Less Liabilities -- (4.9)%..............................                 (242,751)
                                                                       -----------
Net Assets -- 100.00%....................................              $ 4,947,148
                                                                       ===========

--------------------------------------------------------------------------------

                          SELIGMAN CAPITAL PORTFOLIO

                                                             Shares       Value
                                                            --------   -----------
COMMON STOCKS -- 95.5%
BASIC MATERIALS -- 2.7%
Nucor....................................................      8,200   $   449,463
Praxair..................................................      5,700       286,781
                                                                       -----------
                                                                           736,244
                                                                       -----------
CAPITAL GOODS -- 11.1%
American Power Conversion*...............................     16,400       432,038
Avery Dennison...........................................      7,300       531,987
Cintas...................................................      8,900       472,534
Corning..................................................      4,200       541,538
Molex....................................................      5,700       322,941
Symbol Technologies......................................     12,100       769,106
                                                                       -----------
                                                                         3,070,144
                                                                       -----------
CONSUMER CYCLICALS -- 17.7%
BJ's Wholesale Club*.....................................      6,600       240,900
Circuit City Stores--Circuit
 City Group................ .............................     13,000       585,812
Danaher..................................................      3,300       159,225

                                                             Shares       Value
                                                            --------   -----------
CONSUMER CYCLICALS
(continued)
DoubleClick*.............................................      1,500   $   379,922
Fastenal.................................................      7,000       314,781
Fluor....................................................      7,200       330,300
Gentex*..................................................     16,400       457,150
Harley-Davidson..........................................      7,000       448,438
Interpublic Group of Companies...........................      4,200       242,287
Limited..................................................     13,400       580,388
Reader's Digest Association..............................     10,600       310,050
Royal Caribbean Cruises..................................      8,600       424,088
Williams-Sonoma*.........................................      4,500       207,000
Young & Rubicam..........................................      2,800       198,100
                                                                       -----------
                                                                         4,878,441
                                                                       -----------
CONSUMER STAPLES -- 2.1%
Clorox...................................................      5,300       266,987
Newell Rubbermaid........................................     10,400       301,600
                                                                       -----------
                                                                           568,587
                                                                       -----------

___________
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
* Non-income producing security.
See Notes to Financial Statements.

                                   --P.21--

                           Seligman Portfolios, Inc.

SELIGMAN CAPITAL PORTFOLIO (continued)

                                                    Shares            Value
                                                  -----------      ------------
ELECTRONIC
TECHNOLOGY -- 16.4%
Applied Micro Circuits*..........................       1,100      $    140,113
Broadcom (Class A)*..............................       1,900           517,453
Ciena*...........................................       9,000           517,781
Finisar*.........................................       3,400           304,300
Foundry Networks*................................       1,100           331,787
Gateway*.........................................       3,500           252,219
JDS Uniphase*....................................       4,400           709,775
Maxim Integrated Products*.......................       2,900           136,753
Network Appliances*..............................       1,400           116,244
PMC-Sierra* (Canada).............................       1,300           208,366
VERITAS Software*................................       3,000           429,281
Vitesse Semiconductor*...........................       8,400           440,213
Xilinx*..........................................       9,400           427,406
                                                                   ------------
                                                                      4,531,691
                                                                   ------------
ENERGY -- 2.4%
EOG Resources....................................      12,000           210,750
Weatherford International*.......................      11,400           455,287
                                                                   ------------
                                                                        666,037
                                                                   ------------
FINANCIAL SERVICES -- 6.6%
ACE..............................................      15,300           255,319
AFLAC............................................       8,600           405,812
Allied Capital...................................      13,400           244,969
Capital One Financial............................       4,600           221,662
Concord*.........................................      16,500           424,359
SouthTrust.......................................       6,950           262,580
                                                                   ------------
                                                                      1,814,701
                                                                   ------------
HEALTH CARE -- 10.5%
ALZA*............................................       8,200           283,925
Biogen*..........................................       4,800           405,450
Biomet...........................................       3,900           155,878
Elan*............................................      15,300           451,350
Forest Laboratories*.............................       6,600           405,488
Guidant*.........................................       5,400           253,800
IMS Health.......................................       3,900           106,031
PE Biosystems Group..............................       2,900           348,906
Quintiles Transnational*.........................      11,000           205,219
Watson Pharmaceutical*...........................       7,800           279,337
                                                                   ------------
                                                                      2,895,384
                                                                   ------------
TECHNOLOGY
Services -- 22.6%
Ariba*...........................................       1,700           301,219
BMC Software*....................................       5,500           439,484

                                                    Shares
                                                   Principal
                                                    Amount            Value
                                                  -----------      ------------
TECHNOLOGY
SERVICES (continued)
Cadence Design Systems*..........................      31,200 shs. $   748,800
Commerce One*....................................       1,000          196,781
Compuware*.......................................      13,500          502,453
CSG Systems International*.......................       5,800          229,463
Fiserv*..........................................       4,500          172,125
I2 Technologies*.................................       1,300          253,256
ISS Group*.......................................      12,800          909,600
NBC Internet (Class A)*..........................       5,100          393,975
Rational Software*...............................       7,600          374,063
Siebel Systems*..................................       7,300          614,113
Software.com*....................................       3,200          305,800
VeriSign*........................................       1,600          305,700
Vignette*........................................       2,900          472,609
                                                                   -----------
                                                                     6,219,441
                                                                   -----------
UTILITIES -- 3.4%
AES..............................................      12,700          949,325
                                                                   -----------
Total Common Stocks
 (Cost $17,608,795)..............................                   26,329,995
                                                                   -----------

REPURCHASE
AGREEMENTS -- 7.6%
 (Cost $2,100,000)
State Street Bank & Trust,
 3-1/2%, dated 12/31/99,
 maturing 1/3/2000,
 collateralized by:
 $2,020,000 US Treasury
 Notes 7-1/2%, 2/15/2005,
 with a fair market value of
 $2,166,450 ..................................... $ 2,100,000         2,100,000
                                                                   ------------
Total Investments -- 103.1%
 (Cost $19,708,795)..............................                    28,429,995

Other Assets Less
 Liabilities-- (3.1)%............................                      (844,202)
                                                                   ------------
Net Assets-- 100.0%..............................                  $ 27,585,793
                                                                   ============

____________
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-22--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                           December 31, 1999
--------------------------------------------------------------------------------

SELIGMAN CASH MANAGEMENT PORTFOLIO

                                          Annualized
                                           Yield on      Principal
                                        Purchase Date     Amount      Value
                                        --------------  ----------  ----------
US GOVERNMENT AND GOVERNMENT AGENCY
SECURITIES -- 42.4%
US GOVERNMENT SECURITIES -- 25.5%
US Treasury Bills,
 1/13/2000............................       5.37%      $1,000,000  $  998,234
 1/20/2000............................       5.30        1,500,000   1,497,385
 1/20/2000............................       5.03        1,000,000     997,382
 1/27/2000............................       4.92        1,000,000     996,497
                                                                    ----------
Total US Government  Securities
 (Cost $4,489,498)....................                               4,489,498
                                                                    ----------
US GOVERNMENT AGENCY
 SECURITIES -- 16.9%
Farm Credit Bank
 5.52%, 1/20/2000.....................       5.60          700,000     697,961
Federal Home Loan
 Bank 5-1/2%,
 2/1/2000.............................       5.58          800,000     796,211
Federal Home Loan
 Mortgage 5.61%,
 2/28/2000............................       5.69          700,000     693,673
Federal National Mortgage
 Association, 5.47%,
 1/24/2000............................       5.55          800,000     797,204
                                                                    ----------
Total US Government
 Agency Securities
 (Cost $2,985,049)....................                               2,985,049
                                                                    ----------
Total US Government and Government
 Agency Securities
 (Cost $7,474,547)....................                               7,474,547
                                                                    ----------
COMMERCIAL PAPER -- 30.6%
American Express
 Credit, 1/10/2000....................       5.74          800,000     798,868
American General
 Finance, 1/19/2000...................       5.63          800,000     797,780

                                          Annualized
                                           Yield on      Principal
                                        Purchase Date     Amount      Value
                                        --------------  ----------  ----------
COMMERCIAL PAPER (continued)
Associates Corp. of North America,
 2/9/2000.............................       5.98%      $  700,000  $  695,526
Ford Motor Credit,
 1/24/2000............................       5.84          900,000     896,688
General Electric Capital,
 1/26/2000............................       6.25          700,000     697,005
John Deere Capital,
 1/12/2000............................       5.83          800,000     798,594
Norwest Financial,
 2/14/2000............................       6.29          700,000     694,696
                                                                    ----------
Total Commercial Paper
 (Cost $5,379,157) ...................                               5,379,157
                                                                    ----------
REPURCHASE AGREEMENTS -- 21.6%
 (Cost $3,800,000) State
 Street Bank & Trust,
 3-1/2%, dated 12/31/99,
 maturing 1/3/2000
 collateralized by:
 $3,650,000 US Treasury
 Notes 7-1/2%, 2/15/2005,
 with fair market value of
 $3,914,625...........................       3.55        3,800,000    3,800,000
                                                                    -----------

Total Investments -- 94.6%
 (Cost $16,653,704)...................                               16,653,704

Other Assets Less
 Liabilities-- 5.4%...................                                  957,677
                                                                    -----------
Net Assets-- 100.0%...................                              $17,611,381
                                                                    ===========

_____________________
See Notes to Financial Statements.

                                   --P-23--

                           Seligman Portfolios, Inc.
-----------------------------------------------------------
Portfolios of Investments (continued)
-----------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO

                                                     Shares      Value
                                                    --------    -------
COMMON STOCKS -- 97.6%
AEROSPACE -- 0.5%
General Dynamics...................................   4,700    $  247,925
                                                               ----------
AUTOMOTIVE
AND RELATED -- 2.4%
DaimlerChrysler....................................   7,099       555,497
Ford Motor.........................................  11,300       603,844
                                                               ----------
                                                                1,159,341
                                                               ----------
CHEMICALS -- 1.1%
duPont (E.I.) de Nemours...........................   7,800       513,825
                                                               ----------
COMMUNICATIONS -- 7.9%
AT&T...............................................  21,600     1,096,200
GTE................................................  11,100       783,244
MCI WorldCom*......................................  14,700       779,559
SBC Communications.................................  21,928     1,068,990
                                                               ----------
                                                                3,727,993
                                                               ----------
COMMUNICATIONS
EQUIPMENT -- 2.6%
Lucent Technologies................................   9,500       710,719
Nortel Networks....................................   5,100       515,100
                                                               ----------
                                                                1,225,819
                                                               ----------
COMPUTER AND
BUSINESS SERVICES -- 19.7%
America Online*....................................   5,800       437,538
Applied Materials*.................................   8,500     1,076,578
Cisco Systems*.....................................  10,900     1,167,322
Dell Computer*.....................................  10,200       519,881
Electronic Data Systems............................  15,800     1,057,612
Hewlett-Packard....................................   4,300       489,931
Intel..............................................  15,300     1,258,903
International Business Machines....................   8,600       928,800
Microsoft*.........................................  18,800     2,194,313
Xerox..............................................   8,300       188,306
                                                               ----------
                                                                9,319,184
                                                               ----------
CONSUMER GOODS AND
SERVICES -- 12.0%
Anheuser-Busch.....................................   7,300       517,387
Bestfoods..........................................  12,100       636,006
Clorox.............................................  13,600       685,100
Coca-Cola..........................................   7,800       454,350
ConAgra............................................  19,700       444,481

                                                     Shares       Value
                                                    --------     -------
CONSUMER GOODS AND
SERVICES (continued)
Gillette...........................................  13,300    $  547,794
PepsiCo............................................  18,900       666,225
Philip Morris......................................  17,400       403,463
Procter & Gamble...................................   7,200       788,850
Sara Lee...........................................  23,400       516,263
                                                               ----------
                                                                5,659,919
                                                               ----------
DRUGS AND
HEALTH CARE -- 9.2%
Abbott Laboratories................................  13,100       475,69
American Home Products.............................  15,600       615,225
Baxter International...............................   8,000       502,500
Bristol-Myers Squibb...............................   8,200       526,338
Johnson & Johnson..................................   8,400       782,250
Merck..............................................  10,600       710,862
Pfizer.............................................  10,400       337,350
Schering-Plough....................................   9,900       417,656
                                                               ----------
                                                                4,367,875
                                                               ----------
ELECTRIC AND GAS
UTILITIES -- 2.7%
Unicom.............................................  13,800       462,300
Williams Companies (The)...........................  26,900       822,131
                                                               ----------
                                                                1,284,431
                                                               ----------
ELECTRIC EQUIPMENT -- 4.8%
General Electric...................................  12,100     1,872,475
Honeywell International............................   7,300       421,119
                                                               ----------
                                                                2,293,594
                                                               ----------
ELECTRONICS -- 2.0%
Agilent Technologies*..............................   7,000       541,187
Raytheon (Class B)*................................  15,100       401,094
                                                               ----------
                                                                  942,281
                                                               ----------
ENERGY -- 7.1%
BP Amoco (ADRs)
 (United Kingdom)..................................  12,500       741,406
Exxon Mobil........................................  15,200     1,224,550
Royal Dutch Petroleum
 (Netherlands).....................................  12,700       767,556
Schlumberger.......................................   9,800       551,250
Transocean Sedco Forex.............................   1,901        64,047
                                                               ----------
                                                                3,348,809
                                                               ----------

_______________
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-24--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                              December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO (continued)

                                                     Shares        Value
                                                    --------      -------
FINANCE AND
INSURANCE -- 15.2%
American General...................................   12,000   $   910,500
American International Group ......................    7,000       756,875
Bank of America....................................   18,339       920,389
Bank of New York...................................   25,900     1,036,000
Chubb..............................................    7,400       416,713
Citigroup..........................................   17,500       972,344
Fannie Mae.........................................    8,600       536,962
Mellon Bank........................................   18,000       613,125
Merrill Lynch......................................    6,700       559,450
Morgan (J.P.)......................................    3,700       468,512
                                                               -----------
                                                                 7,190,870
                                                               -----------
MACHINERY AND
INDUSTRIAL EQUIPMENT -- 3.1%
United Technologies................................   22,400     1,456,000
                                                               -----------
OFFICE EQUIPMENT -- 0.9%
Pitney Bowes.......................................    9,000       434,813
                                                               -----------
PAPER AND FOREST
PRODUCTS -- 1.2%
 Mead..............................................   12,900       560,344
                                                               -----------
PUBLISHING -- 0.8%
Gannett............................................    4,700   $   383,344
                                                               -----------
RETAIL TRADE -- 4.2%
May Department Stores..............................   14,350       462,786
Wal-Mart Stores....................................   22,000     1,520,750
                                                               -----------
                                                                 1,983,536
                                                               -----------
TRANSPORTATION -- 0.2%
United Parcel Service
   (Class B).......................................    1,100        75,900
                                                               -----------

Total Common Stocks
 (Cost $34,872,757) ...............................             46,175,803

REPURCHASE
AGREEMENTS -- 1.1%
 (Cost $500,000) ..................................                500,000
                                                               -----------
Total Investments -- 98.7%
 (Cost $35,372,757) ...............................             46,675,803

Other Assets
 Less Liabilities-- 1.3% ..........................                626,918
                                                               -----------

Net Assets-- 100.0%................................            $47,302,721
                                                               ===========

--------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO


                                                     Shares       Value
                                                    --------     -------
COMMON STOCKS -- 95.0%
COMMUNICATIONS
INFRASTRUCTURE -- 3.1%
Aspect Communications*.............................   30,400   $1,189,400
Cisco Systems*.....................................   15,400    1,649,244
Gilat Satellite Networks*
   (Israel)........................................   13,200    1,565,850
Harris.............................................   20,900      557,769
Oak Industries*....................................   16,300    1,729,838
                                                               ----------
                                                                6,692,101
                                                               ----------
COMMUNICATIONS
SERVICES -- 3.2%
AT&T--Liberty Media Group
   (Class A).......................................   45,900    2,604,825
CenturyTel.........................................   20,600      975,925
Global Crossing (Bermuda)*.........................   10,100      504,684
                                                     Shares       Value
                                                    --------     -------
COMMUNICATIONS
SERVICES (continued)
ICG Communications*................................   30,400   $  569,050
Infonet Services*..................................   14,000      367,500
Intermedia Communications*.........................   10,200      395,250
MCI WorldCom*......................................   15,450      819,333
Pacific Gateway Exchange*..........................   13,100      223,109
Qwest Communications International*................   10,300      442,578
                                                               ----------
                                                                6,902,254
                                                               ----------
COMPUTER AND
BUSINESS SERVICES -- 4.1%
Amdocs*............................................   20,600      710,700

_________________
* Non-income producing security.
See Notes to Financial Statements

                                   --P-25--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                               Shares      Value
                                             ----------  ----------
COMPUTER AND
BUSINESS SERVICES (continued)
CSG Systems International*.................      41,100  $1,626,019
First Data*................................      20,200     996,113
Galileo International......................      53,400   1,598,663
Mastech*...................................      11,300     280,028
Modis Professional Services*...............      39,900     568,575
Navigant Consulting*.......................      61,000     663,375
SunGard Data Systems*......................      97,600   2,318,000
                                                         ----------
                                                          8,761,473
                                                         ----------
COMPUTER HARDWARE/
PERIPHERALS -- 11.7%
Adaptec*...................................      67,300   3,354,484
American Power Conversion* ................     171,300   4,512,684
Apex*......................................      38,700   1,252,913
Comdisco...................................      26,700     994,575
Creative Technology
 (Singapore) ..............................     159,900   2,743,284
Electronics for Imaging*...................      97,600   5,721,800
Lanier Worldwide*..........................      20,900      80,987
Lexmark International
 Group (Class A)*                                29,300   2,651,650
Pitney Bowes...............................      24,300   1,173,994
Xircom*....................................      35,100   2,632,500
                                                         ----------
                                                         25,118,871
                                                         ----------
COMPUTER SOFTWARE -- 24.0%
3DO*.......................................      64,500     587,555
Activision*................................      28,000     430,500
Acclaim Entertainment*.....................      65,100     335,672
Autodesk...................................      59,000   1,989,406
BMC Software*..............................      15,300   1,222,566
Check Point Software
 Technologies* (Israel)....................      37,800   7,512,750
Citrix Systems*............................       8,100     996,047
Computer Associates
 International.............................      25,200   1,762,425
Compuware* ................................     106,600   3,967,519
Electronic Arts*...........................      10,100     849,031
Entrust Technologies*......................      16,300     976,472
HNC Software*..............................      10,100   1,070,284
Macromedia*................................      20,400   1,491,750
Microsoft*.................................      66,900   7,808,484
Parametric Technology* ....................     167,800   4,535,844
Peregrine Systems*.........................       8,100     681,159
Rational Software*.........................      50,900   2,505,234
Symantec*..................................      71,000   4,169,031

                                               Shares      Value
                                             ----------  ----------
COMPUTER SOFTWARE
(continued)
Synopsys*..................................      96,400  $6,419,637
Tecnomatix Technologies*
 (Israel)..................................      12,300     350,550
Visio*.....................................      35,000   1,662,500
                                                         ----------
                                                         51,324,416
                                                         ----------
CONTRACT MANUFACTURING/
CIRCUIT BOARDS -- 3.4%
DII Group*.................................      30,600   2,171,644
Hadco*.....................................      26,500   1,351,500
SCI Systems*...............................      46,600   3,829,938
                                                         ----------
                                                          7,353,082
                                                         ----------
ELECTRONICS CAPITAL
EQUIPMENT -- 11.8%
Applied Materials*.........................      18,300   2,317,809
Asyst Technologies*........................      13,200     865,013
Cognex*....................................      51,800   2,018,581
Credence Systems*..........................      28,400   2,450,388
Electro Scientific Industries* ............      28,200   2,053,313
KLA Tencor*................................      12,100   1,347,259
Lam Research*..............................      10,300   1,149,738
Novellus Systems*..........................      46,100   5,648,691
Orbotech* (Israel).........................      37,350   2,901,628
Sensormatic................................      41,100     716,681
Teradyne*..................................      57,600   3,801,600
                                                         ----------
                                                         25,270,701
                                                         ----------
INTERNET/ONLINE -- 1.5%
AppNet Systems*............................      21,500     939,953
iXL Enterprises*...........................      18,700   1,035,513
PSINet*....................................       8,300     513,303
Ziff-Davis*................................      48,200     762,162
                                                         ----------
                                                          3,250,931
                                                         ----------
MEDIA -- 14.8%
Ackerley Group.............................      19,900     360,688
Adelphia Communications
 (Class A)*................................      22,500   1,475,859
AMFM* .....................................     122,500   9,585,625
Cablevision Systems
 (Class A)*................................      20,500   1,547,750
CBS*.......................................      67,100   4,290,206
Charter Communications*....................      91,800   2,008,125
Clear Channel Communications*..............       9,200     821,100

_____________
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-26--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                              December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)


                                                  Shares            Value
                                                -----------      -----------
MEDIA (continued)
Echostar Communications
   (Class A)...................................     18,300       $ 1,781,962
Fox Entertainment Group
   (Class A)*..................................     61,100         1,523,681
Infinity Broadcasting
   (Class A)*..................................     68,275         2,470,702
MediaOne Group*................................     45,400         3,487,288
Rogers Communications*
   (Canada)....................................     31,400           777,150
USA Networks*..................................     24,800         1,369,425
Ziff-Davis-ZDNet*..............................      3,900            81,900
                                                                 -----------
                                                                  31,581,461
                                                                 -----------
SEMICONDUCTORS -- 17.4%
Advanced Micro Devices*........................     50,400         1,458,450
Amkor Technology* .............................    185,100         5,205,938
Analog Devices*................................      8,000           744,000
Atmel*.........................................     40,000         1,183,750
Avnet..........................................     10,600           641,300
C-Cube Microsystems*...........................     74,100         4,635,881
Cypress Semiconductor*.........................     30,000           971,250
Dallas Semiconductor...........................     28,000         1,804,250
Fairchild Semiconductor
   International*..............................     18,800           559,300
Integrated Device Technology*..................     50,700         1,468,716
Intel..........................................     40,300         3,315,934
Lattice Semiconductor*.........................     94,500         4,473,984
Linear Technology..............................     20,100         1,438,406
                                                  Shares or
                                                  Principal
                                                   Shares           Value
                                                  ---------      ----------
SEMICONDUCTORS (continued)
Maxim Integrated Products*.....................     24,200 shs.  $ 1,141,181
Microchip Technology*..........................     45,200         3,100,438
Micron Technology*.............................     40,100         3,117,775
National Semiconductor*........................     30,100         1,288,656
Xilinx*........................................     12,400           563,812
                                                                 -----------
                                                                  37,113,021
                                                                 -----------
Total Common Stocks
 (Cost $131,048,415) ..........................                  203,368,311
                                                                ------------
CORPORATE BONDS -- 0.1%
 (Cost $190,000) ..............................                  $   190,000

COMPUTER SOFTWARE -- 0.1%
Activision 63 1/44%, 1/1/2005+.................                      189,050
                                                                ------------
REPURCHASE
AGREEMENTS -- 4.6%
 (Cost $9,800,000) ............................                    9,800,000
                                                                ------------
Total Investments -- 99.7%
 (Cost $141,038,415) ..........................                  213,357,361

Other Assets Less
 Liabilities-- 0.3% ...........................                      603,888
                                                                ------------

Net Assets-- 100.0%............................                 $213,961,249
                                                                ============

--------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO

                                                  Shares            Value
                                                -----------      -----------
COMMON STOCKS -- 103.1%
ADVERTISING -- 2.8%
DoubleClick*..................................       2,255      $    571,149
Mediaplex.....................................       2,200           137,500
                                                    ------      ------------
                                                                     708,649
                                                                ------------
BUSINESS GOODS
AND SERVICES -- 20.0%
Acxion*.......................................       6,800           163,413
Affiliated Computer
 Services (Class A)*..........................       4,400           202,400

                                                  Shares            Value
                                                -----------      -----------
BUSINESS GOODS
AND SERVICES (continued)
Applied Graphics Technologies*................      13,500      $    116,016
Copart*.......................................       5,700           246,881
CoStar Group*.................................       8,460           302,974
Creo Products* (Canada).......................       2,300            88,334
CSG Systems International*....................      10,100           399,581
FirstService* (Canada)........................      17,200           237,575
Harris Interactive............................       6,600            86,419
Indus International*..........................      21,300           258,263
Metamor Worldwide*............................       9,800           286,038

________________
* Non-income producing security.
+ Rule 144A security.

See Notes to Financial Statements.

                                   --P-27--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)

                                              Shares          Value
                                             --------        --------
BUSINESS GOODS
AND SERVICES (continued)
Modis Professional Services* ...............   32,000       $  456,000
NOVA* ......................................   23,033          726,979
Personnel Group of America* ................   23,800          240,975
PROVANT* ...................................   19,770          495,485
U.S. Foodservice* ..........................   33,100          554,425
Wilmar Industries* .........................   16,600          287,387
                                                            ----------
                                                             5,149,145
                                                            ----------

CAPITAL GOODS -- 2.3%
Microchip Technology*.......................    5,600          384,125
UCAR International* ........................   12,400          220,875
                                                            ----------
                                                               605,000
                                                            ----------
COMPUTER HARDWARE -- 1.3%
Apex* ......................................   10,700          346,413
                                                            ----------
COMPUTER SOFTWARE
and Services -- 20.6%
Answerthink Consulting Group................    2,500           86,406
Aspect Development..........................    5,100          349,988
Avant!* ....................................   16,500          248,016
CareInsite*.................................    2,400          193,275
CBT Group (ADRs)* (Ireland).................    7,100          238,294
Egreetings Network..........................    2,600           26,406
Engage Technologies*........................    6,600          397,650
Inso*.......................................    4,600          148,638
ISS Group*..................................    5,800          412,163
JDA Software Group..........................    7,000          113,750
Keane.......................................    3,200          101,600
Medicalogic.................................    2,500           52,890
National Instruments* ......................   12,000          461,625
Netscout Systems............................    3,200           99,600
Sciquest.com................................    2,700          215,663
Structural Dynamics Research* ..............   15,500          198,109
SunGard Data Systems*.......................    9,600          228,000
THQ*........................................    4,650          108,112
Transaction Systems
   Architects (Class A)* ...................   13,000          364,406
Unigraphics Solutions (Class A).............    9,800          264,600
VerticalNet*................................    1,500          245,297
Visio.......................................    7,900          375,250
Visual Networks.............................    2,100          166,162
Xpedior.....................................    7,300          210,103
                                                            ----------
                                                             5,306,003
                                                            ----------
                                              Shares          Value
                                             --------        -------
CONSULTING SERVICES -- 3.8%
Corporate Executive Board*..................    2,900       $  161,856
Forrester Research*.........................    2,900          199,194
Primark*....................................    8,300          230,844
Professional Detailing*.....................   12,900          386,597
                                                            ----------
                                                               978,491
                                                            ----------
CONSUMER GOODS
AND SERVICES -- 4.5%
Carey International*........................   10,400          255,125
MemberWorks*................................   16,700          553,709
Pre-Paid Legal Services*....................    6,500          156,000
Profit Recovery Group
   International*...........................    3,900          103,472
SITEL*......................................    9,800           68,600
TeleSpectrum Worldwide*.....................    4,400           30,937
                                                            ----------
                                                             1,167,843
                                                            ----------
DRUGS AND HEALTH
CARE -- 12.0%
Affymetrix*.................................    1,200          203,588
Alpharma (Class A)*.........................    5,600          172,200
Barr Laboratories*..........................    6,800          213,350
Cytyc.......................................    1,300           79,503
Dura Pharmaceuticals*.......................   14,300          199,753
Hanger Orthopedic Group*....................   11,700          117,000
Noven Pharmaceuticals*......................    5,600          101,850
Omnicare....................................   16,500          198,000
Priority Healthcare (Class B)*..............    3,000           86,906
Province Healthcare*........................   17,100          328,641
QLT Phototherapeutics.......................    2,600          152,425
Renex*......................................   15,200          141,075
Schein Pharmaceutical*......................    6,800           82,450
Teva Pharmaceutical
   Industries (ADRs) (Israel)...............   10,100          723,097
Total Renal Care Holdings*..................   32,800          219,350
Triangle Pharmaceuticals*...................    5,700           72,853
                                                            ----------
                                                             3,092,041
                                                            ----------
ELECTRONICS -- 12.7%
Anadigics...................................    1,400           66,194
Applied Micro Circuits*.....................      700           89,163
AVX.........................................    9,700          484,394
Burr-Brown*.................................   24,075          868,205
Cognex*.....................................    9,600          374,100

__________________
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-28--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                    December 31, 1999
--------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)

                                                    Shares       Value
                                                    ------       -----
ELECTRONICS (continued)
Exar*.............................................   3,200     $  188,600
General Semiconductor*............................  27,800        394,412
Hadco*............................................   3,800        193,800
Orbotech* (Israel)................................   2,400        186,450
Photon Dynamics*..................................   3,800        146,775
PMC-Sierra* (Canada)..............................   1,400        224,393
Veeco Instruments*................................     800         37,425
                                                               ----------
                                                                3,253,911
                                                               ----------
ENERGY -- 2.4%
Barrett Resources*................................   3,400        100,088
Cabot Oil & Gas (Class A).........................  13,700        220,056
Pride International*..............................   7,700        112,612
Santa Fe Snyder*..................................  21,600        172,800
                                                               ----------
                                                                  605,556
                                                               ----------
ENVIRONMENTAL
MANAGEMENT -- 0.1%............
Waste Connections*................................   1,500         21,516
                                                               ----------

FINANCIAL SERVICES -- 3.3%
Affiliated Managers Group*........................   9,600        388,200
Insignia Financial Group*.........................  15,666        136,098
Metris Companies..................................   8,800        314,050
                                                               ----------
                                                                  838,348
                                                               ----------
INDUSTRIAL GOODS
AND SERVICES -- 0.6%
United Rentals*...................................   9,200        157,550
                                                               ----------
LEISURE AND
ENTERTAINMENT -- 2.7%
Premier Parks*....................................  23,800        687,225
                                                               ----------
MEDIA AND
BROADCASTING -- 2.9%
Insight Communications
   (Class A)*.....................................   5,800        172,188
Pegasus Communications*...........................   3,300        319,688
SBS Broadcasting*
   (Luxembourg)...................................   5,200        253,337
                                                               ----------
                                                                  745,213
                                                               ----------
                                                    Shares        Value
                                                    ------        -----
MEDICAL PRODUCTS
AND TECHNOLOGY -- 2.2%
Maxygen...........................................   2,500     $   178,438
PSS World Medical.................................  39,800         378,100
                                                               -----------
                                                                   556,538
                                                               -----------
SCHOOLS -- 2.9%
Career Education*.................................   6,600         242,963
DeVRY*............................................   5,700         106,163
ITT Educational Services*.........................  13,700         211,494
Learning Tree International*......................   6,200         173,405
                                                               -----------
                                                                   734,025
                                                               -----------
SEMICONDUCTORS -- 0.9%
Caliper Technologies..............................   3,300         220,068
                                                               -----------

TELECOMMUNICATIONS -- 4.1%
Concord Communications*...........................   2,300         102,709
Copper Mountain Networks..........................   2,800         136,150
Illuminet Holdings................................   2,400         131,925
Inet Technologies.................................   3,100         217,581
Network Access Solutions..........................   4,600         149,500
Tekelec*..........................................  10,100         226,303
TranSwitch*.......................................   1,400         101,588
                                                               -----------
                                                                 1,065,756
                                                               -----------
TRANSPORTATION -- 1.0%
Expeditors International
   of Washington..................................   4,000         174,500
Forward Air*......................................   1,850          80,186
                                                               -----------
                                                                   254,686
                                                               -----------
Total Investments -- 103.1%
   (Cost $21,094,844) ............................              26,493,977

Other Assets
   Less Liabilities-- (3.1)% .....................                (788,143)
                                                               -----------

Net Assets-- 100.0%...............................             $25,705,834
                                                               ===========

__________________
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-29--

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN GLOBAL GROWTH PORTFOLIO

                                                Shares         Value
                                                ------         -----
COMMON STOCKS -- 97.0%

AUSTRALIA -- 1.5%
Brambles Industries (Business
   Goods and Services).........................  1,750       $ 48,405
Cochlear (Drugs and
   Health Care)................................  4,800         63,826
CSL (Drugs and Health Care)....................  4,300         61,837
                                                             --------
                                                              174,068
                                                             --------
BRAZIL -- 0.6%
Telesp Participacoes (ADRs)*
   (Telecommunications)........................  3,000         73,313
                                                             --------
CHINA -- 0.7%
China Telecom (Hong Kong)
   (Telecommunications)........................ 14,000         87,528
                                                             --------
DENMARK -- 0.7%
ISS International Service
   Systems (Business Goods
   and Services)...............................  1,200         80,684
                                                             --------

FINLAND -- 5.6%
Nokia (Telecommunications).....................  2,015        365,420
Sonera Group
   (Telecommunications)........................  4,450        305,094
                                                             --------
                                                              670,514
                                                             --------
FRANCE -- 4.5%
Alcatel (Telecommunications)...................    910        209,036
Cap Gemini (Computer and
   Technology Related).........................    696        176,707
Carrefour Supermarche
   (Retailing).................................    840        154,958
                                                             --------
                                                              540,701
                                                             --------
GERMANY -- 0.7%
Adidas-Salomon (Retailing).....................  1,150         86,318
                                                             --------
GREECE -- 0.9%
Commercial Bank of Greece
   (Financial Services)........................    910         70,243
National Bank of Greece* (GDRs)+
   (Financial Services)........................  2,200         30,938
                                                             --------
                                                              101,181
                                                             --------
                                                Shares         Value
                                                ------         -----
HONG KONG -- 0.8%
HSBC Holdings
(Financial Services)...........................  2,800       $ 39,262
Hutchison Whampoa
   (Diversified)...............................  4,000         58,146
                                                             --------
                                                               97,408
                                                             --------
HUNGARY -- 0.2%
Magyar Tavkozlesi "Matav"
   (ADRs) (Telecommunications).................    500         18,000
                                                             --------
IRELAND -- 2.3%
Elan (ADRs)* (Drugs and
   Health Care)................................  4,500        132,750
Ryanair Holdings*
   (Transportation)............................ 13,600        145,241
                                                             --------
                                                              277,991
                                                             --------
ITALY -- 2.8%
Banca Nazionale del Lavoro "BNL"*
   (Financial Services)........................ 38,000        126,723
Mediolanum (Financial Services)................ 15,430        202,094
                                                             --------
                                                              328,817
                                                             --------
JAPAN -- 13.5%
Able (Financial Services)......................  1,000         59,847
Asahi Pretec (Industrial Goods
   and Services)...............................      1         26,306
Chugai Pharmaceutical (Drugs
   and Health Care)............................  5,000         54,029
Cresco (Computer and
   Technology Related).........................  1,000        115,392
Fancl (Consumer Goods
   and Services)...............................    200         53,589
H.I.S. (Entertainment and
   Leisure)....................................  1,300         92,676
Inter (Financial Services).....................  1,300         32,417
Itochu Techno (Computer
   and Technology Related).....................    100         62,292
Keyence (Electronics)..........................    500        202,914
Meitec (Computer and
   Technology Related).........................  2,300         73,098
N.I.C. (Drugs and
   Health Care)................................  2,000         81,166

_______________________
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                                   --P-30--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN GLOBAL GROWTH PORTFOLIO (continued)

                                               Shares        Value
                                               ------      ----------
JAPAN (continued)
Nippon Telegraph & Telephone
   "NTT" (Telecommunications)................       6      $  102,679
NTT Mobile Communication
Network "NTT DoCoMo"
   (Telecommunications)......................       3         115,294
Obic Business Consultants
   (Computer and Technology
   Related)..................................     500         168,688
Sanix (Consumer Goods
   and Services).............................   1,000         109,525
Shidax Community
   (Entertainment and Leisure)...............   1,000          19,558
Sundrug (Retailing)..........................     800          55,545
Tokyo Biso Kogyo (Business
   Goods and Services).......................   5,000          54,713
Touei Housing (Construction
   and Property).............................   2,000          66,302
Xebio (Retailing)............................   3,000          56,620
                                                           ----------
                                                            1,602,650
                                                           ----------
MEXICO -- 0.6%
Grupo Carso (ADRs)*
   (Telecommunications)......................   7,000          69,705
                                                           ----------
NETHERLANDS -- 8.1%
ASM Lithography Holding*
   (Electronics Capital
   Equipment)................................   1,820         202,252
Equant* (Business Goods
   and Services).............................   1,790         203,246
Koninklijke (Royal) Philips
   Electronics (Electronics).................   1,748         237,750
KPNQwest*
   (Telecommunications)......................   1,765         117,541
Numico (Consumer Goods
   and Services).............................   2,650          98,892
United Pan-Europe
   Communications (A Shares)*
   (Telecommunications)......................     810         103,641
                                                           ----------
                                                              963,322
                                                           ----------
NORWAY -- 1.2%
Tomra Systems (Business Goods
   and Services).............................   8,220         139,123
                                                           ----------

                                               Shares        Value
                                               ------      ----------
SINGAPORE -- 0.6%
NatSteel Electronics Group
   "NEL" (Electronics).......................   8,000      $   42,270
Venture Manufacturing
   (Manufacturing and
   Industrial Equipment).....................   3,000          34,404
                                                           ----------
                                                               76,674
                                                           ----------
SOUTH KOREA -- 0.4%
Korea Telecom (ADRs)*
   (Telecommunications)......................     670          50,083
                                                           ----------
SPAIN -- 5.6%
Aguas Barcelona (Consumer
   Goods and Services).......................   4,560          66,800
Aguas Barcelona* (Consumer
   Goods and Services).......................      45             642
Altadis (Tobacco)............................   6,500          92,991
Azkoyen (Manufacturing and
   Industrial Equipment).....................   5,240          41,126
Telefonica Publicidad e
   Informacion*
   (Telecommunications)......................   5,600         272,227
Terra Networks* (Computer
   and Technology Related)...................   3,500         191,299
                                                           ----------
                                                              665,085
                                                           ----------
SWEDEN -- 3.2%
L.M. Ericsson Telefon (Series B)
   (Telecommunications)......................   4,655         299,214
Securitas (Series B) (Consumer
   Goods and Services).......................   4,500          81,435
                                                           ----------
                                                              380,649
                                                           ----------
SWITZERLAND -- 1.0%
Credit Suisse Group
   (Financial Services)......................     575         114,407
                                                           ----------
UNITED KINGDOM -- 10.8%
Airtours (Entertainment
   and Leisure)..............................   8,500          51,233
Ashtead Group (Construction
   and Property).............................  19,500          53,482
AstraZeneca (Drugs and
   Health Care)..............................   2,685         113,585

____________
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-31--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN GLOBAL GROWTH PORTFOLIO (continued)

                                               Shares        Value
                                               ------      ----------
UNITED KINGDOM (continued)
Bodycote International (Industrial
   Goods and Services)..............           15,000       $ 72,572
British Telecommunications
   (Telecommunications).............            2,500         60,679
Cable & Wireless
   (Telecommunications).............            2,000         33,883
CMG (Computer and
   Technology Related)..............            2,800        207,777
Games Workshop Group
   (Retailing)......................            4,500         33,677
Granada Group (Entertainment
   and Leisure).....................            9,000         90,873
Hilton Group (Entertainment
   and Leisure).....................           13,000         41,071
Parity (Computer and
   Technology Related)..............           21,975        132,986
PizzaExpress (Restaurants)..........            8,000         94,303
SmithKline Beecham (Drugs
   and Health Care).................            3,000         38,203
Spring Group
   (Support Services)...............            6,500         17,933
WPP Group (Business Goods
   and Services)....................           15,000        236,647
                                                           ---------
                                                           1,278,904
                                                           ---------
UNITED STATES -- 30.7%
AES (Electric and
   Gas Utilities)...................            2,500        186,875
America Online* (Computer
   and Technology Related)..........            2,800        211,225
American International Group
   (Financial Services).............            1,593        172,243
BMC Software* (Computer
   and Technology Related)..........            2,700        215,747
CBS* (Media)........................            4,100        262,144
Cintas (Business Goods
   and Services)....................            3,700        196,447
Cisco Systems* (Computer and
   Technology Related)..............            2,200        235,606
Citigroup (Financial Services)......            3,150        175,022
Coca-Cola (Consumer Goods
   and Services)....................            1,200         69,900
Compuware* (Computer and
   Technology Related)..............            6,000        223,313
Corning (Diversified)...............            1,800        232,088


                                               Shares           Value
                                               ------        ----------
UNITED STATES (continued)
Disney, Walt (Entertainment
   and Leisure)                                 4,850       $   141,863
General Electric (Diversified)......            1,300           201,175
Halliburton (Resources).............            3,300           132,825
Infonet Services*
   (Communications Services)........            2,300            60,374
MCI WorldCom*
   (Telecommunications).............            3,150           167,048
Medtronic (Drugs and
   Health Care).....................            4,900           178,544
Microsoft* (Computer and
   Technolgy Related)...............            2,000           233,437
Procter & Gamble (Consumer
   Goods and Services)..............            1,900           208,169
Tyco International (Diversified)....            4,000           155,500
                                                            -----------
                                                              3,659,545
                                                            -----------
Total Common Stocks
   (Cost $6,990,360)................                         11,536,670
                                                            -----------
PREFERRED STOCKS -- 1.2%
GERMANY -- 1.2%
Porsche (non-voting)*
   (Automotive & Related)...........               43           116,971
Sixt (Retailing)....................            1,350            24,754
                                                            -----------
Total Preferred Stocks
   (Cost $151,385)..................                            141,725
                                                            -----------

CORPORATE BONDS -- 0.1%
   (Cost $4,920)
GERMANY -- 0.1%
Metro Finance 0%, 9/7/2013
   (Financial Services).............            9,000**           4,720
                                                            -----------
Total Investments -- 98.3%
 (Cost $7,146,665)...............                            11,683,115

Other Assets
 Less Liabilities-- 1.7%.........                               205,638
                                                            -----------
Net Assets-- 100.0%                                         $11,888,753
                                                            ===========

____________
* Non-income producing security.
** Principal amount reported in German Deutschemarks.
See Notes to Financial Statements.

                                  -- P-32 --

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                  December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO

                                                  Shares    Value
                                                 --------  -------
COMMON STOCKS -- 98.0%
AUSTRALIA -- 2.3%
BRL Hardy (Consumer Goods
   and Services)................................  9,754    $ 47,076
Cochlear (Medical Products
   and Technology)..............................  5,700      75,794
CSL (Medical Products
   and Technology)..............................  5,150      74,060
Data Advantage (Business
   Services).................................... 16,600      50,142
Futuris (Automotive Parts
   Manufacturing)............................... 32,860      46,176
Pasminco (Metals)............................... 44,000      48,251
Perpetual Trustees Australia
   (Financial Services).........................  2,800      34,934
Sonic Healthcare (Drugs &
   Healthcare)..................................  7,800      36,621
TAB (Leisure and Hotels)........................ 22,300      40,708
                                                           --------
                                                            453,762
                                                           --------
CANADA -- 2.5%
Celestica* (Electronics)........................  2,600     144,300
Cinar (Class B)* (Media)........................  3,800      94,525
Clarica Life Insurance
   (Financial Services).........................  4,500      80,969
Clearnet Communications
   (Class A)*
   (Telecommunications).........................  2,650      91,259
PMC-Sierra* (Technology)........................    500      80,141
                                                           --------
                                                            491,194
                                                           --------
CHINA -- 0.1%
Yanzhou Coal Mining (Series H)
   (Resources).................................. 82,000      22,680
                                                           --------
DENMARK -- 1.6%
Danske Traelast (Construction
   and Property)................................    909      79,933
Sondagsavisen (Media)...........................  1,819     107,046
Sydbank (Financial Services)....................  1,525      62,924
TK Development (Construction
   and Property)................................  3,960      72,323
                                                           --------
                                                            322,226
                                                           --------
FINLAND -- 0.4%
Rapala Normark
   (Leisure and Hotels)......................... 14,300      69,155
                                                           --------
                                                  Shares    Value
                                                 --------  -------
FRANCE -- 3.2%
Compagnie Francaise d'Etudes
et de Construction Technip
   "Technip" (Construction
   and Property)................................  1,057    $108,410
Du Pareil au Meme (Retailing)...................    887      60,679
Etam Developpement*
   (Retailing)..................................  1,493      38,357
L'Europeenne d'Extincteurs
   (Manufacturing)..............................  1,242      43,546
Royal Canin (Consumer
   Goods and Services)..........................  1,981     139,610
Transiciel (Computer Software)..................  2,000     241,598
                                                           --------
                                                            632,200
                                                           --------
GERMANY -- 4.6%
Beru (Automotive Parts
   Manufacturing)...............................  5,543     163,628
Bien-Haus (Construction
   and Property)................................  2,210      34,289
Hawesko Holding
   (Telecommunications).........................  3,185     102,684
Intershop Communications*
   (Computer Software)..........................    960     274,685
Kamps (Consumer Goods
   and Services)................................  1,264      87,870
Kamps-New* (Consumer Goods
   and Services)................................    882      59,093
Tecis Holding (Financial
   Services)....................................  2,340      96,070
Zapf Creation*
   (Manufacturing)..............................  2,600      86,443
                                                           --------
                                                            904,762
                                                           --------
HONG KONG -- 2.1%
ASM Pacific Technology
   (Electronics)................................ 16,000      28,404
Cafe de Coral Holdings
   (Restaurants)................................ 70,000      28,140
Dah Sing Financial Group
   (Financial Services)......................... 11,400      45,462
Esprit Holdings (Retailing)..................... 27,000      29,176
Giordano International
   (Retailing).................................. 51,000      52,486
JCG Holdings (Financial
   Services).................................... 60,000      33,769

_________________
* Non-income producing security.
See Notes to Financial Statements.

                                  --P-33--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                                            Shares      Value
                                                           --------    -------
HONG KONG (Continued)
Johnson Electric Holdings
 (Electronics)...........................................     6,000   $ 38,515
Li & Fung (Consumer Goods
 and Services)...........................................    16,400     41,140
Mandarin Oriental (Leisure
 and Hotels).............................................    41,000     28,700
South China Morning Post
 (Media).................................................    56,000     48,267
Varitronix International
 (Manufacturing).........................................    14,000     32,238
                                                                      --------
                                                                       406,297
                                                                      --------
IRELAND -- 2.2%
Esat Telecom Group (ADSs)*
 (Telecommunications)....................................     2,700    250,425
Ryanair Holdings*
 (Transportation)........................................    16,580    177,066
                                                                      --------
                                                                       427,491
                                                                      --------
ISRAEL -- 1.2%
Orbotech (Manufacturing).................................       600     46,613
Teva Pharmaceutical Industries
 (Drugs and Health Care).................................     2,700    193,303
                                                                      --------
                                                                       239,916
                                                                      --------
JAPAN -- 11.9%
Anritsu (Electronics)....................................     4,500     31,684
Asahi Diamond Industries
 (Manufacturing).........................................     6,000     32,447
Asatsu-DK (Advertising)                                         900     60,727
Bank of Iwate (Financial
 Services)...............................................     1,000     41,072
Citizen Electronics (Electronics)........................       400     72,365
The Eighteenth Bank
 (Financial Services)....................................     7,000     25,738
Enplas (Electronics).....................................     1,700     63,172
Fuji Machine Manufacturing
 (Industrial Goods and
 Services)...............................................     1,000     80,579
Fujicco (Consumer Goods
 and Services)...........................................     4,000     78,232
Fujitec (Construction
 and Property)...........................................     3,000     30,070
Glory Kogyo (Manufacturing)..............................     3,000     57,794
Higashi Nihon House
 (Construction and Property).............................     6,000     26,990
H.I.S. (Leisure and Hotel)...............................     1,300     92,676

                                                            Shares      Value
                                                           --------    -------
JAPAN (continued)
Higo Bank (Financial
 Services)...............................................     8,000   $ 32,466
Hitachi Information Systems
 (Computer Software).....................................     2,000    116,370
Hitachi Medical (Medical
 Products and Technology)................................     2,000     20,927
Hogy Medical (Medical Products
 and Technology).........................................       500     32,760
Hokkai Can (Paper and
 Printing)...............................................     5,000     10,757
Hokuto (Consumer Goods
 and Services)...........................................       600     32,212
Horiba Instruments
 (Electronics)...........................................     4,000     36,104
Iino Kaiun Kaisha
 (Transportation)........................................     4,000      6,689
Iyo Bank (Financial Services)............................     5,000     30,706
Japan Information Processing
 Service (Computer
 Software)...............................................     1,200     44,592
Kentucky Fried Chicken
 (Restaurants)...........................................     3,000     38,109
Kissei Pharmaceutical (Drugs
 and Health Care)........................................     2,000     28,946
Komatsu Seiren
 (Manufacturing).........................................     7,000     24,301
Komori (Capital Goods)...................................     2,000     38,119
Maspro Denkoh
 (Telecommunications)....................................     2,000     29,317
Meitec (Computer Software)...............................     1,000     31,782
Mitsubishi Gas Chemical
 (Chemicals).............................................    26,000     50,597
Mitsui Home (Construction
 and Property)...........................................    12,000     50,577
MKC Stat
 (Computer Software).....................................     1,000     41,952
Moshi Moshi Hotline
 (Telecommunications)....................................       300     41,365
Nichicon (Manufacturing).................................     2,000     61,803
Nippon Broadcasting System
 (Media).................................................     1,000     87,033
Nippon Seiki (Automotive
 Parts Manufacturing)....................................     3,000     31,391
Nishio Rent All (Construction
 and Property)...........................................     3,000     21,416
Nissha Printing (Paper
 and Printing)...........................................     7,000     41,756
Okinawa Electric Power
 (Electric Utilities)....................................     1,200     25,230

_______________
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-34--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                                           Shares           Value
                                                          --------       -----------
JAPAN (continued)
Olympus Optical (Electronics)............................   2,000           $ 28,261
People Co (Consumer
 Goods and Services).....................................     600             46,939
Rengo (Paper and Printing)...............................  13,000             66,741
Rohto Pharmaceutical
 (Drugs and Health Care).................................   5,000             33,249
Ryoyo Electro (Electronics)..............................   2,000             31,097
Shimachu (Retailing).....................................   1,700             23,440
Sundrug (Retailing)......................................   1,000             69,431
Takasago International
 (Chemicals).............................................   6,000             24,291
Tokyo Style (Manufacturing)..............................   3,000             24,643
Towa Pharmaceutical (Drugs
 and Health Care)........................................   3,000             41,365
Tsubaki Nakashima
 (Manufacturing).........................................   5,000             63,515
Tsudakoma (Manufacturing)................................  20,000             25,621
Tsutsumi Jewelry (Retailing).............................   2,500             68,453
Xebio (Retailing)........................................   2,100             39,634
Yokohama Reito (Distributors)............................   7,000             36,622
                                                                         -----------
                                                                           2,324,125
                                                                         -----------
LUXEMBOURG -- 0.4%
SBS Broadcasting* (Media)................................   1,800             87,694
                                                                         -----------
NETHERLANDS -- 1.2%
Athlon Groep (Consumer Goods
 and Services)...........................................   2,913             63,246
Beter Bed Holding (Retailing)............................   3,117             83,220
Samas Groep (Manufacturing)..............................   7,463             93,235
                                                                         -----------
                                                                             239,701
                                                                         -----------
NORWAY -- 2.3%
Ekornes (Manufacturing)..................................  16,647            166,770
Petroleum Geo-Services*
 (Energy)................................................   4,713             83,873
Tandberg Television* (Media).............................  13,740            189,800
                                                                         -----------
                                                                             440,443
                                                                         -----------
SINGAPORE -- 1.1%
JIT Holdings (Electronics)...............................  12,000             41,789
NatSteel Electronics Group
 "NEL" (Manufacturing)...................................  16,000             31,894
Neptune Orient Lines
 (Transportation)........................................  34,937             46,778

                                                           Shares           Value
                                                          --------       -----------
SINGAPORE (continued)
Sembcorp Logistics
 (Transportation)........................................   9,000           $ 36,476
Venture Manufacturing
 (Electronics)...........................................   4,500             51,606
                                                                         -----------
                                                                             208,543
                                                                         -----------
SPAIN -- 0.5%
Enaco* (Retailing).......................................   7,600             37,519
TelePizza* (Consumer Goods
 and Services)...........................................  15,794             66,832
                                                                         -----------
                                                                             104,351
                                                                         -----------
SWEDEN -- 1.9% Finnveden (Series B)
 (Manufacturing).........................................   6,281             90,415
Mandator
 (Telecommunications)....................................  16,311            243,422
Munksjo (Paper and Printing).............................   4,161             32,271
                                                                         -----------
                                                                             366,108
                                                                         -----------
SWITZERLAND -- 4.5%
Kaba Holding
 (Business Services).....................................     212            193,248
Selecta Group (Consumer
 Goods and Services).....................................     522            164,079
SEZ Holding (Manufacturing)..............................     329            184,283
Swisslog Holding (Industrial
 Goods and Services).....................................   1,171            342,312
                                                                         -----------
                                                                             883,922
                                                                         -----------
TAIWAN -- 0.1%
Taiwan American Fund*
 (Miscellaneous).........................................   1,700             26,987
                                                                         -----------
UNITED KINGDOM -- 16.4%
Ashtead Group (Construction
 and Property)...........................................  76,600            210,089
BTG (Technology).........................................   7,023             98,866
Clinton Cards (Retailing)................................  46,200            187,264
Dawsongroup
 (Transportation)........................................  26,600             72,955
Domnick Hunter Group
 (Manufacturing).........................................  20,000            104,206
Druck Holdings (Industrial
 Goods and Services).....................................  11,500             46,986

___________________
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-35--

--------------------------------------------------------------------------------
                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                                           Shares           Value
                                                          --------       -----------
UNITED KINGDOM (continued)
F.I. Group (Computer
   Software)..........................................     45,176         $  561,037
Games Workshop Group
   (Retailing)........................................      9,400             70,347
GWR Group (Media).....................................     21,000            220,871
Informa Group (Business
   Services)..........................................     46,426            457,117
National Express Group
   (Transportation)...................................      8,000             89,319
NDS Group* (ADRs) (Computer
   Software)..........................................        400             12,225
Parity (Computer Software)............................     75,936            459,541
Pizza Express (Restaurants)...........................     19,500            229,863
Shire Pharmaceuticals
   Group* (Drugs and Health
   Care)..............................................      5,500             55,044
Tilbury Douglas (Construction
   and Property)......................................     25,500            104,598
Torotrak* (Automotive Parts
   Manufacturing).....................................      7,000             30,695
Trifast (Electrical Distribution).....................      8,000            129,772
Trinity International Holdings
   (Media)............................................      7,100             76,054
                                                                         -----------
                                                                           3,216,849
                                                                         -----------
UNITED STATES -- 37.3%
Acxiom* (Computer Software)...........................      4,500            108,141
Affiliated Computer Services
   (Class A)* (Business
   Services)..........................................      1,200             55,200
Affiliated Managers Group*
   (Financial Services)...............................      2,600            105,137
Affymetrix* (Medical Products
   and Technology)....................................        400             67,862
Alpharma (Class A) (Medical
   Products and Technology)...........................      1,600             49,200
American Capital Strategies
   (Financial Services)...............................      1,800             40,781
Anadigics* (Electronics)..............................        400             18,913
AnswerThink Consulting Group*
   (Consulting Services)..............................        800             27,650
Apex* (Technology)....................................      2,700             87,412
Applied Graphics Technologies*
   (Paper and Printing)...............................      3,700             31,797
Applied Micro Circuits*
   (Electronics)......................................        200             25,475
Aspect Development*
   (Computer Software)................................      1,600            109,800

                                                           Shares           Value
                                                          --------       -----------
UNITED STATES (continued)
Avant!* (Computer Software)...........................       4,300        $   64,634
AVX (Electronics).....................................       2,900           144,819
Barr Laboratories* (Drugs and
   Health Care).......................................       2,000            62,750
Barrett Resources* (Energy)...........................       1,000            29,437
Burr-Brown* (Technology)..............................       6,750           243,422
Cabot Oil & Gas (Class A)
   (Energy)...........................................       3,400            54,612
Caliper Technologies*
   (Electronics)......................................       1,000            66,687
CareInsite* (Technology)..............................         600            48,319
Carey International*
   (Transportation)...................................       2,900            71,141
Career Education* (Schools)...........................       1,900            69,944
CBT Group* (Computer
   Software)..........................................       1,900            63,769
Cognex* (Electronics).................................       2,600           101,319
Concord Communications*
   (Telecommunications)...............................         600            26,794
Copart* (Retailing)...................................       1,800            77,962
Copper Mountain Networks*
   (Telecommunications)...............................         800            38,900
Corporate Executive Board*
   (Consulting Services)..............................         900            50,231
CoStar Group* (Industrial
   Goods and Services)................................       2,400            85,950
Creo Products* (Computer
   Software)..........................................         900            34,566
CSG Systems International*
   (Business Services)................................       2,900           114,731
Cytyc* (Medical Products
   and Technology)....................................         400            24,462
DeVRY* (Schools)......................................       2,500            46,562
DoubleClick* (Technology).............................         705           178,563
Dura Pharmaceuticals* (Drugs
   and Health Care)...................................       3,800            53,081
Egreetings Network*
   (Technology).......................................         800             8,125
Engage Technologies*
   (Computer Software)................................       2,200           132,550
Espeed* (Computer Software)...........................       1,100            39,222
Exar* (Manufacturing).................................         900            53,044
Expeditors International of
   Washington
   (Transportation)...................................       1,300            56,712
FirstService*
   (Business Services)................................       4,100            56,631

___________________
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-36--

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
                               December 31, 1999
--------------------------------------------------------------------------------

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                                             Shares    Value
                                                             ------  ---------
UNITED STATES (continued)
Forrester Research*
 (Consulting Services).....................................     900  $  61,819
Forward Air* (Transportation)..............................     500     21,672
General Semiconductor
 (Technology)..............................................   7,500    106,406
Hadco* (Contract Manufacturing/
 Circuit Boards)...........................................   1,100     56,100
Hanger Orthopedic Group*
 (Medical Products and Technology).........................   3,400     34,000
Harris Interactive*
 (Communications Infrastructure)...........................   2,000     26,187
Illuminet Holdings*
 (Telecommunications)......................................     700     38,478
Indus International*
 (Business Services).......................................   6,200     75,175
Inet Technologies*
 (Telecommunications)......................................     900     63,169
Insignia Financial Group*
 (Financial Services)......................................   3,733     32,430
Inso* (Computer Software)..................................   1,200     38,775
Insight Communications*
 (Media)...................................................   1,500     44,531
ISS Group* (Computer Software).............................   1,700    120,806
ITT Educational Services*
 (Schools).................................................   3,700     57,119
JDA Software Group*
 (Computer Software).......................................   2,400     39,000
Keane (Computer Software)..................................     900     28,575
Learning Tree International*
 (Business Services).......................................   1,800     50,344
Maxygen* (Medical Products and Technology).................     700     49,962
Mediaplex* (Computer Software).............................     600     37,500
Medialogic* (Medical Products and Technology)..............     700     14,809
MemberWorks* (Consumer Goods and Services).................   4,800    159,150
Metamor Worldwide* (Business Services).....................   2,800     81,725
Metris Companies (Financial Services)......................   2,300     82,081
Microchip Technology*
 (Technology)..............................................   1,800    123,469
Modis Professional Services*
 (Business Services).......................................   8,600    122,550

                                                             Shares    Value
                                                             ------  ---------
UNITED STATES (continued)
National Instruments*
 (Technology)..............................................   3,500  $ 134,641
Netscout Systems* (Computer Software)......................   1,100     34,237
Network Access Solutions*
 (Telecommunications)......................................   1,400     45,500
NOVA* (Business Services)..................................   6,218    196,256
Noven Pharmaceuticals*
 (Medical Products and Technology).........................   1,500     27,281
OM Group* (Chemicals)......................................   3,900    134,306
Omnicare (Drugs and Health Care)...........................   4,800     57,600
Pegasus Communications*
 (Cable Systems and Satellite Video).......................     900     87,188
Personnel Group of America*
 (Business Services).......................................   7,400     74,925
Photon Dynamics*
 (Technology)..............................................   1,100     42,488
Pre-Paid Legal Services*
 (Business Services).......................................   1,700     40,800
Premier Parks (Leisure and Hotels).........................   6,400    184,800
Primark (Consumer Goods and Services)......................   2,200     61,188
Pride International* (Energy)..............................   2,100     30,713
Priority Healthcare* (Drugs and Health Care)...............     800     23,175
Professional Detailing*
 (Business Services).......................................   3,000     89,906
Profit Recovery Group
 International* (Financial Services).......................   1,150     30,511
Provant* (Business Services)...............................   5,060    126,816
Province Healthcare* (Drugs and Health Care)...............   3,700     71,110
PSS World Medical* (Drugs and Health Care).................  10,500     99,750
QLT Phototherapeutics* (Drugs and Health Care).............     700     41,038
Renex* (Drugs and Health Care).............................   1,500     13,923
Santa Fe Snyder*
 (Resources)...............................................   5,900     47,200
Schein Pharmaceutical* (Drugs and Health Care).............   1,900     23,038
Sciquest.com* (Technology).................................     800     63,900

__________
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-37--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------

Portfolios of Investments (continued)

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                                             Shares     Value
                                                             ------  -----------
UNITED STATES (continued)
Sitel* (Consumer Goods and Services).....................     2,400  $    16,800
Structural Dynamics Research*
   (Computer Software)...................................     4,400       56,239
SunGard Data Systems*
   (Computer Software)...................................     2,600       61,750
Tekelec* (Telecommunications)............................     2,500       56,017
TeleSpectrum Worldwide*
   (Business Services)...................................     1,200        8,438
THQ* (Technology)........................................     1,350       31,388
Total Renal Care Holdings*
   (Drugs and Health Care)...............................     8,433       56,396
Transaction Systems Architects
   (Class A)* (Technology)...............................     3,600      100,912
TranSwitch*
   (Telecommunications)..................................       400       29,025
Triangle Pharmaceuticals*
   (Drugs and Health Care)...............................     1,600       20,450
UCAR International* (Capital Goods)......................     3,700       65,906
Unigraphics Solutions (Class A)*
   (Business Services)...................................     2,600       70,200
United Rentals* (Consumer
   Goods and Services)...................................     2,600       44,526
U.S. Foodservice* (Business Services)....................     9,200      154,100
VerticalNet* (Technology)................................       400       65,413

                                                             Shares     Value
                                                             ------  -----------
UNITED STATES (continued)
Visio* (Computer Software)...............................     2,100  $    99,750
Visual Networks* (Technology)............................       600       47,475
Waste Connections* (Industrial
   Goods and Services)...................................       400        5,737
Wilmar Industries* (Consumer
   Goods and Services)...................................     4,500       77,906
Xpedior* (Computer Software).............................     2,200       63,319
                                                                     -----------
                                                                       7,306,176
Total Common Stocks
   (Cost $13,779,272)....................................             19,174,582
                                                                     -----------
PREFERRED STOCKS -- 0.3%
   (Cost $159,166)

GERMANY -- 0.3%
Sixt (Retailing).........................................     2,782       51,012
                                                                     -----------
Total Investments -- 98.2%
 (Cost $13,938,438)......................................             19,225,594

Other Assets
 Less Liabilities-- 1.8%.................................                343,052
                                                                     -----------
Net Assets-- 100.0%......................................            $19,568,646
                                                                     ===========

--------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

                                                            Shares    Value
                                                           --------  --------
COMMON STOCKS -- 97.8%
AUSTRALIA -- 1.1%
Cable & Wireless*
   (Telecommunications)..................................    40,000  $133,694
Ecorp* (Computers and
   Business Services)....................................    15,000    37,528
Hutchison Telecom*
   (Telecommunications)..................................    22,000    61,830
                                                                     --------
                                                                      233,052
                                                                     --------
FINLAND -- 2.7%
Nokia (Telecommunications)...............................     2,380   431,613
Tietoenator (Computer Software)..........................     2,600   162,409
                                                                     --------
                                                                      594,022
                                                                     --------

                                                            Shares    Value
                                                           --------  --------
FRANCE -- 3.1%
Altran Technologies (Computers
   and Business Services)................................       580  $350,610
STMicroelectronics* (Electronics)........................     1,850   284,800
STMicroelectronics* (Electronics)........................       400    60,575
                                                                     --------
                                                                      695,985
                                                                     --------
GERMANY -- 3.0%
ELMOS Semiconductor*
   (Semiconductors)......................................     5,500   238,274
Epcos* (Telecommunications)..............................     3,000   223,665
Mannesmann (Machinery and
   Equipment)............................................       850   205,872
                                                                     --------
                                                                      667,811
                                                                     --------

_____________
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-38--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                               December 31, 1999
--------------------------------------------------------------------------------

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                                     Shares        Value
                                                    --------    -----------
HONG KONG -- 0.8%
Elec & Eltek International
 Holdings (Manufacturing)........................... 150,000    $    27,980
I-Cable Communications* (ADRs)
 (Media)............................................   6,000        153,750
                                                                -----------
                                                                    181,730
                                                                -----------
ISRAEL -- 6.8%
Check Point Software
 Technologies*
 (Computer Software)................................   3,200        636,000
Gilat Satellite Networks
 (Telecommunications)...............................   2,000        237,250
Orbotech* (Electronics Capital
 Equipment).........................................   6,000        466,125
Tecnomatix Technologies*
 (Computer Software)................................   5,700        162,450
                                                                -----------
                                                                  1,501,825
                                                                -----------
JAPAN -- 15.1%
Advantest (Electronics Capital
 Equipment).........................................   2,000        528,066
Fujitsu (Semiconductors)............................   5,000        227,851
Hirose Electronics (Electronics)....................   1,200        268,844
Murata Manufacturing
 (Electronics)......................................   2,000        469,392
Rohm (Semiconductors)...............................   1,000        410,718
Secom (Computer and
 Business Services).................................   2,000        220,027
Sharp (Electronics).................................  13,000        332,437
Sony (Electronics)..................................   2,000        592,607
TDK (Electronics)...................................   2,000        275,963
                                                                -----------
                                                                  3,325,905
                                                                -----------
NETHERLANDS -- 3.0%
ASM Lithography* (Electronics
 Capital Equipment).................................   2,600        294,612
ASM Lithography Holding*
 (Electronics Capital
 Equipment).........................................     800         88,902
Koninklijke (Royal) Philips
 Electronics (Electronics)..........................   2,024        275,289
                                                                -----------
                                                                    658,803
                                                                -----------
SINGAPORE -- 3.2%
Creative Technology (Computer
 Hardware/Peripherals)..............................  17,100        293,372

                                                     Shares        Value
                                                    --------    -----------
SINGAPORE (continued)
Elec & Eltek International
 Holdings (Manufacturing)...........................  45,000    $   145,800
Informatics Holdings
 (Computer and
 Business Services).................................  70,000         43,290
Venture Manufacturing
 (Electronics)......................................  20,000        229,361
                                                                -----------
                                                                    711,823
                                                                -----------
SOUTH KOREA -- 1.1%
Samsung Electronics (GDRs)+
 (Electronics)......................................   1,622        194,437
Samsung Electronics (GDRs)+
 (1/2 non-voting)
 (Electronics)......................................     478         37,762
SK Telecommunications Group
 (ADRs) (Telecommunications)........................     554         21,260
                                                                -----------
                                                                    253,459
                                                                -----------
SWEDEN -- 1.0%
L.M. Ericsson Telefon (Series B)
 (Communications Infrastructure)....................   3,300        212,118
                                                                -----------
SWITZERLAND -- 0.8%
Miracle Holding* (Computer Software)................     600        173,508
                                                                -----------
TAIWAN -- 2.8%
Hon Hai Precision Industry
 (GDRs)* (Electronics Capital Equipment)............   7,900        152,667
Siliconware Precision Industries
 (GDRs)* (Electronics Capital Equipment)............   6,671         96,563
Taiwan Semiconductor
 Manufacturing (ADRs)*
 (Semiconductors)...................................   8,000        360,000
                                                                -----------
                                                                    609,230
                                                                -----------
UNITED KINGDOM -- 6.2%
Cable & Wireless
 (Telecommunications)...............................   6,000        101,649
Celltech* (Medical Products
 and Technology)....................................   8,700         74,822

______________
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-39--

                           Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (continued)

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                                     Shares        Value
                                                    --------    -----------
UNITED KINGDOM (continued)
CMG (Computer and Business
 Services)........................................     3,000    $   222,618
COLT Telecom Group*
  (Telecommunications)............................     5,100        263,661
Logica (Computer
 and Business Services)...........................     5,450        140,217
Sage Group (Computer
 Software)........................................    24,000        293,588
Telewest Communications (Cable
 Systems & Satellite Video).......................    18,000         96,115
Vodafone (Telecommunications).....................    35,000        172,874
                                                                -----------
                                                                  1,365,544
                                                                -----------
UNITED STATES -- 47.1%
3DO* (Computer Software)..........................     5,700         51,923
Acclaim Entertainment (Computer
 Software)........................................     3,600         18,562
Act Manufacturing* (Contract
 Manufacturing)...................................     4,200        158,156
Activision* (Computer Software)...................     4,700         72,262
Adaptec* (Computer Hardware/
 Peripherals).....................................     5,700        284,109
Amdocs* (Computer
 and Business Services)...........................     8,000        276,000
American Power Conversion*
 (Computer Hardware/ Peripherals) ................    10,700        281,878
Amkor Technology*
 (Semiconductors).................................    14,800        416,250
Apex* (Computer Hardware/Peripherals).............     5,750        186,156
Arrow Electronics*
 (Semiconductors).................................     1,100         27,913
Artesyn Technologies* (Computer
 Hardware/Peripherals)............................     2,900         60,809
Autodesk (Computer Software)......................     4,000        134,875
Avnet (Semiconductors)............................     1,100         66,550
BMC Software* (Computer Software).................     1,700        135,841
Caliper Technologies*
 (Semiconductors).................................     3,000        200,063
C-Cube Microsystems*
 (Semiconductors).................................     4,000        250,250
Citrix Systems* (Computer Software)...............     1,000        122,969
Cognex* (Electronics Capital Equipment)...........     3,400        132,494

                                                     Shares        Value
                                                    --------    -----------
UNITED STATES (continued)
Computer Associates
 International (Computer
 Software)........................................     1,700    $   118,894
Compuware* (Computer Software)....................    11,400        424,294
Credence Systems* (Electronics
 Capital Equipment)...............................     2,300        198,447
CSG Systems International*
 (Computer and Business Services).................     2,500         98,906
Dallas Semiconductor
 (Semiconductors).................................     2,300        148,206
Deltathree.com*
 (Telecommunications).............................       500         12,844
DII Group* (Contract Manufacturing)...............     2,300        163,228
Electro Scientific Industries*
 (Electronics Capital Equipment)..................     2,900        211,156
Electronic Arts* (Computer Software)..............     1,100         92,469
Electronics for Imaging*
 (Electronics)....................................     5,700        334,163
Entrust Technologies*
 (Computer and Business Services).................     2,100        125,803
Global Telesystems*
 (Telecommunications).............................     6,400        221,600
Hadco* (Contract Manufacturing)...................     3,400        173,400
HNC Software*
 (Computer Software)..............................     2,000        211,938
Lattice Semiconductor*
 (Semiconductors).................................    10,300        487,641
Lexmark International Group
 (Class A)*(Computer
 Hardware/Peripherals)............................     2,200        199,100
Linear Technology
 (Semiconductors).................................     2,200        157,438
Mastech* (Computer and Business Services).........       100          2,478
Microchip Technology*
 (Semiconductors).................................     3,100        212,641
Micron Technology*
 (Semiconductors).................................     2,300        178,825
Microsoft* (Computer Software)....................     4,600        536,906

______________
*Non-income producing security.
See Notes to Financial Statements.

                                   --P-40--

                           Seligman Portfolios, Inc.
-------------------------------------------------------------------------------

                                                       December 31, 1999
-------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                                     Shares            Value
                                                    --------         ----------
UNITED STATES (continued)
Navigant Consulting* (Computer
 and Business Services)...........................    11,400         $  123,975
Novellus Systems* (Electronics
 Capital Equipment)...............................     4,000            490,125
NTL* (Telecommunications).........................     2,362            294,364
Pacific Gateway Exchange*
 (Telecommunications).............................     1,800             30,656
Parametric Technology*
 (Computer Software)..............................    10,300            278,422
Peregrine Systems* (Computer
 Software)........................................     2,200            185,006
Rational Software* (Computer
 Software)........................................     4,600            226,406
Rogers Communications
 (Class B)* (Media)...............................     6,300            155,925
Rudolph Technologies*
 (Electronics Capital
 Equipment).......................................     3,000            100,500
SCI Systems* (Contract
 Manufacturing)...................................     2,300            189,031
Sensormatic Electronics*
 (Electronics)....................................     1,100             19,181

                                                     Shares            Value
                                                    --------        -----------
UNITED STATES (continued)
Somera Communications*
 (Communications
 Infrastructure)..................................     3,500         $   43,422
SunGard Data Systems*
 (Computer And Business
 Services)........................................     5,700            135,375
Symantec* (Computer Software).....................     5,700            334,697
Synopsys* (Computer Software).....................     4,300            286,353
Teradyne* (Electronics Capital
 Equipment).......................................     3,700            244,200
TSI International Software*
 (Computer Software)..............................     1,100             62,219
Ziff-Davis* (Media)...............................     2,000             31,625
                                                                    -----------
                                                                     10,418,919
                                                                    -----------
Total Investments -- 97.8%
 (Cost $12,482,274) ..............................                   21,603,734

Other Assets
 Less Liabilities-- 2.2% .........................                      483,613
                                                                    -----------
Net Assets-- 100.0% ..............................                  $22,087,347
                                                                    ===========

--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO

                                                   Principal
                                                    Shares             Value
                                                   ---------         ----------
CORPORATE BONDS -- 80.7%
ADVERTISING -- 0.1%
Adams Outdoor Advertising
 10-3/4%, 3/15/2006 ..............................  $ 25,000           $ 26,125
                                                                     ----------
AEROSPACE -- 0.1%
Condor Systems 11-7/8%,
 5/1/2009+ .......................................    50,000             37,813
                                                                     ----------
AUTOMOTIVE AND
RELATED -- 0.3%
Diamond Triumph Automotive
 9-1/4%, 4/1/2008+ ...............................   110,000             77,550

                                                   Principal
                                                    Shares             Value
                                                   ---------         ----------
BROADCASTING -- 0.9%
AMFM Operating 12-5/8%,
 10/31/2006 ......................................  $ 51,800           $ 59,052
Capstar Broadcasting 0%,
 (12-3/4% **), 2/1/2009 ..........................   125,000            111,875
Cumulus Media 10-3/8%,
 7/1/2008 ........................................    70,000             73,150
                                                                     ----------
                                                                        244,077
                                                                     ----------
BUSINESS SERVICES -- 1.4%
AKI 10-1/2%, 7/1/2008 ............................    55,000             49,225
Iron Age 9-7/8%, 5/1/2008 ........................   250,000            186,250

__________
+  Rule 144A security.
*  Non-income producing security.
** Deferred interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.

See Notes to Financial Statements.

                                   --P-41--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                                                      Principal
                                                        Amount          Value
                                                       ---------      ---------
BUSINESS SERVICES (continued)
Iron Age Holding
   0% (12-1/8%**), 5/1/2009 .......................     $ 80,000        $20,400
Muzak 9-7/8%, 3/15/2009 ...........................      100,000         96,500
Pierce Leahy 11-1/8%, 7/15/2006....................       25,000         26,625
                                                                      ---------
                                                                        379,000
                                                                      ---------
CABLE SYSTEMS AND
SATELLITE VIDEO -- 6.3%
Avalon Cable Holdings 0%,
 (11-7/8%**), 12/1/2008 ...........................      125,000         82,188
Charter Communications
 Southeast Holdings 0%,
 (9.92%**), 4/1/2011...............................      450,000        266,062
GCI 9-3/4%, 8/1/2007...............................      245,000        229,075
Golden Sky Systems 12-3/8%,
 8/1/2006 .........................................      350,000        374,500
Northland Cable Television
   10-1/4%, 11/15/2007 ............................      150,000        151,125
Pegasus Communications 9-3/4%,
   12/1/2006.......................................       85,000         86,275
Pegasus Communications
   12-1/2%, 8/1/2007+ .............................      200,000        219,000
Rogers Cablesystems 11%,
    12/1/2015 .....................................      135,000        149,175
United Pan-Europe
   Communications (Netherlands)
   10-7/8%, 11/1/2007+.............................       70,000         71,400
United Pan-Europe
   Communications (Netherlands)
   11-1/4%,11/1/2009+..............................       75,000         77,343
                                                                      ---------
                                                                      1,706,143
                                                                      ---------
CHEMICALS -- 2.4%
Koppers Industry 9-7/8%,
    12/1/2007 .....................................      175,000        160,125
Lyondell Chemical (Series B)
    9-7/8%, 5/1/2007 ..............................      100,000        102,500
Lyondell Chemical 10-7/8%,
 5/1/2009 .........................................      170,000        175,950
Texas Petrochemicals 11-1/8%,
 7/1/2006 .........................................      225,000        199,125
                                                                      ---------
                                                                        637,700
                                                                      ---------

                                                       Principal
                                                        Amount          Value
                                                       ---------      ---------
COMMUNICATIONS
INFRASTRUCTURE -- 2.1%
Crown Castle International 0%
 (10-5/8%**),11/15/2007 ...........................     $ 75,000       $ 56,719
Pinnacle Holdings 0%
 (10%**), 3/15/2008 ...............................      625,000        412,500
SpectraSite Holdings 0%
 (11-1/4%**), 4/15/2009 ...........................      175,000         94,062
                                                                      ---------
                                                                        563,281
                                                                      ---------
CONSUMER PRODUCTS -- 1.9%
Anchor Advanced Products
 11-3/4%, 4/1/2004 ................................      225,000        185,625
Diamond Brand Operating
 10-1/8%, 4/15/2008 ...............................      125,000         96,875
French Fragrances (Series B)
 10-3/8%, 5/15/2007 ...............................      125,000        123,125
Moll Industries 10-1/2%,
 7/1/2008 .........................................       80,000         32,400
United Industries 9-7/8%,
 4/1/2009 .........................................       90,000         82,575
                                                                      ---------
                                                                        520,600
                                                                      ---------
CONTAINERS -- 0.6%
BPC Holding 12-1/2%,
 6/15/2006 ........................................      176,000        169,840
                                                                      ---------
CONTRACT MANUFACTURING/
CIRCUIT BOARDS -- 1.9%
Hadco 9-1/2%, 6/15/2008 ...........................      160,000        155,600
MCMS 9-3/4%, 3/1/2008 .............................      235,000        118,675
Viasystems 9-3/4%, 6/1/2007 .......................      450,000        240,750
                                                                      ---------
                                                                        515,025
                                                                      ---------
ENERGY -- 0.4%
Abraxas Petroleum 11-1/2%,
 11/1/2004 ........................................      105,000         96,075
                                                                      ---------
ENVIRONMENTAL SERVICES -- 1.3%
Allied Waste North America
 10%, 8/1/2009+ ...................................      375,000        337,500
                                                                      ---------

EQUIPMENT -- 2.2%
Neff 10-1/4%, 6/1/2008 ............................      150,000        144,750
Universal Compression Holdings
 0% (11-3/8%**), 2/15/2009 ........................      145,000         77,575

___________
+  Rule 144A security.
** Deferred interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                                   --P-42--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                               December 31, 1999
--------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                        Principal
                                         Amount       Value
                                         --------   ----------
EQUIPMENT (continued)
Williams Scotsman 9-7/8%,
 6/1/2007.............................  $375,000    $  361,875
                                                    ----------
                                                       584,200
                                                    ----------
FINANCIAL SERVICES -- 2.1%
AMRESCO 10%, 3/15/2004................   150,000        95,250
Dollar Financial Group 10-7/8%,
 11/15/2006...........................   225,000       226,125
Ocwen Capital Trust I 10-7/8%,
 8/1/2027.............................   200,000       129,000
Veritas Capital Trust 10%,
 1/1/2028.............................   145,000       109,112
                                                    ----------
                                                       559,487
                                                    ----------
FOOD -- 1.2%
AFC Enterprises 10-1/4%,
 5/15/2007............................   110,000       111,237
AmeriKing 10-3/4%, 12/1/2006..........   130,000       120,250
Carrols 9-1/2%, 12/1/2008.............    85,000        77,775
Packaged Ice 9-3/4%, 2/1/2005.........    15,000        13,800
                                                    ----------
                                                       323,062
                                                    ----------
GAMING/HOTEL -- 4.5%
Alliance Gaming 10%, 8/1/2007.........    75,000        43,875
Ameristar Casino 10-1/2%,
 8/1/2004.............................   225,000       229,500
Casino Magic of Louisiana 13%,
 8/15/2003............................    30,000        34,013
Hollywood Casino 11-1/4%,
 5/1/2007.............................   170,000       178,500
Trump Atlantic City Funding
 11-1/4%, 5/1/2006....................   580,000       472,700
Trump Hotels & Casino Resorts
 Funding 15-1/2%, 6/15/2005...........   310,000       256,525
                                                    ----------
                                                     1,215,113
                                                    ----------
HEALTH CARE/MEDICAL
PRODUCTS -- 3.5%
ALARIS Medical 9-3/4%,
 12/1/2006............................   185,000       160,950
ALARIS Medical 0%
 (11-1/8%**), 8/1/2008................   225,000        93,656
Dade International 11-1/8%,
 5/1/2006.............................   225,000       220,500

                                        Principal
                                         Amount       Value
                                        ---------   ----------
HEALTH CARE/MEDICAL
PRODUCTS (continued)
Everest Healthcare Services
 9-3/4%, 5/1/2008.....................  $135,000      $127,575
Global Health Sciences 11%,
 5/1/2008.............................   345,000       215,625
Paracelsus Healthcare 10%,
 8/15/2006............................   225,000       124,875
                                                     ---------
                                                       943,181
                                                     ---------
INDUSTRIAL/
MANUFACTURING -- 3.5%
Airxcel 11%, 11/15/2007...............   215,000       197,800
Alliance Laundry System 9-5/8%,
 5/1/2008.............................   215,000       183,825
Coyne International Enterprises
 11-1/4%, 6/1/2008....................   155,000       139,500
Day International Group 9-1/2%,
 3/15/2008............................   165,000       138,600
Great Lakes Acquisition 0%
 (13-1/8%**), 5/15/2009...............    75,000        40,875
Great Lakes Carbon 10-1/4%,
 5/15/2008............................   245,000       233,975
                                                     ---------
                                                       934,575
                                                     ---------
INTERNET AND RELATED -- 5.2%
Exodus Communications 11-1/4%,
 7/1/2008.............................   260,000       269,750
Exodus Communications 10-3/4%,
 12/15/2009+..........................    55,000        56,238
PSINet 10%, 2/15/2005.................   175,000       173,906
PSINet 10-1/2%, 12/1/2006+............   115,000       116,438
PSINet 11-1/2%, 11/1/2008.............    90,000        94,500
PSINet 11%, 8/1/2009..................   185,000       191,475
Splitrock Services 11-3/4%,
 7/15/2008............................    80,000        75,200
Verio 13-1/2%, 6/15/2004..............   175,000       192,937
Verio 10-3/8%, 4/1/2005...............    85,000        87,125
Verio 11-1/4%, 12/1/2008..............   105,000       110,775
Verio 10-5/8%, 11/15/2009+............    25,000        25,750
                                                     ---------
                                                     1,394,094
                                                     ---------
LEISURE -- 1.1%
Affinity Group Holding 11%,
 4/1/2007.............................   300,000       286,500
                                                     ---------

----------
+  Rule 144A security.
** Deferred interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                                   --P-43--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                        Principal
                                         Amount       Value
                                        ---------   ----------
METALS -- 0.1%
Renco Metals 11-1/2%,
 7/1/2003.............................   $ 25,000   $   21,125
Royal Oak Mines 12-3/4%,
 8/15/2006*...........................    225,000       10,125
                                                    ----------
                                                        31,250
                                                    ----------
MOBILE SATELLITE
SERVICES -- 2.2%
GlobalStar 11-1/4%, 6/15/2004.........    355,000      244,950
GlobalStar 10-3/4%, 11/1/2004.........    230,000      155,250
Loral Space & Communications
 9-1/2%, 1/15/2006....................     50,000       45,250
ORBCOMM Global 14%,
 8/15/2004............................    225,000      163,125
                                                    ----------
                                                       608,575
                                                    ----------
PAGING -- 3.0%
Metrocall 9-3/4%, 11/1/2007...........    350,000      208,250
Metrocall 11%, 9/15/2008..............    365,000      220,825
Paging Network 10%,
 10/15/2008...........................    715,000      210,925
ProNet 11-7/8%, 6/15/2005.............    265,000      181,525
                                                    ----------
                                                       821,525
                                                    ----------
PAPER AND PACKAGING -- 0.3%
Crown Paper 11%, 9/1/2005.............    120,000       73,800
                                                    ----------
PRINTING AND
PUBLISHING -- 8.6%
Advanstar Communications
 9-1/4%, 5/1/2008.....................    125,000      118,281
American Lawyer Media 9-3/4%,
 12/15/2007...........................    175,000      170,625
American Media Operations
 10-1/4%, 5/1/2009....................    285,000      287,137
Liberty Group Publishing 9-3/8%,
 2/1/2008.............................    225,000      201,375
Liberty Group Publishing 0%
 (11-5/8%**), 2/1/2009................    400,000      225,000
NBC Acquisition 0%
 (10-3/4%**), 2/15/2009...............    420,000      226,800
Nebraska Book 8-3/4%,
 2/15/2008............................     40,000       35,400
Perry-Judd 10-5/8%, 12/15/2007........    190,000      171,950

                                         Principal
                                          Amount        Value
                                         ---------     -------
PRINTING AND
PUBLISHING (continued)
Regional Independent Media
 Group 10-1/2%, 7/1/2008..............    $250,000    $254,688
TDL Infomedia Holdings 0%
 (15-1/2%**), 10/15/2010+.............     600,000     324,000
TransWestern Holdings 0%
 (11-7/8%**), 11/15/2008..............     250,000     181,875
Von Hoffman Press 10-7/8%,
 5/15/2007+...........................     110,000     108,625
                                                    ----------
                                                     2,305,756
                                                    ----------
RETAILING -- 1.7%
Central Tractor 10-5/8%, 4/1/2007.....     140,000     129,500
Cole National Group 9-7/8%,
 12/31/2006...........................      25,000      18,750
Frank's Nursery & Crafts 10-1/4%,
 3/1/2008.............................     110,000      79,750
Musicland Group 9-7/8%,
 3/15/2008............................     140,000     130,200
TM Group Holdings 11%,
 5/15/2008............................     115,000     113,563
                                                    ----------
                                                       471,763
                                                    ----------
SEMICONDUCTORS -- 4.4%
Advanced Micro Devices 11%,
 8/1/2003.............................     485,000     486,213
Amkor Technology 10-1/2%,
 5/1/2009+............................     325,000     325,000
Asat Finance 12-1/2%,
 11/1/2006+...........................      35,000      37,800
Fairchild Semiconductor 10-3/8%,
 10/1/2007............................     130,000     134,225
Therma-Wave 10-5/8%,
 5/15/2004............................     185,000     191,475
                                                    ----------
                                                     1,174,713
                                                    ----------
TELECOMMUNICATIONS -- 11.5%
BTI Telecom 10-1/2%, 9/15/2007........     275,000     257,125
CapRock Communications 12%,
 7/15/2008............................     275,000     286,000
CapRock Communications 11-1/2%,
 5/1/2009.............................      65,000      66,706
Global Crossing Holding 9-1/2%,
 11/15/2009+..........................     300,000     297,000

----------

+  Rule 144A security.
*  Non-income producing security.
** Deferred interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                                   --P-44--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                            Principal
                                              Amount           Value
                                            ---------       -----------
TELECOMMUNICATIONS
(continued)
GlobeNet Communications 13%,
   7/15/2007+...................             $200,000       $   204,750
ICG Holdings 0% (11-5/8%**),
  3/15/2007.....................              250,000           163,750
Metromedia Fiber Network
  10%, 12/15/2009...............               90,000            92,700
NEXTLINK Communications
  12-1/2%, 4/15/2006............              400,000           433,000
NEXTLINK Communications
  10-3/4%, 6/1/2009.............              100,000           103,250
NEXTLINK Communications
  10-1/2%, 12/1/2009+...........               75,000            76,500
Talton Holdings 11%,
  6/30/2007.....................              155,000           148,025
Viatel 11-1/4%, 4/15/2008.......              115,000           114,713
Viatel 11-1/2%, 3/15/2009.......              175,000           178,061
Williams Communications
  10-7/8%, 10/1/2009............               50,000            52,500
World Access 13-1/4%,
  1/15/2008.....................              285,000           257,925
Worldwide Fiber 12%,
  8/1/2009+.....................              350,000           362,250
                                                              ---------
                                                              3,094,255
                                                              ---------
TEXTILE -- 0.2%
Supreme International 12-1/4%,
  4/1/2006......................               55,000            54,931
                                                              ---------
TRANSPORTATION -- 0.9%
Atlas Air 10-3/4%, 8/1/2005.....              225,000           230,625
                                                              ---------
UTILITIES -- 0.6%
Midland Cogeneration Venture
  11-3/4%, 7/23/2005............              140,000           152,836
                                                              ---------

WIRELESS TELEPHONY -- 4.2%
American Cellular 10-1/2%,
  5/15/2008.....................              175,000           194,688
Centennial Cellular 10-3/4%,
  12/15/2008....................              225,000           241,875
Nextel Communications 0%
  (10.65%**), 9/15/2007.........               95,000            71,250
Nextel Communications 9-3/8%,
  11/15/2009+...................               90,000            88,650

                                             Principal
                                              Amount
                                             of Shares          Value
                                             ---------         --------
WIRELESS TELEPHONY
(continued)
Powertel 11-1/8%, 6/1/2007......              $190,000      $   199,500
Price Communications Wireless
  11-3/4%, 7/15/2007............               300,000          328,500
                                                            -----------
                                                              1,124,463
                                                            -----------
 Total Corporate Bonds
  (Cost $24,800,828)............                             21,695,433
                                                            -----------
PREFERRED STOCKS -- 8.7%
BROADCASTING -- 1.3%
Capstar Broadcasting
  Partnership 12%...............                 1,135 shs.     128,539
Cumulus Media 13-3/4%...........                    60           67,350
Sinclair Capital 11-5/8%........                 1,500          145,875
                                                            -----------
                                                                341,764
                                                            -----------
CABLE SYSTEMS AND
SATELLITE VIDEO -- 0.9%
Pegasus Communications
  (Series A) 12-3/4%............                   178          187,345
Pegasus Communications
  (units) 12-3/4%...............                    50           55,750
                                                            -----------
                                                                243,095
                                                            -----------
CELLULAR -- 1.1%
Dobson Communications 13%.......                    63           68,827
Rural Cellular 11-3/8%..........                   227          233,243
                                                            -----------
                                                                302,070
                                                            -----------
COMMUNICATIONS
INFRASTRUCTURE -- 0.7%
Crown Castle International
  12-3/4%.......................                   174          180,525
                                                            -----------
CONTRACT
MANUFACTURING/
CIRCUIT BOARDS -- 0.2%
MCMS 12-1/2%....................                 1,531           64,685
                                                            -----------
HEALTH CARE/MEDICAL
PRODUCTS -- 0.2%
River Holding 11-1/2%...........                   979           58,985
                                                            -----------

 --------
+  Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                                   --P-45--

             Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                     Shares              Value
                                   ----------          ----------
INDUSTRIAL/
MANUFACTURING -- 0.4%
Day International Group 12-1/4%..         132          $  102,768
                                                       ----------
PRINTING AND
PUBLISHING -- 0.9%
Liberty Group Publishing
 14-3/4%.........................      11,017             245,128
                                                       ----------
TELECOMMUNICATIONS -- 2.1%
Global Crossing Holding
 10-1/2%.........................       2,500             251,875
IXC Communications 12-1/2%.......         182             200,655
Nextlink
 Communications 14%..............       1,948             104,705
                                                       ----------
                                                          557,235
                                                       ----------
WIRELESS TELEPHONY -- 0.9%
Nextel Communications 11-1/8%....         253             253,632
                                                       ----------
Total Preferred Stocks
 (Cost $2,499,008)...............                       2,349,887
                                                       ----------
CONVERTIBLE
PREFERRED STOCKS -- 0.5%
INTERNET AND RELATED -- 0.2%
Verio 6-3/4%+....................         710              40,115
                                                       ----------
TELECOMMUNICATIONS -- 0.3%
Global Crossing 7%+..............         305              85,934
                                                       ----------
Total Convertible
 Preferred Stocks
 (Cost $111,750).................                         126,049
                                                       ----------

                                Shares, Rights
                                 or Warrants             Value
                                --------------         ----------
COMMON STOCKS/RIGHTS/
WARRANTS -- 2.3%

BROADCASTING -- 1.0%
AMFM*............................       3,500 shs.     $  273,875
                                                       ----------
ENERGY -- 0.1%
Abraxas Petroleum*...............       8,942 rts.            898
Abraxas Petroleum................       8,943 shs.          8,384
                                                       ----------
                                                            9,282
                                                       ----------
TELECOMMUNICATIONS -- 0.1%
Splitrock Services (Warrants
 expiring 7/15/2008)*............         300 wts.          5,962
World Access.....................         895 shs.         17,229
                                                       ----------
                                                           23,191
                                                       ----------
WIRELESS TELEPHONY -- 1.1%
Price Communications.............      11,000             305,938
                                                       ----------
Total Common Stocks/Rights/
 Warrants (Cost $320,967) .......                         612,286
                                                       ----------
REPURCHASE
AGREEMENTS -- 3.7%
 (Cost $1,000,000) ..............                       1,000,000
                                                       ----------
Total Investments -- 95.9%
 (Cost $28,732,553) .............                      25,783,655

Other Assets
 Less Liabilities -- 4.1% .......                       1,108,353
                                                      -----------
Net Assets -- 100.0% ............                     $26,892,008
                                                      ===========

---------
+  Rule 144A security.
*  Non-income producing security.
See Notes to Financial Statements.

                                   --P-46--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO
                                           Shares      Value
                                         ----------  ----------
COMMON STOCKS -- 64.3%
AEROSPACE/DEFENSE -- 0.4%
General Dynamics.......................         600  $   31,650
                                                     ----------
AUTOMOTIVE AND RELATED -- 1.6%
DaimlerChrysler........................         899      70,347
Ford Motor.............................       1,300      69,469
                                                     ----------
                                                        139,816
                                                     ----------

CHEMICALS -- 0.8%
duPont (E.I.) de Nemours...............       1,000      65,875
                                                     ----------
COMMUNICATIONS -- 5.2%
AT&T...................................       2,600     131,950
GTE....................................       1,300      91,731
MCI WorldCom*..........................       1,800      95,456
SBC Communications.....................       2,679     130,601
                                                     ----------
                                                        449,738
                                                     ----------
COMMUNICATIONS
EQUIPMENT -- 1.7%
Lucent Technologies....................       1,100      82,294
Nortel Networks........................         600      60,600
                                                     ----------
                                                        142,894
                                                     ----------
COMPUTER AND BUSINESS
SERVICES -- 13.3%
America Online*........................         700      52,806
Applied Materials*.....................       1,100     139,322
Cisco Systems*.........................       1,200     128,512
Dell Computer*.........................       1,200      61,162
Electronic Data Systems................       1,850     123,834
Hewlett-Packard........................         500      56,969
Intel..................................       1,800     148,106
International Business
 Machines..............................       1,000     108,000
Microsoft*.............................       2,600     303,469
Xerox..................................       1,000      22,689
                                                     ----------
                                                      1,144,869
                                                     ----------
CONSUMER GOODS
AND SERVICES -- 7.9%
Anheuser-Busch.........................         900      63,787
Bestfoods..............................       1,400      73,587
Clorox.................................       1,500      75,563
Coca-Cola..............................       1,000      58,250
ConAgra................................       2,400      54,150
Gillette...............................       1,500      61,781

                                             Shares     Value
CONSUMER GOODS                              --------  ---------
AND SERVICES (continued)
PepsiCo................................       2,300  $   81,075
Philip Morris..........................       2,100      48,694
Procter & Gamble.......................         900      98,606
Sara Lee...............................       2,800      61,775
                                                     ----------
                                                        677,268
                                                     ----------
DRUGS AND HEALTH
CARE -- 6.1%
Abbott Laboratories....................       1,500      54,469
American Home Products.................       1,900      74,931
Baxter International...................       1,000      62,813
Bristol-Myers Squibb...................       1,000      64,188
Johnson & Johnson......................       1,000      93,125
Merck..................................       1,200      80,475
Pfizer.................................       1,300      42,169
Schering-Plough........................       1,200      50,625
                                                     ----------
                                                        522,795
                                                     ----------
ELECTRIC AND GAS
UTILITIES -- 1.8%
Unicom.................................       1,600      53,600
Williams Companies (The)...............       3,200      97,800
                                                     ----------
                                                        151,400
                                                     ----------
ELECTRICAL
EQUIPMENT -- 2.9%
Honeywell International................         900      51,919
General Electric.......................       1,300     201,175
                                                     ----------
                                                        253,094
                                                     ----------
ELECTRONICS -- 1.3%
Agilent Technologies*..................         800      61,850
Raytheon (Class B)*....................       1,800      47,813
                                                     ----------
                                                        109,663
                                                     ----------
ENERGY -- 4.5%
BP Amoco plc (ADRs)
 (United Kingdom)......................       1,400      83,037
Exxon Mobil............................       1,792     144,368
Royal Dutch Petroleum
 (Netherlands).........................       1,400      84,613
Schlumberger...........................       1,200      67,500
Transocean Sedco Forex.................         232       7,842
                                                     ----------
                                                        387,360
                                                     ----------
---------
* Non-income producing security
See Notes to Financial Statements.

                                   --P-47--

                           Seligman Portfolios, Inc.
---------------------------------------------------------------
Portfolios of Investments (continued)
---------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO
                                         Shares or
                                         Principal
                                           Amount           Value
                                         ----------       ----------
FINANCE AND
INSURANCE -- 9.9%
American General.......................       1,400 shs.  $  106,225
American International Group...........         875           94,609
Bank of America........................       2,421          121,504
Bank of New York.......................       3,100          124,000
Chubb..................................         900           50,681
Citigroup..............................       2,100          116,681
Fannie Mae.............................       1,100           68,681
Mellon Financial.......................       2,100           71,531
Merrill Lynch..........................         500           41,750
Morgan (J.P.)..........................         450           56,981
                                                          ----------
                                                             852,643
                                                          ----------
MACHINERY AND INDUSTRIAL
 EQUIPMENT -- 2.0%
United Technologies....................       2,700          175,500
                                                          ----------
OFFICE EQUIPMENT -- 0.6%
Pitney Bowes...........................       1,100           53,144
                                                          ----------
PAPER AND FOREST
 PRODUCTS -- 0.8%
Mead...................................       1,500           65,156
                                                          ----------
PUBLISHING -- 0.6%
Gannett................................         600           48,937
                                                          ----------
RETAIL TRADE -- 2.7%
May Department Stores..................       1,650           53,213
Wal-Mart Stores........................       2,600          179,725
                                                          ----------
                                                             232,938
                                                          ----------
TRANSPORTATION -- 0.2%
United Parcel Service
 (Class B).............................         300           20,700
                                                          ----------
Total Common Stocks
 (Cost $5,084,473) ....................                    5,525,440
                                                          ----------
CORPORATE BONDS -- 22.0%
AUTOMOTIVE AND
RELATED --1.1%
Dana 6-1/2%, 3/1/2009..................    $100,000           91,129
                                                          ----------

                                           Principal
                                             Amount          Value
                                           ---------      ----------
CHEMICALS -- 1.2%
Lyondell Chemical 9-5/8%,
 5/1/2007.............................      $100,000        $102,750
                                                          ----------
COMMUNICATIONS -- 1.9%
AT&T Canada 7.65%,
 9/15/2006............................        50,000          49,846
Qwest Communications 0%,
 10/15/2007...........................        50,000          40,750
US West Communications
 7.20%, 11/1/2004.....................        75,000          74,632
                                                          ----------
                                                             165,228
                                                          ----------
COMPUTER AND BUSINESS
SERVICES -- 2.1%
Dell Computer 6.55%,
 4/15/2008............................       100,000          93,844
First Data 5.8%, 12/15/2008...........       100,000          88,195
                                                          ----------
                                                             182,039
                                                          ----------
DIVERSIFIED -- 0.8%
Textron 6-3/8%, 7/15/2004.............        70,000          67,586
                                                          ----------
DRUGS AND HEALTHCARE -- 2.8%
American Home Products
 7.90%, 2/15/2005.....................        75,000          77,043
Boston Scientific
 6-5/8%, 3/15/2005....................        75,000          69,188
Guidant 6.15%, 2/15/2006..............       100,000          92,364
                                                          ----------
                                                             238,595
                                                          ----------
ENERGY -- 1.1%
Phillips Petroleum
 6-3/8%, 3/30/2009....................       100,000          92,607
                                                          ----------
FINANCE AND
INSURANCE -- 7.3%
Allstate 7.20%, 12/1/2009.............        75,000          72,959

-----------
* Non-income producing security
See Notes to Financial Statements.

                                  --P-48--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                              December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)

                                        Principal
                                          Amount     Value
                                        ---------  ----------
FINANCE AND
INSURANCE (continued)
Associates Corp. of North
 America 5-3/4%, 11/1/2003..........     $100,000  $   95,292
Bank of New York
 7.30%, 12/1/2009...................       75,000      73,607
Dime Bancorp 7%, 7/25/2001..........       50,000      49,322
First USA Bank
 6-1/8%, 6/25/2001..................      100,000      99,076
Ford Motor Credit
 5.8%, 1/12/2009....................      100,000      88,900
Heller Financial
 6.50%, 7/22/2002...................       55,000      54,012
Household Finance
 6%, 5/1/2004.......................      100,000      95,042
                                                   ----------
                                                      628,210
                                                   ----------
INDUSTRIAL GOODS AND
SERVICES -- 0.4%
Deere 6.55%, 7/14/2004..............       40,000      38,905
                                                   ----------
MEDIA -- 0.5%
CSC Holdings
 7.25%, 7/15/2008...................       50,000      47,625
                                                   ----------
RETAIL TRADE -- 2.0%
Nordstrom 5-5/8%, 1/15/2009.........       50,000      43,459
Staples 7-1/8%, 8/15/2007...........       75,000      71,541
Wal-Mart 6.55%, 8/10/2004...........       55,000      54,143
                                                   ----------
                                                      169,143
                                                   ----------
TRANSPORTATION -- 0.8%
Delta Air Lines
 7.70%, 12/15/2005..................       75,000      73,847
                                                   ----------
Total Corporate Bonds
 (Cost $1,978,459)..................                1,897,664
                                                   ----------


                                        Principal
                                          Amount     Value
                                        ---------  ----------
US GOVERNMENT AND
GOVERNMENT
AGENCY SECURITIES -- 12.3%
FHLMC GOLD
 5-1/2%, 7/1/2013+..................     $277,637  $  258,145
Federal National Mortgage
 Association:+
 6%, 11/1/2010......................       91,805      88,573
 6%, 12/1/2028......................      190,343     174,323
Government National Mortgage
 Association, Mortgage-backed
 Pass-through Certificates:+
 6%, 12/20/2028.....................      192,124     174,455
 6-1/2%, 12/15/2028.................      285,753     268,520
US Government Gtd. Title XI
 (Bay Transportation)
 7.30%, 6/1/2021....................       93,000      90,951
                                                   ----------
Total US Government
 and Government
 Agency Securities
 (Cost $1,125,071) .................                1,054,967
                                                   ----------
ASSET-BACKED
SECURITIES+ -- 2.0%
ELECTRIC AND GAS
UTILITIES -- 1.1%
Peco Energy
 6.05%, 3/1/2009 ...................      100,000      93,461
PP&L Transition
 6.83%, 3/25/2007 ..................       75,000      74,597
                                                   ----------
Total Asset-Backed Securities
 (Cost $174,857) ...................                  168,058
                                                   ----------
Total Investments -- 100.6%
 (Cost $8,362,860) .................                8,646,129

Other Assets
 Less Liabilities -- (0.6)% ........                  (51,615)
                                                    ----------
Net Assets -- 100.0% ...............                $8,594,514
                                                    ==========

-----------
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

                                   --P-49--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN INTERNATIONAL GROWTH PORTFOLIO

                                                  Shares    Value
                                                 --------  --------
COMMON STOCKs -- 97.3%
AUSTRALIA -- 1.1%
Colonial (Financial Services)..............        16,800  $ 75,126
Rio Tinto (Metals).........................         1,100    23,635
Telstra (Telecommunications)...............         2,400    13,049
                                                           --------
                                                            111,810
                                                           --------
FINLAND -- 3.1%
Nokia (Telecommunications).................         1,201   217,801
Sonera Group
 (Telecommunications)......................         1,500   102,841
                                                           --------
                                                            320,642
                                                           --------
FRANCE -- 10.5%
Aventis* (Drugs and
 Health Care)..............................         2,143   123,515
AXA-UAP (Insurance)........................           887   123,682
Banque Nationale de Paris
 (Banking).................................         1,334   123,111
Cap Gemini (Business Services).............           453   115,012
Castorama Dubois
 Investments (Retailing)...................           251    76,371
STMicroelectronics (Electronics)...........           661   101,758
TOTAL Fina (B Shares)
 (Resources)...............................         1,342   179,149
Valeo (Manufacturing)......................         1,078    83,193
Vivendi (Industrial Goods and
 Services).................................         1,628   147,045
                                                          ---------
                                                          1,072,836
                                                          ---------

GERMANY -- 10.7%
Bayerische Hypo-und
 Vereinsbank (Banking).....................         1,534   104,785
Bayerische Motoren Werke
 "BMW" (Automotive
 and Related)..............................         2,947    90,409
Celanese* (Chemicals)......................           156     2,892
Deutsche Bank (Banking)....................         1,305   110,508
Deutsche Telekom
 (Telecommunications)......................         2,260   159,045
Epcos* (Telecommunications)................         1,055    78,656
Mannesmann (Industrial
 Goods and Services).......................           699   169,300
Siemens (Manufacturing)....................         1,145   146,506
Thyssen Krupp (Manufacturing)..............         4,430   137,244
Veba (Utilities)...........................         1,884    92,059
                                                          ---------
                                                          1,091,404
                                                          ---------

                                                  Shares    Value
                                                 --------  --------
GREECE -- 1.0%
Hellenic Telecommunications
 Organization
 (Telecommunications)......................         2,700  $ 64,162
National Bank of Greece (GDRs)*+
 (Banking).................................         2,860    40,219
                                                           --------
                                                            104,381
                                                           --------
IRELAND -- 0.6%
Bank of Ireland (Banking)..................         8,000    63,674
                                                           --------
ITALY -- 3.5%
Banca Popolare di Brescia
 (Banking).................................         1,759   155,687
ENI (Resources)............................        17,186    94,539
Unicredito Italiano (Financial
 Services).................................        23,208   114,105
                                                           --------
                                                            364,331
                                                           --------
JAPAN -- 23.2%
ACOM (Financial Services)..................         1,200   117,465
Asahi Bank (Banking).......................        19,000   117,055
Asahi Breweries (Consumer
 Products).................................         5,000    54,665
Asahi Chemical Industry
 (Chemicals)...............................        15,000    77,010
Bridgestone (Automotive and
 Related)..................................         2,000    44,004
Fujitsu (Electronics)......................         2,000    91,140
Itochu Techno-Science
 (Business Services).......................           400   249,169
Marusan Securities
 (Financial Services)......................        11,000    62,605
Mitsui Chemicals (Chemicals)...............         8,000    64,385
Namco (Entertainment and
 Leisure)..................................         2,400   155,369
Nippon Steel (Metals)......................        34,000    79,464
Nippon Telegraph &
 Telephone "NTT"
 (Telecommunications)......................             7   119,793
Nippon Television Network
 (Media)...................................           110   129,083
NTT Mobile Communication
 Network "NTT DoCoMo"
 (Telecommunications)......................             4   153,726

-------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                                   --P-50--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                              December 31, 1999
--------------------------------------------------------------------------------

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO (continued)

                                    Shares    Value
                                    ------  ---------
JAPAN (continued)
Oracle (Business Services)........     300   $139,351
Oriental Land (Entertainment
 and Leisure).....................   1,600    137,375
Rinnai (Manufacturing)............   5,000     92,900
Sony (Consumer Products)..........     600    177,782
THK (Industrial Goods and
 Services)........................   2,000     80,774
Toshiba (Electronics).............  16,000    122,042
Uny (Retail)......................   5,000     48,846
Yamaha Motor (Automotive
 and Related).....................   9,000     62,312
                                            ---------
                                            2,376,315
                                            ---------
NETHERLANDS -- 9.9%
Akzo Nobel (Health and
 Household).......................   2,264    113,593
Equant* (Business Services).......     811     92,085
Fortis (Financial Services).......   3,587    129,197
ING Groep (Insurance).............   2,071    125,067
Koninklijk (Royal) Philips
 Electronics (Electronics)........     878    119,419
Numico (Consumer Products)........   2,146     80,084
Royal Dutch Petroleum
 (Resources)......................   1,341     82,212
Unilever (Consumer Products)......   1,219     67,351
VNU (Publishing)..................   2,562    134,688
Wolters Kluwer (Publishing).......   2,080     70,412
                                            ---------
                                            1,014,108
                                            ---------
SOUTH KOREA -- 0.5%
Samsung Electronics
  (Electronics)...................     213     49,897
                                            ---------
SPAIN -- 4.1%
Banco Bilbao Vizcaya*
 (Banking)........................   5,511     78,510
Banco Santander Central
 Hispano (Banking)................  10,113    114,523
Iberdrola (Electronics)...........   5,573     77,260
Telefonica
  (Telecommunications)............   6,221    155,437
                                            ---------
                                              425,730
                                            ---------

                                    Shares    Value
                                    ------    -----
Sweden -- 1.6%
Electrolux (Series B)
 (Consumer Products)..............   3,962   $ 99,633
L.M. Ericsson Telefon (Series B)
 (Telecommunications).............   1,000     64,278
                                             --------
                                              163,911
                                             --------
SWITZERLAND -- 8.3%
ABB (Industrial Goods and
 Services)........................   1,088    133,204
Clariant (Chemicals)..............     188     89,704
Credit Suisse Group (Financial
 Services)........................     258     51,334
Novartis (Health and
 Household).......................      86    126,402
Roche Holding (Health and
 Household).......................      10    118,816
Swisscom
 (Telecommunications).............     239     96,760
UBS (Banking).....................     433    117,049
Zurich Allied (Insurance).........     204    116,447
                                             --------
                                              849,716
                                             --------
UNITED KINGDOM -- 19.2%
Allied Zurich (Insurance).........   7,500     89,076
AstraZeneca (Drugs and
 Health Care).....................   2,497    105,632
BP Amoco (Resources)..............  16,178    163,217
British American Tobacco
 (Tobacco)........................   9,000     50,424
British Telecommunications
 (Telecommunications).............   6,000    145,629
Bunzl (Manufacturing).............  13,500     74,489
Cable & Wireless
 (Telecommunications).............   4,000     67,766
FKI* (Industrial Goods and
 Services)........................  24,000     94,757
Glaxo Wellcome (Drugs and
 Health Care).....................   5,000    141,907
Granada Group (Entertainment
 and Leisure).....................  12,500    126,212
Laporte (Chemicals)...............   6,000     52,426
Lloyds TSB Group (Banking)........   8,000    100,063
Next (Consumer Products)..........   7,000     67,281

------------
* Non-income producing security.

See Notes to Financial Statements.

                                   --P-51--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                     Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO (continued)


                                       Shares     Value
                                       ------  -----------
United Kingdom (continued)
Railtrack Group (Transportation).....   5,000  $    82,119
Reckitt Benckisen (Health and
   Household)........................   6,000       56,699
Royal Bank of Scotland
   (Banking).........................   6,800      120,374
Scottish & Newcastle
   (Consumer Products)...............   8,000       56,180
SmithKline Beecham (Health
   and Household)....................   6,700       85,321
United Utilities (Utilities).........   8,500       88,231
WPP Group (Media)....................  12,500      197,206
                                               -----------
                                                 1,965,009
                                               -----------

                                                  Value
                                               -----------
Total Investments -- 97.3%
   (Cost $7,452,649).................          $ 9,973,764

Other Assets
   Less Liabilities -- 2.7%..........              274,725
                                               -----------

Net Assets -- 100.0%.................          $10,248,489
                                               ===========

----------------------------------------------------------
SELIGMAN LARGE-CAP GROWTH PORTFOLIO
                                       Shares     Value
                                       ------  -----------
COMMON STOCKS -- 87.6%
CAPITAL GOODS -- 9.9%
Corning..............................     700  $    90,256
General Electric.....................   1,050      162,488
Honeywell International..............     550       31,728
Tyco International...................   2,000       77,750
                                               -----------
                                                   362,222
                                               -----------
COMMUNICATIONS
SERVICES -- 5.4%
Lucent Technologies..................   1,000       74,812
MCI WorldCom*........................   2,325      123,298
                                               -----------
                                                   198,110
                                               -----------
COMPUTER AND BUSINESS
SERVICES -- 0.6%
International Business Machines......     200       21,600
                                               -----------
CONSUMER
CYCLICALS -- 10.0%
Carnival.............................   1,100       52,594
Dayton Hudson........................     600       44,062
Harley-Davidson......................     450       28,828
Home Depot...........................     600       41,137
Interpublic Group of
   Companies.........................     300       17,306
Newell Rubbermaid....................   1,300       37,700
Wal-Mart Stores......................   2,100      145,163
                                               -----------
                                                   366,790
                                               -----------

                                       Shares      Value
                                       ------  -----------
CONSUMER STAPLES -- 12.4%
CBS*.................................   1,150  $    73,528
Charter Communications...............     500       10,937
Coca-Cola............................   2,350      136,888
Colgate-Palmolive....................     600       39,000
Disney (Walt)........................   1,000       29,250
McDonald's...........................   1,000       40,312
Procter & Gamble.....................     900       98,606
Time Warner..........................     350       25,353
                                               -----------
                                                   453,874
                                               -----------
ENERGY -- 4.0%
Enron................................   1,700       75,438
Schlumberger.........................   1,150       64,688
Transocean Sedco Forex...............     223        7,516
                                               -----------
                                                   147,642
                                               -----------
ELECTRONIC
TECHNOLOGY -- 10.4%
Agilent Technologies*................     300       23,194
Broadcom (Class A)*..................     100       27,234
Cisco Systems*.......................     900       96,384
Dell Computer*.......................   1,000       50,969
Intel................................     800       65,825
Micron Technology*...................     600       46,650
Sun Microsystems*....................     200       15,481
Veritas Software*....................     150       21,464
Xilinx*..............................     800       36,375
                                               -----------
                                                   383,576
                                               -----------

-----------
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-52--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                               December 31, 1999
--------------------------------------------------------------------------------

SELIGMAN LARGE-CAP GROWTH PORTFOLIO (continued)

                                                        Shares    Value
                                                        ------  ----------
FINANCIAL SERVICES -- 3.4%
American International Group..........................     625  $   67,578
Citigroup.............................................     550      30,559
Wells Fargo...........................................     650      26,284
                                                                ----------
                                                                   124,421
                                                                ----------
HEALTH CARE -- 4.5%
Amgen.................................................     400      24,013
McKesson HBOC.........................................   1,100      24,819
Medtronic.............................................   1,200      43,725
Merck.................................................     500      33,531
Pfizer................................................   1,250      40,547
                                                                ----------
                                                                   166,635
                                                                ----------
PHARMACEUTICAL -- 2.3%
Johnson & Johnson.....................................     400      37,250
Lilly (Eli)...........................................     700      46,550
                                                                ----------
                                                                    83,800
                                                                ----------
TECHNOLOGY -- 21.0%
America Online*.......................................   1,000      75,438
BMC Software*.........................................     600      47,962

                                                        Shares    Value
                                                        ------  ----------
TECHNOLOGY (continued)
Computer Associates International.....................   1,100  $   76,931
Compuware*............................................   1,900      70,716
Microsoft*............................................   1,800     210,094
Motorola..............................................     650      95,713
Nokia (ADRs) (Finland)................................     400      76,000
Oracle*...............................................     500      56,016
Siebel Systems*.......................................     200      16,825
Yahoo!*...............................................     100      43,272
                                                                ----------
                                                                   768,967
                                                                ----------
UTILITIES -- 3.7%
AES*..................................................   1,800     134,550
                                                                ----------
Total Investments -- 87.6%
   (Cost $2,592,479)..................................           3,212,187

Other Assets
   Less Liabilities -- 12.4%..........................             456,187
                                                                ----------
Net Assets -- 100.0%..................................          $3,668,374
                                                                ==========

--------------------------------------------------------------------------------
SELIGMAN LARGE-CAP VALUE PORTFOLIO

                                                        Shares    Value
                                                        ------  ----------
COMMON STOCKS -- 97.8%
AEROSPACE -- 6.7%
Goodrich (B.F.).......................................   7,000  $  192,500
United Technologies...................................   3,000     195,000
                                                                ----------
                                                                   387,500
                                                                ----------
AUTOMOTIVE AND RELATED -- 7.0%
Ford Motor............................................   4,100     219,094
General Motors........................................   2,500     181,719
                                                                ----------
                                                                   400,813
                                                                ----------
BANKING -- 9.4%
Bank of America.......................................   3,205     160,851
Bank of New York......................................   5,000     200,000
Summit Bancorp........................................   6,000     183,750
                                                                ----------
                                                                   544,601
                                                                ----------
CHEMICALS -- 2.3%
Dow Chemical..........................................   1,000     133,625
                                                                ----------

                                                        Shares     Value
                                                        ------  ----------
DRUGS AND HEALTH
CARE -- 9.4%
American Home Products................................   1,900  $   74,931
Bristol-Myers Squibb..................................   2,200     141,212
Humana*...............................................  20,000     163,750
United Healthcare.....................................   3,000     159,375
                                                                ----------
                                                                   539,268
                                                                ----------
ENERGY -- 4.1%
El Paso Energy........................................   1,900      73,744
Texaco................................................   3,000     162,938
                                                                ----------
                                                                   236,682
                                                                ----------
FINANCE AND
INSURANCE -- 19.8%
Allstate..............................................   7,000     168,000
AXA Financial.........................................   6,400     216,800
Citigroup.............................................   3,900     216,694

_________
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-53--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------

SELIGMAN LARGE-CAP VALUE PORTFOLIO (continued)

                                                  Shares    Value
                                                  ------  ----------
FINANCE AND
INSURANCE (continued)
Fannie Mae......................................   2,600  $  162,337
St. Paul Companies..............................   7,000     235,813
Washington Mutual...............................   5,425     141,050
                                                          ----------
                                                           1,140,694
                                                          ----------
FOOD -- 6.6%
ConAgra.........................................   1,200      27,075
Dole Food.......................................   8,500     138,125
Safeway*........................................   6,000     213,375
                                                          ----------
                                                             378,575
                                                          ----------

HOUSEHOLD PRODUCTS
AND FURNISHINGS -- 8.8%
Armstrong World Industries......................   3,600     120,150
Dial............................................   7,400     179,912
Kimberly-Clark..................................   3,200     208,800
                                                          ----------
                                                             508,862
                                                          ----------
MEDICAL PRODUCTS AND
TECHNOLOGY -- 7.1%
Baxter International............................   3,000     188,438
Medtronic.......................................   6,000     218,625
                                                          ----------
                                                             407,063
                                                          ----------

                                                  Shares    Value
                                                  ------  ----------
PACKAGING -- 3.1%
Crown Cork & Seal...............................   8,000  $  179,000
                                                          ----------
PAPER AND FOREST
PRODUCTS -- 8.1%
Champion International..........................   3,700     229,169
Georgia-Pacific Group...........................   4,700     238,525
                                                          ----------
                                                             467,694
                                                          ----------
RETAIL TRADE -- 2.6%
Tandy...........................................   3,000     147,562
                                                          ----------
TOBACCO -- 2.8%
Philip Morris...................................   6,850     158,834
                                                          ----------
Total Investments -- 97.8%
 (Cost $5,840,799)..............................           5,630,773

Other Assets
 Less Liabilities -- 2.2%.......................             127,107
                                                          ----------
Net Assets -- 100.0%............................          $5,757,880
                                                          ==========

--------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE PORTFOLIO

                                                  Shares    Value
                                                  ------  ----------
COMMON STOCKS -- 99.1%
ADVERTISING -- 3.6%
True North Communications.......................   3,500  $  156,406
                                                          ----------
APPAREL AND TEXTILES -- 2.8%
Cutter & Buck*..................................   8,000     121,500
                                                          ----------
APPLIANCES -- 3.9%
Windmere-Durable Holdings.......................  10,000     170,000
                                                          ----------
BANKING -- 4.7%
Bay View Capital................................   7,200     102,150
Commercial Federal..............................   6,000     106,875
                                                          ----------
                                                             209,025
                                                          ----------

                                                  Shares    Value
                                                  ------  ----------
BUILDING AND
CONSTRUCTION -- 3.0%
Dal-Tile International*.........................  13,000  $  131,625
                                                          ----------
BUSINESS SERVICES -- 3.4%
Complete Business Solutions*....................   6,000     150,562
                                                          ----------
CAPITAL GOODS -- 1.3%
Apogee Enterprises..............................  11,000      55,344
                                                          ----------
CONSUMER GOODS AND
SERVICES -- 4.8%
Fresh Del Monte Produce.........................  11,000      99,000
Rent-Way*.......................................   6,000     112,125
                                                          ----------
                                                             211,125
                                                          ----------

____________
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-54--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                              December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE PORTFOLIO (continued)

                                                 Shares    Value
                                                 -------  --------
DISTRIBUTORS -- 2.5%
Cubic..........................................    5,050  $110,469
                                                         ---------
DRUGS AND
HEALTHCARE -- 7.2%
Apria Healthcare Group.........................    8,000   143,500
Omnicare.......................................   15,000   180,000
                                                         ---------
                                                           323,500
                                                         ---------
FINANCE AND
INSURANCE -- 2.6%
Liberty Financial..............................    5,000   114,688
                                                         ---------
LEISURE AND RELATED -- 3.8%
Harman International Industries................    3,000   168,375
                                                         ---------
MACHINERY -- 3.0%
Stewart & Stevenson Services...................   11,000   130,281
                                                         ---------
MANUFACTURING -- 3.3%
Mueller Industries*............................    4,000   145,000
                                                         ---------
MEDICAL PRODUCTS AND
TECHNOLOGY -- 4.1%
Pharmacopeia...................................    8,000   180,750
                                                         ---------
OIL AND GAS -- 8.6%
Marine Drilling*...............................    7,000   157,063
Midcoast Energy Resources......................    5,000    83,750
Valero Energy..................................    7,000   139,125
                                                         ---------
                                                           379,938
                                                         ---------
PACKAGING/
CONTAINERS -- 4.7%
American National Can Group....................    8,000   104,000
Applied Extrusion Technologies*................   16,000   101,000
                                                         ---------
                                                           205,000
                                                         ---------


                                                 Shares   Value
                                                -------- ---------

PLASTICS -- 2.2%
Lamson & Sessions*............................    19,500  $ 95,062
                                                         ---------
PRINTING AND
PUBLISHING -- 2.0%
Cadmus Communications.........................    10,050    86,053
                                                         ---------
RESTAURANTS -- 2.1%
Jack In The Box................................    4,450    92,059
                                                         ---------
RETAIL TRADE -- 15.7%
Abercrombie & Fitch (Class A)*.................    4,000   106,750
Fred's.........................................   10,500   167,016
Stage Stores*..................................   25,000    57,813
Trans World Entertainment......................   10,500   109,594
Urban Outfitters*..............................    6,500   189,719
The Wet Seal (Class A)*........................    5,000    61,406
                                                         ---------
                                                           692,298
                                                         ---------
SPECIALTY METALS/
STEEL -- 4.5%
AK Steel Holding...............................    6,000   113,250
Olympic Steel*.................................   18,000    85,781
                                                         ---------
                                                           199,031
                                                         ---------
TRANSPORTATION -- 5.3%
ABC-NACO*......................................    9,000    74,812
Pittston BAX Group.............................   15,000   159,375
                                                         ---------
                                                           234,187
                                                         ---------
Total Investments -- 99.1%
 (Cost $4,457,997).............................          4,362,278

Other Assets
 Less Liabilities -- 0.9%......................             41,090
                                                         ---------
Net Assets-- 100.0% ...........................         $4,403,368
                                                         =========

-----------
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-55--

-------------------------------------------------------------------------------
Statements of Assets and Liabilities
-------------------------------------------------------------------------------

                                                                           Seligman       Seligman        Seligman
                                                            Seligman         Cash          Common      Communications    Seligman
       Seligman                             Seligman        Capital       Management       Stock      and Information    Frontier
      Portfolio                               Bond         Portfolio       Portfolio     Portfolio       Portfolio       Portfolio
                                            ----------   --------------   -----------   -----------   ---------------   -----------
ASSETS:
Investments, at value (see
 portfolios of investments):
Long-term holdings .......................  $ 4,689,899     $26,329,995   $        --   $46,175,803      $203,557,361   $26,493,977
 Short-term holdings......................      500,000       2,100,000    16,653,704       500,000         9,800,000            --
                                            -----------     -----------   -----------   -----------      ------------   -----------
 Total Investments.........................   5,189,899      28,429,995    16,653,704    46,675,803       213,357,361    26,493,977
Cash.......................................      91,640         182,715       965,095            --                --            --
Interest and dividends receivable..........      72,867           7,602           370        64,156            10,368            --
Receivable for Capital Stock sold..........         100             190            --       675,093         1,183,367         2,487
Receivable from associated  companies......          --              --         7,346            --                --         2,816
 Receivable for securities sold............          --         219,211            --            --           193,059       482,973
                                            -----------     -----------   -----------   -----------     -------------   -----------
Total Assets...............................   5,354,506      28,839,713    17,626,515    47,415,052       214,744,155    26,982,253
                                            -----------     -----------   -----------   -----------     -------------   -----------

LIABILITIES:
Payable for Capital Stock  redeemed.......      382,249         669,270           664         1,855            53,245       428,815
 Payable to associated companies..........           97              --            --            --                --            --
Payable for securities purchased..........           --         555,114            --            --                --        62,014
Payable to custodian......................           --              --            --        63,564           535,369       745,381
Unrealized depreciation on
  foreign currencies and forward
 currency contracts.......................           --              --            --            --                --            --
Accrued expenses and other................       25,012          29,536        14,470        46,912           194,292        40,209
                                            -----------     -----------   -----------   -----------     -------------   -----------
Total Liabilities.........................      407,358       1,253,920        15,134       112,331           782,906     1,276,419
                                            -----------     -----------   -----------   -----------     -------------   -----------
Net Assets ...............................  $ 4,947,148     $27,585,793   $17,611,381   $47,302,721     $ 213,961,249   $25,705,834
                                            ===========     ===========   ===========   ===========     =============   ===========

COMPOSITION OF NET ASSETS:
Capital Stock, at par.....................  $       534     $     1,154   $    17,609   $     2,848     $       8,014   $     1,418
 Additional paid-in-capital...............    5,376,348      17,033,061    17,591,399    34,577,756       123,543,029    20,738,333
Undistributed net investment
  income  (loss)..........................       (6,147)         (6,209)           --         3,809            (3,542)       (3,266)
Undistributed/accumulated net
 realized gain (loss).....................     (228,598)      1,836,587         2,373     1,415,262        18,094,802      (429,784)
Net unrealized appreciation
 (depreciation) of investments............     (194,989)      8,721,200            --    11,303,046        72,318,946     5,399,133
 Net unrealized appreciation
 (depreciation) on translation
  of assets and liabilities
 denominated in foreign
 currencies and forward
 currency contracts.......................           --              --            --            --                --            --
                                            -----------     -----------   -----------   -----------     -------------   -----------
Net Assets ...............................  $ 4,947,148     $27,585,793   $17,611,381   $47,302,721     $ 213,961,249   $25,705,834
                                            ===========     ===========   ===========   ===========     =============   ===========
Shares of Capital Stock
 Outstanding ($.001 par value)............      533,565       1,154,036    17,609,008     2,848,031         8,013,532     1,417,839
                                            ===========     ===========   ===========   ===========     =============   ===========
Net Asset Value per Share.................  $      9.27     $     23.90   $      1.00   $     16.61     $       26.70   $     18.13
                                            ===========     ===========   ===========   ===========     =============   ===========

------------------------------------------------------------------------------
                               December 31, 1999
------------------------------------------------------------------------------

                                                            Seligman        Seligman      Seligman
                                            Seligman      Global Smaller     Global       High-Yield    Seligman
                                          Global Growth     Companies      Technology      Bond         Income
                                            Portfolio       Portfolio       Portfolio     Portfolio     Portfolio
                                            ----------   --------------   -----------   -----------   ---------------
ASSETS:
Investments, at value (see
 portfolios of investments):
Long-term holdings ....................... $11,683,115      $19,225,594   $21,603,734   $24,783,655      $  8,646,129
Short-term holdings.......................          --               --            --     1,000,000                --
                                            ----------      -----------   -----------   -----------   ---------------
Total Investments ........................  11,683,115       19,225,594    21,603,734    25,783,655         8,646,129
Cash......................................      62,707          275,570       285,405       590,403                --
Interest and dividends receivable.........       5,980           17,526         3,521       583,341            49,743
Receivable for Capital Stock sold.........     138,720           26,705       236,704           100               200
Receivable from associated
 companies................................       2,063               --            --            --                --
Receivable for securities sold............      97,927          109,516            --            --                --
                                            ----------      -----------   -----------   -----------   ---------------
Total Assets .............................  11,990,512       19,654,911    22,129,364    26,957,499         8,696,072
                                            ----------      -----------   -----------   -----------   ---------------

LIABILITIES:
Payable for Capital Stock
 redeemed.................................       1,021            1,541         1,795        29,973               348
Payable to associated companies...........          --            3,345         1,759           210             4,997
Payable for securities purchased..........      71,910           17,866            --            --                --
Payable to custodian......................          --               --            --            --            73,090
Unrealized depreciation on
 foreign currencies and forward
 currency contracts.......................       6,151            9,740         1,578            --                --
Accrued expenses and other................      22,677           53,773        36,885        35,308            23,123
                                            ----------      -----------   -----------   -----------   ---------------
Total Liabilities.........................     101,759           86,265        42,017        65,491           101,558
                                            ----------      -----------   -----------   -----------   ---------------
Net Assets ............................... $11,888,753      $19,568,646   $22,087,347   $26,892,008      $  8,594,514
                                            ==========      ===========   ===========   ===========   ===============

COMPOSITION OF NET ASSETS:
Capital Stock, at par.....................  $      653      $     1,120   $       806   $     2,803      $        867
Additional paid-in-capital................   7,231,177       13,791,658    11,896,605    31,995,085         8,293,951
Undistributed net investment
 income  (loss)...........................      (2,465)          (3,428)       (2,460)       (3,013)            3,035
Undistributed/accumulated net
 realized gain (loss).....................     129,308          502,186     1,072,509    (2,153,969)           13,392
Net unrealized appreciation
 (depreciation) of investments............   4,633,911        5,233,063     9,067,367    (2,948,898)          283,269
Net unrealized appreciation
 (depreciation) on translation
 of assets and liabilities
 denominated in foreign
 currencies and forward
 currency contracts.......................    (103,831)          44,047        52,520            --                --
                                            ----------      -----------   -----------   -----------   ---------------
Net Assets ............................... $11,888,753      $19,568,646   $22,087,347   $26,892,008      $  8,594,514
                                            ==========      ===========   ===========   ===========   ===============
Shares of Capital Stock
 Outstanding ($.001 par value)............     652,622        1,119,504       805,633     2,802,807           867,451
                                            ==========      ===========   ===========   ===========   ===============
Net Asset Value per Share.................      $18.22           $17.48        $27.42         $9.59             $9.91
                                            ==========      ===========   ===========   ===========   ===============

                                            Seligman            Seligman        Seligman      Seligman
                                          International         Large-Cap        Large-Cap     Small-Cap
                                             Growth              Growth            Value         Value
                                            Portofolio          Portfolio        Portfolio     Portfolio
                                           ----------        --------------   -----------  ------------
ASSETS:
Investments, at value (see
 portfolios of investments):
Long-term holdings ....................... $ 9,973,764       $ 3,212,187      $ 5,630,773   $ 4,362,278
Short-term holdings.......................          --               --               --            --
                                            ----------      -----------      -----------   -----------
Total Investments.........................   9,973,764        3,212,187        5,630,773     4,362,278
Cash......................................     276,028          353,327           59,237        19,679
Interest and dividends receivable.........      21,534            1,225           13,393           945
Receivable for Capital Stock sold.........       7,600            4,776            3,428        33,191
Receivable from associated
 companies................................         809            7,882               --            --
Receivable for securities sold............          --          109,233           94,028            --
                                            ----------      -----------      -----------   -----------
Total Assets .............................  10,279,735        3,688,630        5,800,859     4,416,093
                                            ----------      -----------      -----------   -----------

LIABILITIES:
Payable for Capital Stock
 redeemed.................................         409            2,084              246           169
Payable to associated companies...........          --               --               85           662
Payable for securities purchased..........          --            9,135           29,824            --
Payable to custodian......................          --               --               --            --
Unrealized depreciation on
 foreign currencies and forward
 currency contracts.......................       6,920               --               --            --
Accrued expenses and other................      23,917            9,037           12,824        11,894
Total Liabilities.........................      31,246           20,256           42,979        12,725
                                            ----------      -----------      -----------   -----------
Net Assets ............................... $10,248,489      $ 3,668,374      $ 5,757,880   $ 4,403,368
                                            ==========      ===========      ===========   ===========

COMPOSITION OF NET ASSETS:
Capital Stock, at par.....................  $      616      $       302      $       621   $       545
Additional paid-in-capital................   7,396,589        3,053,423        5,948,246     4,325,975
Undistributed net investment
 income  (loss)...........................      63,641             (304)            (968)       (1,003)
Undistributed/accumulated net
 realized gain (loss).....................     273,996           (4,755)          20,007       173,570
Net unrealized appreciation
 (depreciation) of investments............   2,631,816          619,708         (210,026)      (95,719)
Net unrealized appreciation
 (depreciation) on translation
 of assets and liabilities
 denominated in foreign
 currencies and forward
 currency contracts.......................    (118,169)              --               --            --
                                            ----------      -----------      -----------   -----------
Net Assets ............................... $10,248,489      $ 3,668,374      $ 5,757,880   $ 4,403,368
                                            ==========      ===========      ===========   ===========
Shares of Capital Stock
 Outstanding ($.001 par value)............     616,444          301,726          620,631       545,263
                                            ==========      ===========      ===========   ===========
Net Asset Value per Share.................      $16.63           $12.16            $9.28         $8.08
                                            ==========      ===========      ===========   ===========

[FN]
-------------------
See Notes to Financial Statements.

                                   --P-57--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Statements of Operations
--------------------------------------------------------------------------------

                                                                                                         Seligman
                                                                              Seligman     Seligman    Communications
                                                  Seligman      Seligman        Cash        Common          and          Seligman
                                                    Bond         Capital      Management     Stock      Information      Frontier
                                                  Portfolio     Portfolio     Portfolio    Portfolio     Portfolio       Portfolio
                                                 -----------   -----------   -----------  -----------  --------------   -----------
INVESTMENT INCOME:
Interest......................................   $   387,410   $    70,360   $   737,469  $   170,589  $      290,742   $    38,673
Dividends**...................................            --        65,824            --      866,227         209,037        34,633
                                                 -----------   -----------   -----------  -----------  --------------   -----------
Total Investment Income.......................       387,410       136,184       737,469    1,036,816         499,779        73,306
                                                 -----------   -----------   -----------  -----------  --------------   -----------

EXPENSES:
Management fee................................        25,174        87,388        59,121      227,424       1,069,705       203,535
Auditing fee..................................         6,312        11,818        19,227       23,961          51,332        13,790
Directors' fees and expenses..................         4,987         5,469         4,570        5,984           6,385         5,223
Custody and related services..................         2,207        12,269         6,416       17,894          60,475        26,087
Registration..................................         1,756         3,065         2,093        7,017          13,616         2,698
Shareholder reports and
 communications...............................         1,576         3,856         1,484        3,879          13,328         3,676
Legal fee.....................................         1,195         2,147         1,718        4,306           9,559         2,472
Miscellaneous.................................         1,715         2,849         1,550        5,511           8,603         3,147
                                                 -----------   -----------   -----------  -----------  --------------   -----------
Total Expenses Before Waiver/
 Reimbursement................................        44,922       128,861        96,179      295,976       1,233,003       260,628
Waiver/reimbursement of
 expenses.....................................        (7,167)           --       (96,179)          --              --        (2,816)
                                                 -----------   -----------   -----------  -----------  --------------   -----------
Total Expenses After Waiver/
 Reimbursement................................        37,755       128,861            --      295,976       1,233,003       257,812
                                                 -----------   -----------   -----------  -----------  --------------   -----------
Net Investment Income (Loss)..................       349,655         7,323       737,469      740,840        (733,224)     (184,506)
                                                 -----------   -----------   -----------  -----------  --------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments.......      (228,598)    7,533,936         1,233   10,832,866      50,179,223       693,862
Net realized loss from foreign
 currency transactions........................            --            --            --           --              --            --
Net change in unrealized
 appreciation/depreciation  of investments....      (454,121)    2,159,898            --   (4,409,218)     49,869,648     1,462,795
Net change in unrealized
 appreciation/depreciation on
 translation of assets and liabilities
 denominated in foreign currencies
 and forward currency contracts...............            --            --            --           --              --            --
                                                 -----------   -----------   -----------  -----------  --------------   -----------
Net Gain (Loss) on Investments
 and Foreign Currency Transactions............      (682,719)    9,693,834         1,233    6,423,648     100,048,871     2,156,657
                                                 -----------   -----------   -----------  -----------  --------------   -----------
Increase (Decrease) in Net
 Assets from Operations.......................   $  (333,064)  $ 9,701,157   $   738,702  $ 7,164,488  $   99,315,647   $ 1,972,151
                                                 ===========   ===========   ===========  ===========  ==============   ===========

_________________
* For the period April 30, 1999, commencement of operations, to December 31,
  1999.

**Net of foreign tax withheld as follows:        $        --   $        --   $        --  $     9,328  $        3,369   $       724

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                    For the Year Ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                               Seligman        Seligman                          Seligman
                                                Global        High-Yield        Seligman          Global          Seligman
                                              Technology         Bond         Global Growth       Income      Smaller Companies
                                               Portfolio      Portfolio         Portfolio        Portfolio        Portfolio
                                              ----------      ----------      -------------     -----------   -----------------
INVESTMENT INCOME:
Interest....................................  $   17,767      $    3,240      $    50,944       $   322,411        $    123,859
Dividends**.................................      78,929         165,082           44,055         2,986,551             365,913
                                              ----------      ----------      -----------       -----------        ------------
Total Investment Income.....................      96,696         168,322           94,999         3,308,962             489,772
                                              ----------      ----------      -----------       -----------        ------------

EXPENSES:
Management fee..............................      94,873         179,034          107,062           150,001              46,448
Auditing fee................................       7,736          10,578            7,966            14,261               8,543
Directors' fees and expenses................       6,365           6,602            6,356             5,193               5,359
Custody and related services................      21,239          80,704           21,941            47,881              13,573
Registration................................       1,924           2,200            1,861             3,791               2,310
Shareholder reports and
 communications.............................       1,951           2,796            2,152             3,760               3,743
Legal fee...................................       1,391           1,907            1,460             2,651               1,523
Miscellaneous...............................       1,927           2,503            1,856             1,975               2,265
                                              ----------      ----------      -----------       -----------        ------------
Total Expenses Before Waiver/
 Reimbursement..............................     137,406         286,324          150,654           229,513              83,764
Waiver/reimbursement of
 expenses...................................      (4,586)        (35,680)            (775)          (19,578)            (14,092)
                                              ----------      ----------      -----------       -----------        ------------
Total Expenses After Waiver/
 Reimbursement..............................     132,820         250,644          149,879           209,935              69,672
                                              ----------      ----------      -----------       -----------        ------------
Net Investment Income (Loss)................     (36,124)        (82,322)         (54,880)        3,099,027             420,100
                                              ----------      ----------      -----------       -----------        ------------
NET REALIZED AND
UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain (loss) on
 investments................................   1,718,575         961,203        2,982,910        (2,143,090)            779,879
Net realized loss from foreign
 currency transactions......................     (54,259)       (191,782)         (34,676)               --                  --
Net change in unrealized
 appreciation/depreciation
 of investments.............................   2,817,010       3,647,161        7,971,407        (1,145,943)           (931,859)
Net change in unrealized
 appreciation/depreciation on
 translation of assets and liabilities
 denominated in foreign currencies
 and forward currency contracts.............    (222,964)        (36,178)          10,176                --                  --
                                              ----------      ----------      -----------       -----------        ------------
Net Gain (Loss) on Investments
 and Foreign Currency
 Transactions...............................   4,258,362       4,380,404       10,929,817        (3,289,033)           (151,980)
                                              ----------      ----------      -----------       -----------        ------------
Increase (Decrease) in Net
 Assets from Operations.....................  $4,222,238      $4,298,082      $10,874,937       $  (190,006)       $    268,120
                                              ==========      ==========      ===========       ===========        ============

__________________
* For the period April 30, 1999, commencement of operations, to December 31,
1999.

**Net of foreign tax withheld as follows:         $5,468      $   16,994      $     3,725       $        --        $        952

See Notes to Financial Statements.

                                                     Seligman                   Seligman      Seligman
                                                    Large-Cap    Small-Cap   International   Large-Cap
                                                      Value        Value         Growth        Growth
                                                    Portfolio    Portfolio     Portfolio     Portfolio*
                                                    ----------   ----------  -------------  -----------
INVESTMENT INCOME:
Interest..........................................  $    5,563   $    1,265   $     1,531   $        --
Dividends**.......................................     158,322        8,754       105,937        29,997
                                                    ----------   ----------   -----------   -----------
Total Investment Income...........................     163,885       10,019       107,468        29,997
                                                    ----------   ----------   -----------   -----------

EXPENSES:
Management fee....................................      95,391       10,543        43,362        41,087
Auditing fee......................................       7,797        4,894         6,441         5,968
Directors' fees and expenses......................       6,694        2,464         4,594         4,628
Custody and related services......................      41,255        1,527         1,846         1,793
Registration......................................       1,612          157           331           152
Shareholder reports and
 communications...................................       2,059        1,218         1,666         1,538
Legal fee.........................................       1,394          944         1,141         1,061
Miscellaneous.....................................       1,975        1,223         1,635         1,612
                                                    ----------   ----------   -----------   -----------
Total Expenses Before Waiver/
 Reimbursement....................................     158,177       22,970        61,016        57,839
Waiver/reimbursement of
 expenses.........................................     (25,594)     (12,427)      (17,654)      (16,752)
                                                    ----------   ----------   -----------   -----------
Total Expenses After Waiver/
 Reimbursement....................................     132,583       10,543        43,362        41,087
                                                    ----------   ----------   -----------   -----------
Net Investment Income (Loss)......................      31,302         (524)       64,106       (11,090)
                                                    ----------   ----------   -----------   -----------
NET REALIZED AND
UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain (loss) on
 investments......................................   1,862,678       (4,755)       54,497       969,509
Net realized loss from foreign
 currency transactions............................    (148,777)          --            --            --
Net change in unrealized
 appreciation/depreciation
 of investments...................................     789,435      619,708      (318,566)       68,618
Net change in unrealized
 appreciation/depreciation on
 translation of assets and liabilities
 denominated in foreign currencies
 and forward currency contracts...................    (285,019)          --            --            --
                                                    ----------   ----------   -----------   -----------
Net Gain (Loss) on Investments
 and Foreign Currency
 Transactions.....................................   2,218,317      614,953      (264,069)    1,038,127
                                                    ----------   ----------   -----------   -----------
Increase (Decrease) in Net
 Assets from Operations...........................  $2,249,619   $  614,429   $  (199,963)  $ 1,027,037
                                                    ==========   ==========   ===========   ===========

__________________
* For the period April 30, 1999, commencement of operations, to December 31,
1999.

**Net of foreign tax withheld as follows:           $   16,384   $       --   $        --   $        --

See Notes to Financial Statements.

                                   --P-59--

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     Seligman                     Seligman                       Seligman
                                                  Bond Portfolio              Capital Portfolio          Cash Management Portfolio
                                             --------------------------   ---------------------------   ---------------------------
                                               Year Ended December 31,      Year Ended December 31,       Year Ended December 31,
                                             --------------------------   ---------------------------   ---------------------------
                                                1999           1998           1999           1998          1999            1998
                                             -----------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
Net investment income (loss)................ $   349,655   $    383,251   $      7,323   $     40,438   $     737,469  $    540,798
Net realized gain (loss) on investments.....    (228,598)       123,784      7,533,936      1,655,402           1,233         1,538
Net realized gain (loss) from foreign
 currency transactions......................          --             --             --             --              --            --
Net change in unrealized
 appreciation/depreciation of investments...    (454,121)        37,175      2,159,898      2,577,044              --            --
Net change in unrealized appreciation/
 depreciation on translation of assets
 and liabilities denominated in foreign
 currencies and forward currency contracts..          --             --             --             --              --            --
                                             -----------   ------------   ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets
  From Operations...........................    (333,064)       544,210      9,701,157      4,272,884        738,702        542,336
                                             -----------   ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income.......................    (353,096)      (383,617)        (8,682)       (42,246)      (737,469)      (540,798)
Realized gain on investments................          --        (72,294)    (6,178,894)    (1,310,739)            --             --
                                             -----------   ------------   ------------   ------------   ------------   ------------
Decrease in Net Assets
  From Distributions........................    (353,096)      (455,911)    (6,187,576)    (1,352,985)      (737,469)      (540,798)
                                             -----------   ------------   ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares............   3,696,281      2,476,931      8,798,590     11,707,365     45,713,281     32,521,913
Investment of dividends.....................     353,096        383,617          8,682         42,246        737,469        540,798
Shares issued in payment of gain
  distributions.............................          --         72,294      6,178,894      1,310,739             --             --
                                             -----------   ------------   ------------   ------------   ------------   ------------
Total.......................................   4,049,377      2,932,842     14,986,166     13,060,350     46,450,750     33,062,711
                                             -----------   ------------   ------------   ------------   ------------   ------------
Cost of shares redeemed.....................  (5,736,425)    (2,932,822)   (15,054,648)   (12,239,347)   (39,360,497)   (31,179,640)
                                             -----------   ------------   ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets
  From Capital Share Transactions...........  (1,687,048)            20        (68,482)       821,003      7,090,253      1,883,071
                                             -----------   ------------   ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets...........  (2,373,208)        88,319      3,445,099      3,740,902      7,091,486      1,884,609

Net Assets:
Beginning of year...........................   7,320,356      7,232,037     24,140,694     20,399,792     10,519,895      8,635,286
                                             -----------   ------------   ------------   ------------   ------------   ------------
End of Year................................. $ 4,947,148   $  7,320,356   $ 27,585,793   $ 24,140,694   $ 17,611,381   $ 10,519,895
                                             ===========   ============   ============   ============   =============  ============

_______________
See Notes to Financial Statements.

                                   --P-60--

                                                        Common Stock               Communications and
                                                          Portfolio               Information Portfolio
                                                 ---------------------------   ----------------------------
                                                   Year Ended December 31,        Year Ended December 31,
                                                 ---------------------------   ----------------------------
                                                     1999           1998           1999           1998
                                                 ------------   ------------   ------------   -------------
OPERATIONS:
Net investment income (loss).................... $    740,840   $    900,842   $   (733,224)  $    (559,960)
Net realized gain (loss) on investments.........   10,832,866      3,819,226     50,179,223       5,762,699
Net realized gain (loss) from foreign
 currency transactions..........................           --             --             --              --
Net change in unrealized appreciation/
 depreciation of investments....................   (4,409,218)     7,459,005     49,869,648      28,175,377
Net change in unrealized appreciation/
 depreciation on translation of assets
 and liabilities denominated in foreign
 currencies and forward currency contracts......           --             --             --              --
                                                 ------------   ------------   ------------   -------------
Increase (Decrease) in Net Assets
  From Operations...............................    7,164,488     12,179,073     99,315,647      33,378,116
                                                 ------------   ------------   ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income...........................     (731,802)      (940,040)            --              --
Realized gain on investments....................   (9,413,530)    (3,824,886)   (31,388,512)     (4,823,503)
                                                 ------------   ------------   ------------   -------------
Decrease in Net Assets
  From Distributions............................  (10,145,332)    (4,764,926)   (31,388,512)     (4,823,503)
                                                 ------------   ------------   ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares................   18,687,094     14,190,439     58,041,904     199,351,030
Investment of dividends.........................      731,802        940,040             --              --
Shares issued in payment of gain distributions..    9,413,530      3,824,886     31,388,512       4,823,503
                                                 ------------   ------------   ------------   -------------
Total...........................................   28,832,426     18,955,365     89,430,416     204,174,533
                                                 ------------   ------------   ------------   -------------
Cost of shares redeemed.........................  (41,136,919)   (14,518,617)   (65,675,233)   (198,083,052)
                                                 ------------   ------------   ------------   -------------
Increase (Decrease) in Net Assets
  From Capital Share Transactions...............  (12,304,493)     4,436,748     23,755,183       6,091,481
                                                 ------------   ------------   ------------   -------------
Increase (Decrease) in Net Assets...............  (15,285,337)    11,850,895     91,682,318      34,646,094
Net Assets:
Beginning of year...............................   62,588,058     50,737,163    122,278,931      87,632,837
                                                 ------------   ------------   ------------   -------------
End of Year..................................... $ 47,302,721   $ 62,588,058   $213,961,249   $ 122,278,931
                                                 ============   ============   ============   =============

                                                           Seligman                 Global Growth
                                                      Frontier Portfolio               Portfolio
                                                 ---------------------------   ----------------------------
                                                   Year Ended December 31,       Year Ended December 31,
                                                 ---------------------------   ----------------------------
                                                     1999          1998            1999           1998
                                                 ------------  -------------   ------------   -------------
OPERATIONS:
Net investment income (loss)...................  $   (184,506) $    (218,513)  $    (36,124)  $      (4,515)
Net realized gain (loss) on investments........       693,862     (1,118,028)     1,718,575        (276,305)
Net realized gain (loss) from foreign
 currency transactions.........................            --             --        (54,259)        (36,450)
Net change in unrealized appreciation/
 depreciation of investments...................     1,462,795        896,484      2,817,010       1,405,297
Net change in unrealized appreciation/
 depreciation on translation of assets
 and liabilities denominated in foreign
 currencies and forward currency contracts.....            --             --       (222,964)        239,832
                                                 ------------  -------------   ------------   -------------
Increase (Decrease) in Net Assets
  From Operations..............................     1,972,151       (440,057)     4,222,238       1,327,859
                                                 ------------  -------------   ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income..........................            --             --             --             --
Realized gain on investments...................            --             --     (1,134,348)        (50,935)
                                                 ------------  -------------   ------------   -------------
Decrease in Net Assets
  From Distributions...........................            --             --     (1,134,348)        (50,935)
                                                 ------------  -------------   ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares...............    23,520,563    227,067,285      3,291,118       4,808,045
Investment of dividends........................            --             --             --              --
Shares issued in payment of
 gain distributions............................            --             --      1,134,348          50,935
                                                 ------------  -------------   ------------   -------------
Total..........................................    23,520,563    227,067,285      4,425,466       4,858,980
                                                 ------------  -------------   ------------   -------------
Cost of shares redeemed........................   (38,934,551)  (230,452,830)    (4,267,898)     (2,941,841)
                                                 ------------  -------------   ------------   -------------
Increase (Decrease) in Net Assets
  From Capital Share Transactions..............   (15,413,988)    (3,385,545)       157,568       1,917,139
                                                 ------------  -------------   ------------   -------------
Increase (Decrease) in Net Assets..............   (13,441,837)    (3,825,602)     3,245,458       3,194,063
Net Assets:
Beginning of year..............................    39,147,671     42,973,273      8,643,295       5,449,232
                                                 ------------  -------------   ------------   -------------
End of Year....................................  $ 25,705,834  $  39,147,671   $ 11,888,753   $   8,643,295
                                                 ============  =============   ============   =============

                                   --P-61--

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets  (continued)
--------------------------------------------------------------------------------

                                                     Seligman         Seligman                         Seligman
                                                     Global Smaller   Global Technology                High-Yield Bond
                                       Companies Portfolio                Portfolio                    Portfolio
                                       -------------------                ---------                    ---------
                                       Year Ended December 31,            Year Ended December 31,      Year Ended December 31,
                                       ----------------------             ----------------------       ----------------------
                                           1999             1998              1999           1998          1999             1998
                                       -----------     ------------       -----------   ------------   -----------   --------------
OPERATIONS:
Net investment income (loss).........  $   (82,322)      $  (13,328)      $   (54,880)  $    (21,045)  $ 3,099,027      $ 2,731,048
Net realized gain on investments.....      961,203          380,866         2,982,910        327,368    (2,143,090)          10,307
Net realized gain (loss) from foreign
 currency transactions...............     (191,782)        (343,427)          (34,676)         1,871            --               --
Net change in unrealized
 appreciation/
 depreciation of investments.........    3,647,161          442,586         7,971,407      1,121,131    (1,145,943)      (2,638,907)
Net change in unrealized
 appreciation/ depreciation on
  translation of assets and
  liabilities denominated in
  foreign currencies and forward
  currency contracts.................      (36,178)         782,308            10,176         73,954            --               --
                                       -----------      -----------       -----------   ------------  ------------      -----------
Increase (Decrease) in Net Assets
  From Operations....................    4,298,082        1,249,005        10,874,937      1,503,279      (190,006)         102,448
                                       -----------      -----------       -----------   ------------  ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income................           --               --                --           (857)   (3,116,594)      (2,720,490)
Realized gain on investments.........           --         (307,092)       (1,874,628)      (262,609)           --          (17,156)
                                       -----------      -----------       -----------   ------------  ------------      -----------
Decrease in Net Assets
  From Distributions.................           --         (307,092)       (1,874,628)      (263,466)   (3,116,594)      (2,737,646)
                                       -----------      -----------       -----------   ------------  ------------      -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares.....    2,425,180        3,255,307        22,424,095      4,355,443    15,071,625       17,539,019
Investment of dividends..............           --               --                --            857     3,116,594        2,720,490
Shares issued in payment of
 gain distributions..................           --          307,092         1,874,628        262,609            --           17,156
                                       -----------      -----------       -----------   ------------  ------------      -----------
Total................................    2,425,180        3,562,399        24,298,723      4,618,909    18,188,219       20,276,665
                                       -----------      -----------       -----------   ------------  ------------      -----------
Cost of shares
 repurchased.........................   (7,968,678)      (4,194,840)      (17,341,656)    (3,414,979)  (20,242,419)      (8,656,439)
                                       -----------      -----------       -----------   ------------  ------------      -----------
Increase (Decrease) in Net Assets
  From Capital Share
   Transactions......................   (5,543,498)        (632,441)        6,957,067      1,203,930    (2,054,200)      11,620,226
                                       -----------      -----------       -----------   ------------  ------------      -----------
Increase (Decrease) in Net
 Assets..............................   (1,245,416)         309,472        15,957,376      2,443,743    (5,360,800)       8,985,028
Net Assets:
Beginning of
 period..............................   20,814,062       20,504,590         6,129,971      3,686,228    32,252,808       23,267,780
                                       -----------      -----------       -----------   ------------  ------------      -----------
End of
 Period.............................   $19,568,646      $20,814,062       $22,087,347    $ 6,129,971  $ 26,892,008      $32,252,808
                                       ===========      ===========       ===========    ===========  ============      ===========

________________
* Commencement of operations.

See Notes to Financial Statements.

                                   --P-62--

                                                 Seligman International Growth Portfolio       Seligman Income Portfolio
                                                 ---------------------------------------    -------------------------------
                                                         Year Ended December 31,               Year Ended December 31,
                                                 ---------------------------------------    -------------------------------
                                                    1999                      1998              1999                1998
                                                 -----------              -----------        -----------        ------------
OPERATIONS:
Net investment income (loss)..................   $   420,100              $   565,319        $     31,302       $    51,629
Net realized gain on investments..............       779,879                  124,492           1,862,678           236,433
Net realized gain (loss) from foreign
 currency transactions........................            --                       --            (148,777)          (62,257)
Net change in unrealized appreciation/
 depreciation of investments.........               (931,859)                 381,475             789,435           749,881
Net change in unrealized appreciation/
 depreciation on translation of
  assets and liabilities denominated in
  foreign currencies and forward currency
 contracts....................................            --                       --            (285,019)          412,820
                                                 -----------              -----------        ------------       -----------
Increase (Decrease) in Net Assets
  From Operations.............................       268,120                1,071,286           2,249,619         1,388,506
                                                 ------------             -----------        ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income.........................      (413,971)                (579,531                  --           (92,510)
Realized gain on investments..................      (691,269)                (200,703          (1,396,893)         (102,080)
                                                 ------------             -----------         ------------      -----------
Decrease in Net Assets
  From Distributions..........................    (1,105,240)                (780,234          (1,396,893)         (194,590)
                                                 -----------              -----------         -----------       -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares..............     1,887,360                2,781,692           1,464,332         1,772,992
Investment of dividends.......................       413,971                  579,531                  --            92,510
Shares issued in payment of
 gain distributions...........................       691,269                  200,703           1,396,893           102,080
                                                 -----------              -----------         -----------       -----------
Total.........................................     2,992,600                3,561,926           2,861,225         1,967,582
                                                 -----------              -----------         -----------       -----------
Cost of shares repurchased....................    (8,143,191)              (3,106,033          (3,358,291)       (2,451,134)
                                                 -----------              -----------         -----------       -----------
Increase (Decrease) in Net Assets
  From Capital Share Transactions.............    (5,150,591)                 455,893            (497,066)         (483,552)
                                                 -----------              -----------         -----------
Increase (Decrease) in Net Assets.............    (5,987,711)                 746,945             355,660           710,364
Net Assets:
Beginning of period...........................    14,582,225               13,835,280           9,892,829         9,182,465
                                                 -----------              -----------         -----------       -----------
End of Period..................................  $ 8,594,514              $14,582,225         $10,248,489       $ 9,892,829
                                                 ===========              ===========         ===========       ===========

                                       Seligman
                                       Large-Cap                      Seligman                         Seligman
                                       Growth                         Large-Cap                        Small-Cap
                                       Portfolio                      Value Portfolio                  Value Portfolio
                                       -----------                    ---------------                  ---------------
                                       5/1/99*  Year                  5/1/98*  Year                    5/1/98*
                                       to            Ended            to                Ended          to
                                                       12/31/99          12/31/99       12/31/98       12/31/99         12/31/98
                                                       -----------       -----------    ------------   -----------     ------------
OPERATIONS:
Net investment income (loss)....................       $       (524)      $    64,106    $    12,694   $   (11,090)     $    (2,716)
Net realized gain on investments................             (4,755)           54,497         67,875       969,509          271,788
Net realized gain (loss) from foreign
 currency transactions..........................                 --                --             --            --               --
Net change in unrealized appreciation/
 depreciation of investments.........                       619,708          (318,566)       108,540        68,618         (164,337)
Net change in unrealized
 appreciation/ depreciation on translation of
  assets and liabilities denominated in
  foreign currencies and forward currency
 contracts......................................                 --                --             --            --               --
                                                        -----------       -----------    -----------   -----------      -----------
Increase (Decrease) in Net Assets
  From Operations...............................            614,429          (199,963)       189,109     1,027,037          104,735
                                                       ------------       -----------    -----------   -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income...........................                 --           (67,324)       (13,586)           --               --
Realized gain on investments....................                 --                --       (101,893)     (785,429)        (270,486)
                                                       ------------       -----------    -----------   -----------      -----------
Decrease in Net Assets
  From Distributions............................                 --           (67,324)      (115,479)     (785,429)        (270,486)
                                                       ------------       -----------    -----------   -----------      -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares................          2,683,558         4,766,032      4,577,607     3,118,001        3,140,726
Investment of dividends.........................                 --            67,324         13,586            --               --
Shares issued in payment of
 gain distributions.............................                 --                --        101,893       785,429          270,486
                                                       ------------       -----------    -----------   -----------      -----------
Total...........................................          2,683,558         4,833,356      4,693,086     3,903,430        3,411,212
                                                        -----------       -----------    -----------   -----------      -----------
Cost of shares repurchased......................           (172,873)       (2,654,012)    (1,068,342)   (2,210,601)        (923,979)
                                                       ------------       -----------    -----------   -----------      -----------
Increase (Decrease) in Net Assets
  From Capital Share Transactions...............          2,510,685         2,179,344      3,624,744     1,692,829        2,487,233
                                                       ------------       -----------    -----------   -----------      -----------
Increase (Decrease) in Net Assets...............          3,125,114         1,912,057      3,698,374     1,934,437        2,321,482
Net Assets:
Beginning of period.............................            543,260         3,845,823        147,449     2,468,931          147,449
                                                       ------------       -----------    -----------   -----------      -----------
End of Period...................................       $  3,668,374       $ 5,757,880    $ 3,845,823   $ 4,403,368      $ 2,468,931
                                                       ============       ===========    ===========   ===========      ===========

                                   --P-63--

                           Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Notes to Financial Statements
-------------------------------------------------------------------------------

1. Organization -- Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of 15 separate portfolios (the Portfolios): Seligman Bond Portfolio ("Bond Portfolio"), Seligman Capital Portfolio ("Capital Portfolio"), Seligman Cash Management Portfolio ("Cash Management Portfolio"), Seligman Common Stock Portfolio ("Common Stock Portfolio"), Seligman Communications and Information Portfolio ("Communications and Information Portfolio"), Seligman Frontier Portfolio ("Frontier Portfolio"), Seligman Global Growth Portfolio, formerly Seligman Henderson Global Growth Opportunities Portfolio ("Global Growth Portfolio"), Seligman Global Smaller Companies Portfolio, formerly Seligman Henderson Global Smaller Companies Portfolio ("Global Smaller Companies Portfolio"),Seligman Global Technology Portfolio, formerly Seligman Henderson Global Technology Portfolio ("Global Technology Portfolio"), Seligman High-Yield Bond Portfolio ("High-Yield Bond Portfolio"), Seligman Income Portfolio ("Income Portfolio"), Seligman International Growth Portfolio, formerly Seligman Henderson International Portfolio ("International Growth Portfolio"), Seligman Large-Cap Growth Portfolio ("Large-Cap Growth Portfolio"), Seligman Large-Cap Value Portfolio ("Large-Cap Value Portfolio"), and Seligman Small-Cap Value Portfolio ("Small-Cap Value Portfolio"), each designed to meet different investment goals. Shares of the Fund are provided as the investment medium for Canada Life of America Variable Annuity Account 2 ("CLVA-2"), which has been offered by Canada Life Insurance Company of America ("CLICA"), Canada Life of New York Variable Annuity Account 2 ("CLNYVA-2"), which has been offered by Canada Life Insurance Company of New York ("CLNY"), and Canada Life of America Annuity Account 3 ("CLVA-3"), which has been offered by CLICA. CLVA-2 and CLNYVA-2 are registered as unit investment trusts under the Investment Company Act of 1940, as amended (the "1940 Act") and fund variable annuity contracts (the "CLVA-2 Contracts") issued by CLICA and CLNY. CLVA-3 is not registered or regulated as a unit investment trust under the 1940 Act in reliance on the exemption provided in
Section 3(c)(11) of the 1940 Act, and funds variable annuity contracts (the "CLVA-3 Contracts") issued by CLICA. Effective January 1, 2000, CLICA and CLNY, as the case may be, stopped offering new CLVA-2, CLNYVA-2 and CLVA-3 Contracts. However, existing Contract holders will be able to continue to acquire shares of the Fund. Additionally, on and after January 1, 2000, shares of the Fund will continue to be provided as the investment medium for other variable annuity separate accounts established and offered by CLICA or its affiliates ("Canada Life Separate Accounts") and will be offered as the investment medium for variable annuity separate accounts established and offered by other insurance companies not affiliated with CLICA. Prior to June 30, 1999, shares of Bond, Capital, Cash Management, Common Stock, and Income Portfolios were provided as the investment medium for Seligman Mutual Benefit Plan (the "Mutual Benefit Plan"), a separate account of MBL Life Assurance Corporation ("MBL Life").

2. Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

     a. Security Valuation --Investments in US Government and Government Agency securities, bonds, convertible securities, and stocks are valued at the most current market values or, in their absence, at fair market values determined in accordance with procedures approved by the Board of Directors. Securities traded on an exchange are valued at the last sales price or, in its absence and in the case of over-the-counter securities, at the mean of closing bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio's liability for deferred directors' fees are valued at current market values. b. Foreign Securities -- The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Growth Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Growth Portfolio, (together, the "Seligman International Portfolios"), which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will usually be denominated in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Global Depositary Shares ("GDSs"). ADRs and ADSs are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADRs and ADSs are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDRs, GDRs, and GDSs are receipts similar to ADRs and ADSs and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

     (i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

     (ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

  The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, to be dis-

                                   --P-64--

                           Seligman Portfolios, Inc.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

tributed to shareholders of the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates.

     The Portfolios separate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolios. Similarly, the Portfolios separate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

      c. Forward Currency Contracts -- The Seligman International Portfolios may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold during the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial statement purposes.

     d. Federal Taxes -- The Portfolios' policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders. Therefore, no provisions for Federal income or excise taxes are required.

     e. Security Transactions and Related Investment Income --Investment transactions are recorded on trade dates. Interest income is recorded on the accrual basis. The Portfolios amortize market discounts and premiums on purchases of portfolio securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend.

      f. Repurchase Agreements --The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodians and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.

     g. Expense Allocations -- Expenses directly attributable to each Portfolio are charged to such Portfolio, and expenses that are applicable to more than one Portfolio are allocated among them.

     h. Distributions to Shareholders -- The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values the year ended December 31, 1999, were as follows:

        Portfolio                                  Purchases       Sales
                                                  ------------  ------------
         Bond                                     $  2,752,375  $  2,716,199
         Capital                                    35,890,837    42,495,567
         Common Stock                               20,079,705    37,108,873
         Communications and Information            163,592,271   180,811,782

         Frontier                                   15,604,502    29,879,044

                                   --P-65--

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
-----------------------------------------------------------------------

        Portfolio                             Purchases        Sales
        ---------                            ------------  ------------
        Global Growth                        $  5,762,433  $  6,474,971
        Global Smaller Companies                8,239,201    13,971,478
        Global Technology                      16,358,667    11,462,371
        High-Yield Bond                        16,072,853    17,136,244
        Income                                  8,348,690    11,333,739
        International Growth                    7,380,369     9,371,996
        Large-Cap Growth                        3,806,111     1,208,876
        Large-Cap Value                         3,606,874     1,457,875
        Small-Cap Value                         4,532,884     3,631,914

     For the year ended December 31, 1999, purchases and sales of US Government obligations were $983,201 and $2,335,283, respectively, for the Bond Portfolio, and $263,731 and $2,806,978, respectively, for the Income Portfolio.

     Identified cost of investments sold is used for both financial statement and federal income tax purposes.

     At December 31, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency transactions, were as follows:

                                         Unrealized    Unrealized
      Portfolio                         Appreciation  Depreciation
      ---------                         ------------  ------------

      Bond                               $       978    $  195,967
      Capital                              9,126,475       405,275
      Common Stock                        12,650,728     1,347,682
      Communications and Information      76,209,557     3,890,611
      Frontier                             7,813,118     2,413,985
      Global Growth                        4,887,428       350,978
      Global Smaller Companies             6,818,792     1,531,636
      Global Technology                    9,321,142       199,682
      High-Yield Bond                        578,944     3,527,842
      Income                                 797,772       514,503
      International Growth                 2,884,154       363,039
      Large-Cap Growth                       665,218        45,510
      Large-Cap Value                        583,020       793,046
      Small-Cap Value                        755,858       851,577

4. Management Fee, Administrative Services, and Other Transactions -- The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. The Manager's fee, which is calculated daily and payable monthly, is equal to 0.40%, on an annual basis, of each of Bond, Capital, Cash Management, Common Stock, and Income Portfolios' daily net assets; equal to 0.75%, on an annual basis, of each of Communications and Information and Frontier Portfolios' daily net assets; equal to 1.00%, on an annual basis, of each of the Seligman International Portfolios' daily net assets; and equal to 0.50%, on an annual basis, of High-Yield Bond Portfolio's daily net assets. The Manager's fee for the Large-Cap Growth Portfolio is equal to 0.70% per annum of the first $1 billion of average daily net assets, 0.65% per annum of the next $1 billion, and 0.60% per annum in excess of $2 billion of average daily net assets of the Portfolio. The Manager's fee for the Large-Cap Value Portfolio is equal to 0.80% per annum of the first $500 million of average daily net assets, 0.70% per annum of the next $500 million of average daily net assets, and 0.60% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager's fee for the Small-Cap Value Portfolio is equal to 1.00% per annum of the first $500 million of average daily net assets, 0.90% per annum of the next $500 million of average daily net assets, and 0.80% per annum in excess of $1 billion of average daily net assets of the Portfolio.

     Effective July 1, 1998, Henderson Investment Management Limited (the "Subadviser") became adviser to the Seligman International Portfolios responsible for furnishing investment advice, research, and assistance with respect to their non-US investments. Under the subadvisory agreement, the Manager pays the Subadviser a subadvisory fee for each of the Seligman International Portfolios at a rate of 0.50% per annum of the average monthly assets under the Subadviser's supervision. The Subadviser is a wholly-owned subsidiary of Henderson plc, which is an indirect subsidiary of Amp Limited, an Australian life insurance and financial services company.

                                   --P-66--

                           Seligman Portfolios, Inc.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

     On January 21, 2000, pursuant to authorization from the Fund's Board of Directors, the Manager gave notice to the Subadviser of its termination, effective as of the close of business on March 31, 2000, of the subadvisory agreement between the Manager and the Subadviser in respect of Seligman Global Growth Portfolio, Seligman Global Technology Portfolio, and Seligman International Growth Portfolio (the "Global Portfolios"). During the notice period, the Subadviser will continue to provide the Global Portfolios with investment advice, research and assistance with respect to their non-US investments, subject to the Manager's overall supervision. Following the close of business on March 31, 2000, the Manager will assume full responsibility for the non-US investments of the Global Portfolios. The Subadviser will continue to act as subadviser with respect to Seligman Global Smaller Companies Portfolio.

     The Manager has agreed to reimburse expenses, other than the management fee, that exceed 0.20% per annum of the average daily net assets of each of Bond, Capital, Common Stock, Communications and Information, Frontier, High-Yield Bond and Income Portfolios. The Manager, at its discretion and until it determines otherwise, has elected to waive all of its fee for, and reimburse all of the expenses of, the Cash Management Portfolio. The Manager has agreed to reimburse expenses, other than the management fee, which exceed 0.40% per annum of the average daily net assets of each of the Seligman International Portfolios. The Manager, at its discretion, has also agreed to reimburse all expenses, other than the management fees, of the Large-Cap Growth, Large-Cap Value and Small-Cap Value Portfolios. The amounts of these reimbursements for the year ended December 31, 1999 are disclosed in the Statements of Operations.

     Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager or by the Subadviser.

     Seligman Advisors, Inc., agent for the distribution of the CLVA-2 Contracts and an affiliate of the Manager, received concessions of $155,856 from Canada Life Insurance Company of America and $9,591 from Canada Life Insurance Company of New York, after commissions paid to dealers for the sale of shares of the Fund.

     Certain officers and directors of the Fund are officers or directors of the Manager and the Distributor.

     The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balances thereof at December 31, 1999, are included in other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

5. Capital Loss Carryforward -- At December 31, 1999, the Bond Portfolio, Frontier Portfolio, High-Yield Bond Portfolio, and Large-Cap Growth Portfolio had net capital loss carryforwards for federal income tax purposes of $212,775, $428,834, $1,594,792, and $1,091, respectively, which are available for offset against future taxable net capital gains. These net capital loss carryforwards will expire in 2007. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

6. Outstanding Forward Exchange Currency Contracts -- At December 31, 1999, the Fund had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

                                            Foreign          In Exchange  Settlement  US       $
                                                                                               Unrealized
Contract                                    Currency         for US$        Date      Value    Depreciation
------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH PORTFOLIO
Sales:
Japanese yen                                 24,000,000        230,349     2/14/2000    236,500       $(6,151)
                                             ==========       ========    ==========    =======      ========

GLOBAL SMALLER COMPANIES PORTFOLIO
Sales:
Japanese yen                                 38,000,000        364,718     2/14/2000    374,458       $(9,740)
                                             ==========       ========    ==========    =======      ========
GLOBAL TECHNOLOGY PORTFOLIO
Sales:
Japanese yen                                 25,000,000        243,712     1/19/2000    245,290       $(1,578)
                                             ==========       ========    ==========    =======      ========

INTERNATIONAL GROWTH PORTFOLIO
Sales:
Japanese yen                                 27,000,000        259,142     2/14/2000    266,062       $(6,920)
                                             ==========       ========    ==========    =======      ========

                                   --P-67--

                           Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Notes to Financial Statements (continued)
-------------------------------------------------------------------------------

7. Capital Stock Transactions -- At December 31, 1999, there were 20,000,000 shares of Capital Stock authorized for each of Global Growth, Global Technology, Large-Cap Growth, Large-Cap Value, and Small-Cap Value Portfolios; 80,000,000 shares for each of Bond, Capital, Global Smaller Companies, International Growth, and Income Portfolios; and 100,000,000 shares for each of Cash Management, Common Stock, Communications and Information, Frontier, and High-Yield Bond Portfolios, all at a par value of $0.001 per share.

Transactions in shares of Capital Stock were as follows:

                                                       Bond                        Capital                  Cash Management
                                                     Portfolio                    Portfolio                     Portfolio
                                              -------------------------     -------------------------    -------------------------
                                               Year Ended December 31,       Year Ended December 31,      Year Ended December 31,
                                              -------------------------     -------------------------    -------------------------
                                                 1999          1998            1999          1998            1999          1998
                                              -----------   -----------     -----------   -----------    -----------   ------------
Sale of shares.............................       368,413       230,745         401,662       626,516      45,713,281    32,521,913
Shares issued in payment of dividends......        37,845        36,957             408         2,179         737,469       540,798
Shares issued in payment of gain
  distributions............................            --         6,965         290,498        67,599              --            --
                                              -----------   -----------     -----------   -----------    ------------  ------------
Total......................................       406,258       274,667         692,568       696,294      46,450,750    33,062,711
                                              -----------   -----------     -----------   -----------    ------------  ------------
Shares redeemed............................      (577,822)     (276,064)       (698,555)     (663,507)    (39,360,497)  (31,179,640)
                                              -----------   -----------     -----------   -----------    ------------  ------------
Increase (decrease) in shares..............      (171,564)       (1,397)         (5,987)       32,787       7,090,253     1,883,071
                                              ===========   ===========     ===========   ===========    ============  ============

                                                                                 Communications
                                                   Common Stock                 and Information                 Frontier
                                                     Portfolio                     Portfolio                    Portfolio
                                              -------------------------     -------------------------    -------------------------
                                               Year Ended December 31,       Year Ended December 31,      Year Ended December 31,
                                              -------------------------     -------------------------    -------------------------
                                                 1999          1998            1999          1998           1999          1998
                                              -----------   -----------     -----------  ------------    -----------  ------------
Sale of shares.............................       960,847       787,642       2,745,361    13,848,034      1,649,550    14,693,247
Shares issued in payment of dividends......        45,089        51,651              --            --             --            --
Shares issued in payment of gain
  distributions............................       580,008       210,158       1,287,998       299,597             --            --
                                              -----------   -----------     -----------  ------------    -----------  ------------
Total......................................     1,585,944     1,049,451       4,033,359    14,147,631      1,649,550    14,693,247
                                              -----------   -----------     -----------  ------------    -----------  ------------
Shares redeemed............................    (2,098,043)     (806,174)     (3,152,170)  (13,711,324)    (2,748,676)  (14,899,641)
                                              -----------   -----------     -----------  ------------    -----------  ------------
Increase (decrease) in shares..............      (512,099)      243,277         881,189       436,307     (1,099,126)     (206,394)
                                              ===========   ===========     ===========  ============    ===========  ============

                                                                                Global Smaller                   Global
                                                   Global Growth                   Companies                   Technology
                                                     Portfolio                     Portfolio                    Portfolio
                                              -------------------------     -------------------------    -------------------------
                                               Year Ended December 31,       Year Ended December 31,      Year Ended December 31,
                                              -------------------------     -------------------------    -------------------------
                                                 1999          1998            1999          1998           1999          1998
                                              -----------   -----------     -----------  ------------    -----------  ------------
Sale of shares.............................       217,292       390,170         174,796       231,087      1,185,726       354,582
Shares issued in payment of dividends......            --            --              --            --             --            64
Shares issued in payment of gain
  distributions............................        68,170         3,970              --        23,787         77,240        19,642

Total......................................       285,462       394,140         174,796       254,874      1,262,966       374,288
                                              -----------   -----------     -----------  ------------    -----------  ------------
Shares redeemed............................      (281,349)     (239,884)       (583,501)     (306,840)      (899,796)     (280,044)
                                              -----------   -----------     -----------  ------------    -----------  ------------
Increase (decrease) in shares..............         4,113       154,256        (408,705)      (51,966)       363,170        94,244
                                              ===========   ===========     ===========  ============    ===========  ============

                                   --P-68--

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  High-Yield Bond                  Income                 International Growth
                                                     Portfolio                    Portfolio                    Portfolio
                                              -------------------------     -------------------------    -------------------------
                                               Year Ended December 31,       Year Ended December 31,      Year Ended December 31,
                                              -------------------------     -------------------------    -------------------------
                                                 1999          1998            1999          1998           1999          1998
                                              -----------   -----------     -----------  ------------    -----------  ------------
Sale of shares.............................     1,398,390     1,464,357         175,401       248,332         89,554       118,684
Shares issued in payment of dividends......       325,663       251,200          42,285        53,119             --         6,127
Shares issued in payment of gain
  distributions............................            --         1,584          70,610        18,396         89,832         6,760
                                              -----------   -----------     -----------  ------------    -----------  ------------
Total......................................     1,724,053     1,717,141         288,296       319,847        179,386       131,571
                                              -----------   -----------     -----------  ------------    -----------  ------------
Shares redeemed............................    (1,887,102)     (711,853)       (745,147)     (276,496)      (206,695)     (166,031)
                                              -----------   -----------     -----------  ------------    -----------  ------------
Increase (decrease) in shares..............      (163,049)    1,005,288        (456,851)       43,351        (27,309)      (34,460)
                                              ===========   ===========     ===========  ============    ===========  ============

                                              Large-Cap
                                               Growth             Large-Cap Value               Small-Cap Value
                                              Portfolio              Portfolio                     Portfolio
                                              ---------      --------------------------      -------------------------
                                                5/1/99*        Year            5/1/98*          Year          5/1/98*
                                                  to           Ended             to             Ended           to
                                               12/31/99       12/31/99        12/31/98        12/31/99       12/31/98
                                              ----------     ----------      ----------      ----------     ----------
Sale of shares.............................      263,099        486,900         485,276         351,392        400,968
Shares issued in payment of dividends......           --          7,447           1,442              --             --
Shares issued in payment of gain
  distributions............................           --             --          10,817         104,031         39,088
                                              ----------     ----------      ----------      ----------     ----------
Total......................................      263,099        494,347         497,535         455,423        440,056
                                              ----------     ----------      ----------      ----------     ----------
Shares redeemed............................      (15,699)      (271,884)       (114,112)       (247,838)      (117,123)
                                              ----------     ----------      ----------      ----------     ----------
Increase in shares.........................      247,400        222,463         383,423         207,585        322,933
                                              ==========     ==========      ==========      ==========     ==========

______________
* Commencement of operations.

8. Committed Line of Credit -- All of the Portfolios, except the Cash Management Portfolio, are participants in a joint $750 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. Each Portfolio's borrowings are limited to 10% (5% for the Seligman International Portfolios) of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Portfolio incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2000, but is renewable annually with the consent of the participating banks. For the year ended December 31, 1999, none of the Portfolios had borrowed from the credit facility.

9. Seligman Mutual Benefit Plan -- On December 31, 1998, MBLLife sold substantially all of its general account life insurance and annuity businesses to SunAmerica, Inc. The Order from the Superior Court of New Jersey (the "Order") approving the transaction provided for the termination of the Mutual Benefit Plan. The Order authorized MBL Life to take any and all actions necessary to facilitate the termination of the Mutual Benefit Plan. Contractholders were given the opportunity to exchange their contracts for contracts issued by other insurance companies until June 30, 1999. At June 30, 1999, there were no remaining contracts.

                                   --P-69--

                           Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Financial Highlights
-------------------------------------------------------------------------------

 The tables below are intended to help you understand each Portfolio's financial performance for the past five years or from its inception, if less than five years. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Portfolio, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any administrative fees and asset based sales charges that are associated with variable annuity contracts, and are not annualized for periods of less than one year.

                                                                                  Bond Portfolio
                                                                              Year Ended December 31,
                                                               -----------------------------------------------------
                                                                  1999           1998     1997      1996       1995
                                                                --------       -------   -------   -------   -------
PER SHARE DATA:
Net Asset Value, Beginning of Year............................  $ 10.38           $10.24   $  9.89   $ 10.44   $  9.27
                                                                -------           ------   -------   -------   -------
Income from Investment Operations:
Net investment income.........................................     0.64             0.59      0.54      0.56      0.61
Net realized and unrealized gain (loss)
 on investments...............................................    (1.10)            0.25      0.35     (0.55)     1.17
                                                                -------           ------   -------   -------   -------
Total from Investment Operations..............................    (0.46)            0.84      0.89      0.01      1.78
                                                                -------           ------   -------   -------   -------
Less Distributions:

Dividends from net investment income..........................    (0.65)           (0.59)    (0.54)    (0.56)    (0.61)
Distributions from net realized capital gain..................       --            (0.11)       --        --        --
                                                                -------           ------   -------   -------   -------
Total Distributions...........................................    (0.65)           (0.70)    (0.54)    (0.56)    (0.61)
                                                                -------           ------   -------   -------   -------
Net Asset Value, End of Year..................................  $  9.27           $10.38   $ 10.24   $  9.89   $ 10.44
                                                                =======           ======   =======   =======   =======

TOTAL RETURN:                                                     (4.48)%           8.20%     8.98%     0.09%    19.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)........................  $ 4,947           $7,320   $ 7,232   $ 5,015   $ 4,497
Ratio of expenses to average net assets.......................     0.60%            0.60%     0.60%     0.60%     0.60%
Ratio of net income to average net assets.....................     5.56%            5.58%     6.22%     5.97%     6.22%
Portfolio turnover rate.......................................    64.22%           73.31%   170.12%   199.74%   114.42%
Without management fee waiver:*
Ratio of expenses to average net assets.......................     0.71%            0.82%     0.83%     0.79%     0.99%
Ratio of net income to average net assets.....................     5.45%            5.36%     5.99%     5.78%     5.83%

------------------
* The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
  See Notes to Financial Statements.

                                   --P-70--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------

                                                                                   Capital Portfolio
                                                                                   -----------------
                                                                                 Year Ended December 31,
                                                                                 ----------------------
PER SHARE DATA:                                                    1999      1998      1997      1996      1995
                                                                -------   -------   -------   -------   -------
Net Asset Value, Beginning of Year............................  $ 20.81   $ 18.10   $ 16.01   $ 14.91   $ 12.70
                                                                -------   -------   -------   -------   -------
Income from Investment Operations:
Net investment income.........................................     0.01      0.04      0.03      0.04      0.05
Net realized and unrealized gain (loss)
 on investments...............................................    10.21      3.89      3.35      2.12      3.39
                                                                -------   -------   -------   -------   -------
Total from Investment Operations..............................    10.22      3.93      3.38      2.16      3.44
                                                                -------   -------   -------   -------   -------
Less Distributions:
Dividends from net investment income..........................    (0.01)    (0.04)    (0.03)    (0.04)    (0.05)
Distributions from net realized capital gain..................    (7.12)    (1.18)    (1.26)    (1.02)    (1.18)
                                                                -------   -------   -------   -------   -------
Total Distributions...........................................    (7.13)    (1.22)    (1.29)    (1.06)    (1.23)
                                                                -------   -------   -------   -------   -------
Net Asset Value, End of Year..................................  $ 23.90   $ 20.81   $ 18.10   $ 16.01   $ 14.91
                                                                =======   =======   =======   =======   =======

TOTAL RETURN:                                                     53.35%    22.19%    21.31%    14.51%    27.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)........................  $27,586   $24,141   $20,400   $14,313   $ 9,294
Ratio of expenses to average net assets.......................     0.59%     0.60%     0.60%     0.59%     0.60%
Ratio of net income to average net assets.....................     0.03%     0.19%     0.16%     0.29%     0.32%
Portfolio turnover rate.......................................   172.88%   130.86%    93.97%    88.78%   122.20%
Without management fee waiver:*
Ratio of expenses to average net assets.......................                         0.62%               0.71%
Ratio of net income to average net assets.....................                         0.14%               0.21%


                                                                          Cash Management Portfolio
                                                                          -------------------------
                                                                            Year Ended December 31,
                                                                            -----------------------
PER SHARE DATA:                                                    1999      1998      1997      1996      1995
                                                                -------   -------   -------   -------   -------
Net Asset Value, Beginning of Year............................  $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                                                -------   -------   -------   -------   -------
Income from Investment Operations:
Net investment income.........................................    0.050     0.053     0.054     0.053     0.055
                                                                -------   -------   -------   -------   -------
Total from Investment Operations..............................    0.050     0.053     0.054     0.053     0.055
                                                                -------   -------   -------   -------   -------
Less Distributions:
Dividends from net investment income..........................   (0.050)   (0.053)   (0.054)   (0.053)   (0.055)
                                                                -------   -------   -------   -------   -------
Total Distributions...........................................   (0.050)   (0.053)   (0.054)   (0.053)   (0.055)
                                                                -------   -------   -------   -------   -------
Net Asset Value, End of Year..................................  $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                                                =======   =======   =======   =======   =======
TOTAL RETURN:                                                      5.07%     5.42%     5.52%     5.43%     5.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)........................  $17,611   $10,520   $ 8,635   $ 9,755   $ 7,800
Ratio of expenses to average net assets.......................       --        --        --        --        --
Ratio of net income to average net assets.....................     4.99%     5.30%     5.39%     5.30%     5.48%
Without management fee waiver and
  expense reimbursement:*
Ratio of expenses to average net assets.......................     0.65%     0.67%     0.79%     0.63%     0.87%
Ratio of net income to average net assets.....................     4.34%     4.63%     4.60%     4.67%     4.61%

-----------------
* The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
  See Notes to Financial Statements.

                                  --P-71--

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
Common Stock Portfolio
--------------------------------------------------------------------------------

                                                                    Year Ended December 31,
                                                      --------------------------------------------------
PER SHARE DATA:                                         1999       1998       1997      1996      1995
                                                      --------   --------   --------  --------  --------
Net Asset Value, Beginning of Year.................   $  18.63   $  16.28   $ 15.92   $ 15.44   $ 13.78
                                                      --------   --------   -------   -------   -------
Income from Investment Operations:
Net investment income..............................       0.32       0.29      0.33      0.34      0.35
Net realized and unrealized gain (loss)
 on investments....................................       2.03       3.61      3.01      2.79      3.40
                                                      --------   --------   -------   -------   -------
Total from Investment Operations...................       2.35       3.90      3.34      3.13      3.75
                                                      --------   --------   -------   -------   -------
Less Distributions:
Dividends from net investment income...............      (0.32)     (0.31)    (0.32)    (0.34)    (0.35)
Distributions from net realized capital gain.......      (4.05)     (1.24)    (2.66)    (2.31)    (1.74)
                                                      --------   --------   -------   -------   -------
Total Distributions................................      (4.37)     (1.55)    (2.98)    (2.65)    (2.09)
                                                      --------   --------   -------   -------   -------
Net Asset Value, End of Year.......................   $  16.61   $  18.63   $ 16.28   $ 15.92   $ 15.44
                                                      ========   ========   =======   =======   =======
TOTAL RETURN:                                            13.15%     24.16%    21.31%    20.08%    27.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted).............   $ 47,303   $ 62,588   $50,737   $37,168   $28,836
Ratio of expenses to average net assets............       0.52%      0.52%     0.53%     0.53%     0.54%
Ratio of net income to average net assets..........       1.30%      1.61%     1.92%     1.99%     2.42%
Portfolio turnover rate............................      38.11%     55.55%    80.13%    50.33%    55.48%

--------------------------------------------------------------------------------
Communications and Information Portfolio
--------------------------------------------------------------------------------

                                                                    Year Ended December 31,
                                                      --------------------------------------------------
PER SHARE DATA:                                         1999       1998       1997      1996      1995
                                                      --------   --------   --------  --------  --------
Net Asset Value, Beginning of Year.................   $  17.14   $  13.09   $ 14.69   $ 13.50   $ 10.44
                                                      --------   --------   -------   -------   -------
Income from Investment Operations:
Net investment income (loss).......................      (0.00)     (0.08)    (0.08)    (0.04)    (0.13)
Net realized and unrealized gain
 on investments....................................      14.26       4.81      3.13      1.23      4.15
                                                      --------   --------   -------   -------   -------
Total from Investment Operations...................      14.26       4.73      3.05      1.19      4.02
                                                      --------   --------   -------   -------   -------
Less Distributions:
Distributions from net realized capital gain.......      (4.70)     (0.68)    (4.65)       --     (0.96)
                                                      --------   --------   -------   -------   -------
Total Distributions................................      (4.70)     (0.68)    (4.65)       --     (0.96)
                                                      --------   --------   -------   -------   -------
Net Asset Value, End of Year.......................   $  26.70   $  17.14   $ 13.09   $ 14.69   $ 13.50
                                                      ========   ========   =======   =======   =======
TOTAL RETURN:                                            85.81%     36.49%    22.22%     8.81%    38.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted).............   $213,961   $122,279   $87,633   $60,645   $38,442
Ratio of expenses to average net assets............       0.86%      0.87%     0.87%     0.87%     0.95%
Ratio of net income (loss) to average net assets...      (0.51)%    (0.56)%   (0.49)%   (0.32)%   (0.89)%
Portfolio turnover rate............................     118.16%    132.57%   277.14%   167.20%    96.62%

___________________
See Notes to Financial Statements.

                                   --P-72--

                           Seligman Portfolios, Inc.

                                          Frontier Portfolio                   Global Growth Portfolio
                                        ----------------------                ------------------------
                                        Year Ended December 31,                Year Ended December 31,           5/1/96*
                               ---------------------------------------   ------------------------------------      to
PER SHARE DATA:                   1999       1998       1997      1996      1995      1999       1998    1997    12/31/96
                               -------    -------    -------   -------   -------   -------     ------   ------   ---------
Net Asset Value, Beginning
 of Period ..................  $ 15.55    $ 15.78    $ 14.98   $ 13.56   $ 10.58   $ 13.33   $  11.03   $ 9.91   $   10.00
                               -------    -------    -------   -------   -------   -------   --------   ------   ---------
Income from Investment
 Operations:
Net investment income (loss).    (0.10)     (0.08)     (0.08)    (0.06)    (0.07)    (0.06)     (0.01)    0.01        0.01
Net realized and unrealized
 gain (loss)
 on investments..............     2.68      (0.15)      2.47      3.28      3.58      7.31       2.25     1.79        0.02
Net realized and unrealized
 gain (loss)
 on foreign currency
  transactions...............       --         --         --        --        --     (0.44)      0.14    (0.56)      (0.11)
                               -------    -------    -------   -------   -------   -------   --------    ------  ---------
Total from Investment
 Operations..................     2.58      (0.23)      2.39      3.22      3.51      6.81       2.38     1.24       (0.08)
                               -------    -------    -------   -------   -------   -------   --------    ------  ---------
Less Distributions:
Dividends from net
 investment income ..........       --         --         --        --        --        --         --       --       (0.01)
Distributions from net
 realized capital gain.......       --         --      (1.59)    (1.80)    (0.53)    (1.92)     (0.08)   (0.12)         --
                               -------    -------    -------   -------   -------   -------   --------    ------  ---------
Total Distributions:.........       --         --      (1.59)    (1.80)    (0.53)    (1.92)     (0.08)   (0.12)      (0.01)
                               -------    -------    -------   -------   -------   -------   --------    ------  ---------
Net Asset Value, End of
 Period......................  $ 18.13    $ 15.55    $ 15.78   $ 14.98   $ 13.56   $ 18.22   $  13.33   $ 11.03  $    9.91
                               =======    =======    =======   =======   =======   =======   ========   =======  =========
TOTAL RETURN:                    16.59%     (1.46)%    16.33%    23.93%    33.28%    52.49%     21.60%    12.57%     (0.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000s omitted)..............  $25,706    $39,148    $42,973   $31,672   $12,476   $11,889   $  8,643   $ 5,449  $   1,590
Ratio of expenses to
 average net assets..........     0.95%      0.92%      0.89%     0.92%     0.95%     1.40%      1.40%     1.40%      1.40%+
Ratio of net income (loss) to
  average net assets.........    (0.68)%    (0.51)%    (0.49)%   (0.37)%   (0.55)%   (0.38)%    (0.06)%    0.01%      0.37%+
Portfolio turnover rate......    57.93%     86.52%    101.68%   119.74%   106.48%    69.18%     48.99%    77.85%     12.99%
Without management fee waiver
 and expense reimbursement:++
Ratio of expenses to average
  net assets.................     0.96%                           1.37%     1.45%     1.60%                2.11%      6.04%+
Ratios of net income (loss)
 to average net assets.......    (0.69)%                                   (0.97)%   (0.43)%              (0.26)%       (0)%+

__________________
*  Commencement of operations.
+  Annualized.
++ The Manager, and Seligman Henderson, the former subadviser to the Seligman
   International Portfolios, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.

See Notes to Financial Statements.

                                   --P-73--

                           Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Financial Highlights (continued)
-------------------------------------------------------------------------------

                                                 Global Smaller Companies Portfolio         Global Technology Portfolio
                                           ---------------------------------------------    ----------------------------
                                                     Year Ended December 31,                  Year Ended December 31,     5/1/96*
                                           ----------------------------------------------   --------------------------     to
PER SHARE DATA:                              1999      1998      1997      1996    1995      1999      1998     1997    12/31/96
                                           -------   -------   -------   -------  -------   -------   -------- -------  --------
Net Asset Value, Beginning of Period.....  $ 13.62   $ 12.98   $ 12.87    11.67    $ 10.31   $ 13.85   $ 10.59  $10.32   $   10.00
                                           -------   -------   -------   -------   -------   -------   ------- -------   ---------
Income from Investment Operations:
Net investment income (loss).............    (0.06)    (0.01)     0.02      0.02      0.05     (0.09)   (0.05)   0.01          --
Net realized and unrealized gain
  on investments.........................     4.10      1.02      1.17      2.31      2.04     16.25     3.81    2.15        0.30
Net realized and unrealized gain (loss)
  on foreign currency transactions.......    (0.18)    (0.17)    (0.75)    (0.16)    (0.30)    (0.04)    0.11   (0.19)       0.10
                                           -------   -------   -------   -------   -------   -------  ------- -------   ---------
Total from Investment Operations.........     3.86      0.84      0.44      2.17      1.79     16.12     3.87    1.97        0.40
                                           -------   -------   -------   -------   -------   -------  ------- -------   ---------
Less Distributions:
Dividends from net investment income.....       --        --     (0.02)    (0.02)    (0.05)       --       --   (0.01)         --
Distributions from net realized
  capital gain...........................       --     (0.20)    (0.31)    (0.95)    (0.38)    (2.55)   (0.61)  (1.69)      (0.08)
                                           -------   -------   -------   -------   -------   -------  ------- -------   ---------
Total Distributions......................       --     (0.20)    (0.33)    (0.97)    (0.43)    (2.55)   (0.61)  (1.70)      (0.08)
                                           -------   -------   -------   -------   -------   -------  ------- -------   ---------
Net Asset Value, End of Period...........  $ 17.48   $ 13.62   $ 12.98   $ 12.87   $ 11.67   $ 27.42  $ 13.85 $ 10.59   $   10.32
                                           =======   =======   =======   =======   =======   =======  =======  =======   =========
TOTAL RETURN:                                28.34%     6.58%     3.43%    18.66%    17.38%   118.80%   36.80%  19.53%       4.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted).........................  $19,569   $20,814   $20,505   $16,876   $ 4,837   $22,087  $ 6,130  $3,686   $   1,364
Ratio of expenses to
  average net assets.....................     1.40%     1.40%     1.40%     1.40%     1.39%     1.40%    1.40%   1.40%       1.40%+
Ratio of net income (loss) to
  average net assets.....................    (0.46)%   (0.06)%    0.24%     0.23%     0.64%    (0.51)%  (0.43)%  0.12%       0.60%+
Portfolio turnover rate..................    46.75%    66.40%    64.81%    62.31%    55.65%   116.88%   82.27% 167.36%      45.04%
Without management fee waiver
 and expense reimbursement:++
Ratio of expenses to
 average net assets......................     1.60%     1.50%     1.56%     1.90%     3.84%     1.41%    1.80%   2.10%       4.71%+
Ratio of net income (loss) to
 average net assets......................    (0.66)%  (0.16)%     0.08%   (0.27)%   (1.81)%   (0.52)%   (0.83)% (0.58)%     (2.71)%+

-------------------
*  Commencement of operations.
+  Annualized.
++ The Manager, and Seligman Henderson, the former subadviser to the Seligman
   International Portfolios, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.

See Notes to Financial Statements.

                                  --P-74--

                           Seligman Portfolios, Inc.

                                 High-Yield Bond Portfolio                                     Income Portfolio
                                 -------------------------                                  ----------------------
                                   Year Ended December 31,             5/1/95*              Year Ended December 31,
                             -------------------------------------      to       -------------------------------------------
PER SHARE DATA:                 1999      1998      1997      1996    12/31/95     1999    1998      1997     1996       1995
                             -------   -------   -------   -------   ---------   ------   ------    -----     -----     ------
Net Asset Value,
  Beginning of Period......  $ 10.87   $ 11.87   $ 11.19   $ 10.50   $   10.00   $11.01   $ 10.80   $ 10.52   $ 10.56   $  9.97
                             -------   -------   -------   -------   ---------   ------   -------   -------   -------   -------
Income from Investment
 Operations:
Net investment income......     1.19      1.11      0.91      0.77        0.22     0.53      0.45      0.56      0.58      0.60
Net realized and
 unrealized gain (loss)
 on investments............    (1.27)    (0.99)     0.78      0.77        0.52    (0.23)     0.38      0.91      0.13      1.19
                             -------   -------   -------   -------   ---------   ------   -------   -------   -------   -------
Total from Investment
 Operations................    (0.08)     0.12      1.69      1.54        0.74     0.30      0.83      1.47      0.71      1.79
                             -------   -------   -------   -------   ---------   ------   -------   -------   -------   -------
Less Distributions:
Dividends from net
  investment income........    (1.20)    (1.11)    (0.90)    (0.77)      (0.22)   (0.52)    (0.46)    (0.55)    (0.58)    (0.60)
Distributions from net
  realized capital gain....       --     (0.01)    (0.11)    (0.08)      (0.02)   (0.88)    (0.16)    (0.64)    (0.17)    (0.60)
                             -------   -------   -------   -------   ---------   ------   -------   -------   -------   -------
Total Distributions........    (1.20)    (1.12)    (1.01)    (0.85)      (0.24)   (1.40)    (0.62)    (1.19)    (0.75)    (1.20)
                             -------   -------   -------   -------   ---------   ------   -------   -------   -------   -------
Net Asset Value,
   End of Year.............  $  9.59   $ 10.87   $ 11.87   $ 11.19   $   10.50   $ 9.91   $ 11.01   $ 10.80   $ 10.52   $ 10.56
                             =======   =======   =======   =======   =========   ======   =======   =======   =======   =======
TOTAL RETURN:                 (0.75)%     1.02%    15.09%    14.62%       7.37%    2.87%     7.76%    14.02%     6.66%    17.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)...........  $26,892   $32,253   $23,268   $11,176   $   3,009   $8,595   $14,582   $13,835   $13,717   $12,619
Ratio of expenses to
  average net assets.......     0.70%     0.70%     0.70%     0.70%       0.70%+   0.60%     0.60%     0.60%     0.59%     0.60%
Ratio of net income
 to average net assets.....    10.33%     9.60%     9.61%     9.77%       7.46%+   3.62%     3.94%     4.71%     5.37%     5.55%
Portfolio turnover rate....    57.05%    43.13%    74.54%   117.01%      67.55%   75.08%    70.45%    96.99%    19.59%    51.22%
Without management
 fee waiver and expense
 reimbursement:++
Ratio of expenses to
 average net assets........     0.77%     0.74%     0.79%     0.88%     4.38%+     0.72%     0.61%     0.63%               0.62%
Ratios of net income
 to average net assets.....    10.26%     9.56%     9.52%     9.59%     3.78%+     3.50%     3.93%     4.68%               5.53%

----------------
*   Commencement of operations.
+   Annualized.
++ The Manager, and Seligman Henderson, the former subadviser to the Seligman International Portfolios, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.

See Notes to Financial Statements.

                                   --P-75--

                           Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Financial Highlights  (continued)
-------------------------------------------------------------------------------

                                                                    Large-Cap
                                                                     Growth                 Large-Cap        Small-Cap
                             International Growth Portfolio          Portfolio                Value        Value Portfolio
                             ------------------------------          ---------               Portfolio     ---------------
                                                                                             ----------
                                       Year Ended December 31,                  5/1/99*    Year     5/1/98*    Year     5/1/98*
                             -----------------------------------------------      to      Ended       to       Ended     to
PER SHARE DATA:               1999      1998      1997      1996     1995      12/31/99  12/31/99  12/31/98  12/31/99  12/31/98
                             ------   -------   -------  -------   ---------   --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period......  $ 15.37    $13.54   $ 12.96   $ 12.39     $ 11.34   $   10.00  $  9.66   $ 10.00   $ 7.31  $   10.00
                             -------    ------   -------   -------     -------   ---------  -------   -------   ------   --------
Income from Investment
  Operations:
Net investment income
  (loss)...................    (0.05)     0.08      0.03      0.07        0.15          --     0.10      0.04    (0.03)     (0.02)
Net realized and unrealized
  gain (loss) on
   investments                  4.69      1.90      2.11      1.13        0.90        2.16    (0.37)    (0.07)    2.49      (1.73)
Net realized and
  unrealized gain (loss)
   on foreign currency
  transactions.............    (0.73)     0.16     (1.06)    (0.32)       0.24          --       --        --       --         --
                             -------    ------   -------   -------     -------   ---------  -------   -------   ------   --------
Total from Investment
  Operations...............     3.91      2.14      1.08      0.88        1.29        2.16    (0.27)    (0.03)    2.46      (1.75)
                             -------    ------   -------   -------     -------   ---------  -------   -------   ------   --------
Less Distributions:
Dividends from net
  investment income........       --     (0.15)    (0.03)    (0.07)      (0.15)         --    (0.11)    (0.04)      --         --
Distributions from net
realized capital gain......    (2.65)    (0.16)    (0.47)    (0.24)      (0.09)         --       --     (0.27)   (1.69)     (0.94)
                             -------    ------   -------   -------     -------   ---------  -------   -------   ------   --------
Total Distributions........    (2.65)    (0.31)    (0.50)    (0.31)      (0.24)         --    (0.11)    (0.31)   (1.69)     (0.94)
                             -------    ------   -------   -------     -------   ---------  -------   -------   ------   --------
Net Asset Value,
  End of Period............  $ 16.63    $15.37   $ 13.54   $ 12.96     $ 12.39   $   12.16  $  9.28   $  9.66   $ 8.08  $    7.31
                             =======    ======   =======   =======     =======   =========  =======   =======   ======   ========
TOTAL RETURN:                  26.64%    15.81%     8.35%     7.08%      11.34%      21.60%   (2.76)%   (0.26)%  35.26%    (17.00)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)...........  $10,248    $9,893   $ 9,182   $ 7,242     $ 4,183   $   3,668  $ 5,758   $ 3,845   $4,403  $   2,469
Ratio of expenses to
  average net assets.......     1.39%     1.40%     1.40%     1.40%       1.35%       0.70%+   0.80%     0.80%+   1.00%      1.00%+
Ratio of net income (loss)
  to average net assets....     0.33%     0.52%     0.43%     0.70%       1.01%      (0.03)%+  1.18%     1.11%+  (0.27)%    (0.34)%+
Portfolio turnover rate....    79.17%    75.81%    89.43%    48.53%      41.40%      56.69%   28.01%    65.82%   90.51%     73.87%
Without management fee
  waiver and expense
  reimbursement:++
Ratio of expenses to
  average net assets.......     1.66%     1.78%     2.07%     2.30%       3.40%     1.52%+     1.13%     2.24%+   1.41%      3.08%+
Ratio of net income (loss)
 to average net assets.....     0.06%     0.14%    (0.24)%   (0.20)%     (1.04)%   (0.85)%+    0.85%    (0.33)%+ (0.33)%+   (2.43)%+

------------------
*  Commencement of operations.
+  Annualized.
++ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
   See Notes to Financial Statements.

                                   --P-76--

                           Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Report of the Independent Auditors
-------------------------------------------------------------------------------

The Directors and Shareholders,
Seligman Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Portfolios, Inc. (comprising, respectively, the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio, Seligman Global Technology Portfolio, Seligman High-Yield Bond Portfolio, Seligman Income Portfolio, Seligman International Growth Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio, collectively referred to as the "Fund") as of December 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Seligman Portfolios, Inc. at December 31, 1999, the results of their operations, the changes in their net assets, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                         Ernst & Young LLP

New York, New York
February 7, 2000

                                   --P-77--

                           Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Board of Directors
-------------------------------------------------------------------------------

John R. Galvin 2, 4
Dean, Fletcher School of Law and Diplomacy
 at Tufts University
Director, Raytheon Company

Alice S. Ilchman 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 2, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center
Director, Conoco Inc.

John E. Merow 2, 4
Retired Chairman and Senior Partner,
 Sullivan & Cromwell, Law Firm
Director, Commonwealth Industries, Inc.
Director, New York Presbyterian Hospital

Betsy S. Michel 2, 4
Trustee, The Geraldine R. Dodge Foundation

William C. Morris 1
Chairman
Chairman of the Board,
 J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch, Law Firm

James Q. Riordan 3, 4
Director, KeySpan Energy Corporation
Trustee, Committee for Economic Development
Director, Public Broadcasting Service

Richard R. Schmaltz 1
Managing Director, Director of Investments,
 J. & W. Seligman & Co. Incorporated
Trustee Emeritus, Colby College

Robert L. Shafer 3, 4
Retired Vice President, Pfizer Inc.

James N. Whitson 2, 4
Director and Consultant,
 Sammons Enterprises, Inc.
Director, C-SPAN
Director, CommScope, Inc.

Brian T. Zino 1
President
President, J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.
Director, ICI Mutual Insurance Company
Member of the Board of Governors,
 Investment Company Institute

Director Emeritus
Fred E. Brown
Director and Consultant,
 J. & W. Seligman & Co. Incorporated

-------------------------------------------------------------------------------
Member:
-------------------------------------------------------------------------------
1 Executive Committee
2 Audit Committee
3 Director Nominating Committee
4 Board Operations Committee

-------------------------------------------------------------------------------
Executive Officers
-------------------------------------------------------------------------------

William C. Morris
Chairman

Brian T. Zino
President

Brian Ashford-Russell
Vice President

Daniel J. Charleston
Vice President

Iain C. Clark
Vice President

Nitin Mehta
Vice President

Arsen Mrakovcic
Vice President

Marion S. Schultheis
Vice President

Charles C. Smith, Jr.
Vice President

Lawrence P. Vogel
Vice President

Paul H. Wick
Vice President

Gary S. Zeltzer
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary

-------------------------------------------------------------------------------
Manager
-------------------------------------------------------------------------------
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, New York 10017

Subadviser
Henderson Investment
 Management Limited
3 Finsbury Avenue
London EC2M 2PA

General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, New York 10017

Custodians
State Street Bank & Trust Co.
The Chase Manhattan Bank

General Counsel
Sullivan & Cromwell

Independent Auditors
Ernst & Young LLP